SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.0%
Airbus SE (Netherlands)	2,310	$433,877
Boeing Co.(1)	1,857	369,599
Northrop Grumman Corp.	681	464,605
RTX Corp.	3,175	612,457

		1,880,538

Air Freight & Logistics — 0.7%
FedEx Corp.	1,829	651,453

		651,453

Automobiles — 0.9%
General Motors Co.	3,475	258,888
Tesla, Inc.(1)	1,558	579,186

		838,074

Banks — 2.4%
Bank of America Corp.	9,951	485,111
Citigroup, Inc.	9,119	1,034,186
JPMorgan Chase & Co.	2,012	591,850
PNC Financial Services Group, Inc.	673	140,044

		2,251,191

Beverages — 1.7%
Coca-Cola Co.	13,035	991,312
Keurig Dr Pepper, Inc.	8,943	235,469
PepsiCo, Inc.	2,076	322,382

		1,549,163

Biotechnology — 2.0%
AbbVie, Inc.	3,300	717,717
Amgen, Inc.	485	170,647
Gilead Sciences, Inc.	2,124	296,022
Regeneron Pharmaceuticals, Inc.	654	505,307
Vertex Pharmaceuticals, Inc.(1)	472	210,767

		1,900,460

Broadline Retail — 4.2%
Amazon.com, Inc.(1)	18,626	3,879,237

		3,879,237

Building Products — 0.5%
Trane Technologies PLC	1,187	494,670

		494,670

Capital Markets — 2.2%
Blackrock, Inc.	416	400,071
Charles Schwab Corp.	6,464	607,487
CME Group, Inc.	975	287,966
KKR & Co., Inc.	1,980	183,150
Nasdaq, Inc.	3,664	311,037
TPG, Inc.	6,844	277,251

		2,066,962

Chemicals — 1.0%
Corteva, Inc.	5,301	443,747
Linde PLC	281	139,309
PPG Industries, Inc.	2,831	302,577

		885,633

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,083	183,179

		183,179

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 2.1%
Cisco Systems, Inc.	24,785	$1,923,068

		1,923,068

Construction Materials — 0.7%
CRH PLC	6,009	631,666

		631,666

Consumer Finance — 1.0%
Capital One Financial Corp.	4,911	895,914

		895,914

Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	940	936,644
U.S. Foods Holding Corp.(1)	1,872	172,617
Walmart, Inc.	9,874	1,227,141

		2,336,402

Electric Utilities — 1.9%
Constellation Energy Corp.	524	146,327
NextEra Energy, Inc.	5,515	512,233
NRG Energy, Inc.	3,878	566,731
PPL Corp.	7,032	268,622
Xcel Energy, Inc.	3,506	278,517

		1,772,430

Electrical Equipment — 0.8%
GE Vernova, Inc.	837	730,617

		730,617

Energy Equipment & Services — 0.1%
SLB Ltd.	1,608	82,635

		82,635

Entertainment — 2.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,161	268,748
Live Nation Entertainment, Inc.(1)	3,007	458,598
Netflix, Inc.(1)	6,749	648,916
Spotify Technology SA(1)	725	351,560
Walt Disney Co.	7,803	752,053

		2,479,875

Financial Services — 4.0%
Apollo Global Management, Inc.	3,752	418,048
Berkshire Hathaway, Inc., Class B(1)	2,291	1,097,847
Corebridge Financial, Inc.	3,154	75,255
Mastercard, Inc., Class A	2,611	1,304,612
Visa, Inc., Class A	2,680	810,003

		3,705,765

Ground Transportation — 0.4%
Union Pacific Corp.	1,451	352,042

		352,042

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,253	128,646
Becton Dickinson & Co.	1,452	228,298
Boston Scientific Corp.(1)	5,878	368,844
Dexcom, Inc.(1)	2,717	170,628
Edwards Lifesciences Corp.(1)	1,924	154,074
Intuitive Surgical, Inc.(1)	772	355,884
Medtronic PLC	790	68,454
Stryker Corp.	282	92,662

		1,567,490

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	698	$147,494
CVS Health Corp.	2,357	169,280
HCA Healthcare, Inc.	332	157,116
McKesson Corp.	714	617,867
UnitedHealth Group, Inc.	1,947	526,839

		1,618,596

Health Care REITs — 0.5%
Welltower, Inc.	2,560	506,138

		506,138

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	1,787	225,662
Booking Holdings, Inc.	47	197,885
Hilton Worldwide Holdings, Inc.	729	221,674
McDonald’s Corp.	1,304	405,270
Royal Caribbean Cruises Ltd.	802	220,694
Starbucks Corp.	1,713	153,468
Viking Holdings Ltd.(1)	2,279	167,461
Yum! Brands, Inc.	1,218	189,375

		1,781,489

Household Durables — 0.1%
PulteGroup, Inc.	1,113	130,900

		130,900

Household Products — 0.6%
Procter & Gamble Co.	3,522	508,718

		508,718

Industrial Conglomerates — 0.9%
Honeywell International, Inc.	3,841	868,181

		868,181

Industrial REITs — 0.6%
Prologis, Inc.	3,903	515,898

		515,898

Insurance — 2.7%
Allstate Corp.	3,624	751,400
American International Group, Inc.	5,563	418,616
Aon PLC, Class A	1,170	377,653
Arch Capital Group Ltd.(1)	3,022	290,082
Assured Guaranty Ltd.	1,017	82,865
AXA SA (France)	1,909	87,519
Prudential PLC (United Kingdom)	21,122	294,553
Unum Group	2,781	203,097

		2,505,785

Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	16,290	4,684,352
Meta Platforms, Inc., Class A	3,661	2,094,568

		6,778,920

IT Services — 0.3%
Snowflake, Inc.(1)	1,973	297,568

		297,568

Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A(1)	1,422	396,382

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — (continued)
Danaher Corp.	520	$98,592
Thermo Fisher Scientific, Inc.	1,707	839,042

		1,334,016

Machinery — 1.4%
Fortive Corp.	8,036	444,230
Ingersoll Rand, Inc.	4,176	334,581
Otis Worldwide Corp.	7,179	553,357

		1,332,168

Metals & Mining — 0.6%
Barrick Mining Corp.	5,449	222,265
Glencore PLC (United Kingdom)(1)	43,095	328,384

		550,649

Multi-Utilities — 0.7%
Ameren Corp.	3,725	409,452
CenterPoint Energy, Inc.	5,519	238,200

		647,652

Oil, Gas & Consumable Fuels — 4.6%
Antero Resources Corp.(1)	4,340	184,190
BP PLC (United Kingdom)	29,909	235,760
Cenovus Energy, Inc. (Canada)	20,464	543,118
ConocoPhillips	7,043	929,676
Exxon Mobil Corp.	12,168	2,064,423
Shell PLC (United Kingdom)	6,836	319,219

		4,276,386

Passenger Airlines — 0.3%
Southwest Airlines Co.	6,608	248,263

		248,263

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	3,838	232,775
Eli Lilly & Co.	1,507	1,386,093
Johnson & Johnson	3,627	886,584
Merck & Co., Inc.	4,196	504,737
Pfizer, Inc.	4,397	123,468

		3,133,657

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	1,043	141,285

		141,285

Semiconductors & Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc.(1)	5,862	1,192,507
Analog Devices, Inc.	6,306	2,006,191
Broadcom, Inc.	9,365	2,898,561
Lam Research Corp.	11,762	2,513,069
Marvell Technology, Inc.	18,080	1,790,824
NVIDIA Corp.	34,908	6,087,955

		16,489,107

Software — 7.7%
Microsoft Corp.	13,841	5,123,523
Oracle Corp.	8,348	1,228,074
Palantir Technologies, Inc., Class A(1)	5,590	817,705

		7,169,302

Specialized REITs — 0.9%
American Tower Corp.	4,906	846,677

		846,677

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 1.7%
Home Depot, Inc.	1,259	$414,072
Lowe’s Cos., Inc.	1,196	282,591
O’Reilly Automotive, Inc.(1)	2,402	221,729
TJX Cos., Inc.	3,351	535,155
Ulta Beauty, Inc.(1)	292	152,631

		1,606,178

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	17,349	4,403,003
Everpure, Inc., Class A(1)	4,665	275,421

		4,678,424

Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(1)	3,143	103,468
On Holding AG, Class A(1)	2,757	93,793
Ralph Lauren Corp.	392	134,844

		332,105

Tobacco — 0.6%
Philip Morris International, Inc.	3,309	547,110

		547,110

Trading Companies & Distributors — 0.4%
United Rentals, Inc.	508	370,108

		370,108

Total Common Stocks (Cost $65,421,908)		92,273,744

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $440,573, due 4/1/2026(2)	$440,561	440,561

Total Repurchase Agreements (Cost $440,561)		440,561

Total Investments — 99.9% (Cost $65,862,469)		92,714,305

Assets in excess of other liabilities — 0.1%		98,896

Total Net Assets — 100.0%		$92,813,201

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$452,000	$449,514

Legend:

REITs — Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$90,574,432	$1,699,312	*	$—	$92,273,744
Repurchase Agreements	—	440,561		—	440,561

Total	$90,574,432	$2,139,873		$—	$92,714,305

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.1%
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	873	$594,618
RTX Corp.	17,525	3,380,572

		3,975,190

Automobile Components — 0.5%
BorgWarner, Inc.	7,981	433,049

		433,049

Banks — 7.2%
Citigroup, Inc.	12,063	1,368,065
East West Bancorp, Inc.	6,679	713,050
JPMorgan Chase & Co.	10,579	3,111,919
Wells Fargo & Co.	16,302	1,297,802

		6,490,836

Biotechnology — 4.3%
Gilead Sciences, Inc.	10,357	1,443,455
Regeneron Pharmaceuticals, Inc.	2,142	1,654,995
United Therapeutics Corp.(1)	1,267	751,306

		3,849,756

Building Products — 1.5%
Allegion PLC	3,980	578,254
Owens Corning	7,119	770,418

		1,348,672

Capital Markets — 1.2%
Raymond James Financial, Inc.	4,899	709,326
S&P Global, Inc.	881	374,725

		1,084,051

Chemicals — 0.4%
CF Industries Holdings, Inc.	3,036	394,194

		394,194

Commercial Services & Supplies — 1.3%
Veralto Corp.	13,533	1,196,588

		1,196,588

Communications Equipment — 2.4%
Cisco Systems, Inc.	27,440	2,129,070

		2,129,070

Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores, Inc.	1,385	1,008,086
Target Corp.	6,923	839,067
U.S. Foods Holding Corp.(1)	7,551	696,278
Walmart, Inc.	18,867	2,344,791

		4,888,222

Distributors — 1.4%
Genuine Parts Co.	3,847	406,821
Pool Corp.	4,146	838,860

		1,245,681

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	43,001	1,246,599

		1,246,599

Electrical Equipment — 1.2%
Generac Holdings, Inc.(1)	3,153	615,876
nVent Electric PLC	4,122	487,550

		1,103,426

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.3%
Flex Ltd.(1)	5,115	$334,828
Zebra Technologies Corp., Class A(1)	4,006	837,574

		1,172,402

Energy Equipment & Services — 1.4%
Cactus, Inc., Class A	10,067	476,874
SLB Ltd.	14,567	748,598

		1,225,472

Entertainment — 1.5%
Walt Disney Co.	13,648	1,315,394

		1,315,394

Financial Services — 6.6%
Berkshire Hathaway, Inc., Class B(1)	7,329	3,512,057
Jack Henry & Associates, Inc.	6,640	1,049,386
Mastercard, Inc., Class A	2,744	1,371,067

		5,932,510

Ground Transportation — 3.2%
CSX Corp.	23,986	984,625
JB Hunt Transport Services, Inc.	3,541	750,338
Landstar System, Inc.	7,498	1,202,005

		2,936,968

Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(1)	3,659	627,262
GE HealthCare Technologies, Inc.	12,738	906,691
ResMed, Inc.	4,169	935,857

		2,469,810

Health Care Providers & Services — 4.8%
Cencora, Inc.	2,205	692,679
HCA Healthcare, Inc.	1,397	661,116
Quest Diagnostics, Inc.	7,063	1,384,207
UnitedHealth Group, Inc.	6,058	1,639,234

		4,377,236

Hotels, Restaurants & Leisure — 1.3%
Yum! Brands, Inc.	7,588	1,179,782

		1,179,782

Insurance — 1.8%
Axis Capital Holdings Ltd.	8,000	811,280
Progressive Corp.	4,191	830,824

		1,642,104

Interactive Media & Services — 4.2%
Alphabet, Inc., Class C	8,136	2,333,893
Meta Platforms, Inc., Class A	2,516	1,439,479

		3,773,372

Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	11,119	1,267,344
Charles River Laboratories International, Inc.(1)	6,301	1,086,922

		2,354,266

Machinery — 4.9%
Allison Transmission Holdings, Inc.	5,220	611,053
ITT, Inc.	5,405	1,029,815
Otis Worldwide Corp.	6,511	501,868
PACCAR, Inc.	11,691	1,350,311
Westinghouse Air Brake Technologies Corp.	3,809	951,907

		4,444,954

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	4,758	$279,675
Steel Dynamics, Inc.	5,015	902,700

		1,182,375

Oil, Gas & Consumable Fuels — 7.6%
APA Corp.	19,691	835,686
Chevron Corp.	11,900	2,462,110
ConocoPhillips	10,080	1,330,560
EOG Resources, Inc.	11,713	1,693,348
Phillips 66	2,904	529,051

		6,850,755

Pharmaceuticals — 4.3%
Johnson & Johnson	16,075	3,929,373

		3,929,373

Professional Services — 0.5%
Paycom Software, Inc.	3,495	424,782

		424,782

Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.(1)	2,829	860,921

		860,921

Semiconductors & Semiconductor Equipment — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,271	1,781,334
Texas Instruments, Inc.	9,668	1,876,946

		3,658,280

Software — 0.5%
Salesforce, Inc.	2,385	445,208

		445,208

Specialized REITs — 0.7%
Public Storage	2,355	637,922

		637,922

Specialty Retail — 4.7%
Dick’s Sporting Goods, Inc.	5,804	1,150,875
Lowe’s Cos., Inc.	8,130	1,920,957
Ross Stores, Inc.	5,237	1,134,491

		4,206,323

Technology Hardware, Storage & Peripherals — 0.9%
NetApp, Inc.	7,989	817,994

		817,994

Tobacco — 3.2%
Philip Morris International, Inc.	17,542	2,900,394

		2,900,394

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	5,852	539,964

		539,964

Total Common Stocks (Cost $67,593,973)		88,663,895

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,799,870, due 4/1/2026(2)	$1,799,817	$1,799,817

Total Repurchase Agreements (Cost $1,799,817)		1,799,817

Total Investments — 100.1% (Cost $69,393,790)		90,463,712

Liabilities in excess of other assets — (0.1)%		(51,329)

Total Net Assets — 100.0%		$90,412,383

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$1,846,300	$1,835,896

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$88,663,895	$—	$—	$88,663,895
Repurchase Agreements	—	1,799,817	—	1,799,817

Total	$88,663,895	$1,799,817	$—	$90,463,712

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.9%
Aerospace & Defense — 4.6%
Boeing Co.(1)	10,392	$2,068,320
FTAI Aviation Ltd.	4,735	1,160,075
General Electric Co.	8,754	2,484,123
L3Harris Technologies, Inc.	5,880	2,029,482
RTX Corp.	13,108	2,528,533

		10,270,533

Automobiles — 0.8%
Tesla, Inc.(1)	4,694	1,744,994

		1,744,994

Banks — 3.6%
JPMorgan Chase & Co.	16,712	4,916,002
Wells Fargo & Co.	38,624	3,074,857

		7,990,859

Beverages — 0.6%
Monster Beverage Corp.(1)	18,362	1,330,511

		1,330,511

Biotechnology — 2.6%
Gilead Sciences, Inc.	16,357	2,279,675
United Therapeutics Corp.(1)	2,733	1,620,615
Vertex Pharmaceuticals, Inc.(1)	4,382	1,956,738

		5,857,028

Broadline Retail — 4.8%
Amazon.com, Inc.(1)	51,486	10,722,989

		10,722,989

Building Products — 0.4%
Builders FirstSource, Inc.(1)	10,072	829,228

		829,228

Capital Markets — 4.0%
Goldman Sachs Group, Inc.	3,595	3,041,334
Intercontinental Exchange, Inc.	14,742	2,318,622
KKR & Co., Inc.	14,834	1,372,145
Nasdaq, Inc.	25,430	2,158,752

		8,890,853

Chemicals — 2.2%
Linde PLC	5,463	2,708,337
Sherwin-Williams Co.	6,737	2,159,545

		4,867,882

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	3,906	855,492

		855,492

Communications Equipment — 0.3%
Cisco Systems, Inc.	9,948	771,865

		771,865

Consumer Staples Distribution & Retail — 3.1%
BJ’s Wholesale Club Holdings, Inc.(1)	18,119	1,783,272
Casey’s General Stores, Inc.	1,532	1,115,081
Walmart, Inc.	31,195	3,876,915

		6,775,268

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Distributors — 0.5%
Pool Corp.	5,656	$1,144,378

		1,144,378

Electrical Equipment — 1.2%
Eaton Corp. PLC	4,040	1,444,987
GE Vernova, Inc.	1,493	1,303,239

		2,748,226

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	16,083	2,186,806

		2,186,806

Entertainment — 2.1%
Liberty Media Corp.-Liberty Formula One, Class C(1)	14,720	1,251,495
Netflix, Inc.(1)	36,308	3,491,014

		4,742,509

Financial Services — 1.9%
Mastercard, Inc., Class A	8,313	4,153,674

		4,153,674

Gas Utilities — 0.9%
Atmos Energy Corp.	10,900	2,013,448

		2,013,448

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	26,139	2,683,691
Edwards Lifesciences Corp.(1)	23,690	1,897,095

		4,580,786

Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	2,063	976,294

		976,294

Health Care REITs — 1.2%
Welltower, Inc.	13,460	2,661,177

		2,661,177

Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	6,561	1,152,505

		1,152,505

Hotels, Restaurants & Leisure — 0.9%
Marriott International, Inc., Class A	5,787	1,892,754

		1,892,754

Insurance — 2.0%
Arthur J Gallagher & Co.	9,409	2,037,801
Chubb Ltd.	7,100	2,314,103

		4,351,904

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	47,327	13,609,352
Meta Platforms, Inc., Class A	11,040	6,316,315

		19,925,667

Machinery — 2.2%
Cummins, Inc.	2,692	1,448,350
ITT, Inc.	9,673	1,842,997
Parker-Hannifin Corp.	1,846	1,652,613

		4,943,960

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.4%
EchoStar Corp., Class A(1)	6,952	$813,871

		813,871

Multi-Utilities — 1.9%
Dominion Energy, Inc.	37,713	2,331,418
WEC Energy Group, Inc.	15,668	1,813,884

		4,145,302

Oil, Gas & Consumable Fuels — 4.3%
Diamondback Energy, Inc.	8,094	1,600,912
EOG Resources, Inc.	7,905	1,142,826
Exxon Mobil Corp.	16,149	2,739,839
Phillips 66	5,127	934,037
Targa Resources Corp.	6,047	1,516,164
Williams Cos., Inc.	21,562	1,569,283

		9,503,061

Pharmaceuticals — 3.6%
Eli Lilly & Co.	5,246	4,825,113
Merck & Co., Inc.	26,530	3,191,294

		8,016,407

Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.(1)	13,240	2,693,413
Broadcom, Inc.	22,968	7,108,826
KLA Corp.	1,718	2,529,600
Micron Technology, Inc.	5,015	1,694,268
NVIDIA Corp.	107,460	18,741,024
NXP Semiconductors NV	5,634	1,109,109

		33,876,240

Software — 8.6%
AppLovin Corp., Class A(1)	1,176	468,048
Intuit, Inc.	2,128	920,105
Microsoft Corp.	33,246	12,306,672
Oracle Corp.	13,184	1,939,498
Palantir Technologies, Inc., Class A(1)	8,110	1,186,331
PTC, Inc.(1)	7,764	1,106,292
Trimble, Inc.(1)	18,700	1,219,801

		19,146,747

Specialty Retail — 3.0%
AutoZone, Inc.(1)	576	1,945,601
Dick’s Sporting Goods, Inc.	5,680	1,126,287
Lowe’s Cos., Inc.	11,066	2,614,675
Wayfair, Inc., Class A(1)	14,301	1,075,578

		6,762,141

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	62,854	15,951,717

		15,951,717

Tobacco — 1.0%
Philip Morris International, Inc.	13,629	2,253,419

		2,253,419

Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	7,061	1,647,049

		1,647,049

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	6,501	$1,365,405

		1,365,405

Total Common Stocks (Cost $158,623,755)		221,862,949

Total Investments — 99.9% (Cost $158,623,755)		221,862,949

Assets in excess of other liabilities — 0.1%		139,738

Total Net Assets — 100.0%		$222,002,687

(1)	Non–income–producing security.

Legend:

REITs — Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$221,862,949	$—	$—	$221,862,949

Total	$221,862,949	$—	$—	$221,862,949

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.5%
Australia — 1.8%
Brambles Ltd.	21,449	$335,161
Telstra Group Ltd.	229,959	846,949

		1,182,110

Belgium — 1.0%
UCB SA	2,163	651,519

		651,519

Cayman Islands — 0.6%
Sea Ltd., ADR(1)	4,310	356,911

		356,911

Denmark — 3.4%
DSV A/S	5,054	1,207,422
Novonesis (Novozymes) B	16,488	975,591

		2,183,013

France — 14.3%
Air Liquide SA	10,323	2,126,541
Capgemini SE	3,317	387,707
EssilorLuxottica SA	4,156	967,248
Kering SA	1,221	369,214
Legrand SA	7,150	1,104,852
Safran SA	6,804	2,225,201
Schneider Electric SE	5,414	1,487,064
SPIE SA	8,924	446,213

		9,114,040

Germany — 5.7%
Bilfinger SE	2,522	285,558
Muenchener Rueckversicherungs-Gesellschaft AG	1,153	718,237
RWE AG	9,591	638,797
SAP SE	1,793	303,435
Scout24 SE(2)	4,290	328,706
Siemens Energy AG	8,150	1,341,291

		3,616,024

Hong Kong — 3.5%
AIA Group Ltd.	100,400	1,127,879
Hong Kong Exchanges & Clearing Ltd.	22,100	1,120,145

		2,248,024

Ireland — 1.4%
Ryanair Holdings PLC, ADR	15,506	896,247

		896,247

Italy — 1.5%
Prysmian SpA	8,340	975,228

		975,228

Japan — 22.8%
Advantest Corp.	4,300	581,771
Ajinomoto Co., Inc.	30,100	843,962
Asics Corp.	11,700	311,118
Azbil Corp.	71,900	622,137
Hitachi Ltd.	61,900	1,809,066
IHI Corp.	34,600	707,149
JX Advanced Metals Corp.	32,600	708,605
Kao Corp.	16,500	644,740
Kinden Corp.	15,800	712,996
Lasertec Corp.	4,800	1,058,349
Nintendo Co. Ltd.	12,900	736,085
Penta-Ocean Construction Co. Ltd.	57,000	606,016
Recruit Holdings Co. Ltd.	17,400	752,740

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Sanrio Co. Ltd.	64,000	$394,928
Sony Group Corp.	49,100	1,012,754
Sumitomo Electric Industries Ltd.	16,000	895,923
Suzuki Motor Corp.	47,100	564,304
Tokyo Electron Ltd.	6,400	1,565,133

		14,527,776

Luxembourg — 1.3%
Spotify Technology SA(1)	1,705	826,772

		826,772

Netherlands — 9.0%
Argenx SE(1)	692	504,199
ASML Holding NV	2,775	3,673,093
Ferrari NV	1,418	477,966
Ferrovial SE	8,424	547,715
SBM Offshore NV	13,207	525,263

		5,728,236

Republic of Korea — 1.0%
Hanwha Aerospace Co. Ltd.	779	634,755

		634,755

Singapore — 3.2%
DBS Group Holdings Ltd.	29,540	1,312,561
Singapore Exchange Ltd.	45,900	704,283

		2,016,844

Spain — 2.8%
Indra Sistemas SA	16,901	931,301
Industria de Diseno Textil SA	14,678	843,926

		1,775,227

Switzerland — 4.7%
Cie Financiere Richemont SA, Reg S, Class A	7,764	1,383,489
UBS Group AG, Reg S	21,747	845,828
VAT Group AG(2)	1,235	761,860

		2,991,177

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,420	1,493,739

		1,493,739

United Kingdom — 18.2%
3i Group PLC	13,445	440,552
AstraZeneca PLC	14,304	2,793,830
British American Tobacco PLC	11,348	661,029
Compass Group PLC	45,197	1,255,742
Haleon PLC	177,400	878,117
InterContinental Hotels Group PLC	7,348	967,746
London Stock Exchange Group PLC	3,137	370,749
RELX PLC	34,421	1,141,862
Rolls-Royce Holdings PLC	123,913	1,892,270
SSE PLC	21,541	743,682
Standard Chartered PLC	24,001	498,449

		11,644,028

Total Common Stocks (Cost $49,943,226)		62,861,670

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $814,209, due 4/1/2026(3)	$814,186	$814,186

Total Repurchase Agreements (Cost $814,186)		814,186

Total Investments — 99.8% (Cost $50,757,412)		63,675,856

Assets in excess of other liabilities — 0.2%		99,703

Total Net Assets — 100.0%		$63,775,559

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $1,090,566, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$884,900	$830,497

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,182,110	*	$—	$1,182,110
Belgium	—	651,519	*	—	651,519
Cayman Islands	356,911	—		—	356,911
Denmark	—	2,183,013	*	—	2,183,013
France	—	9,114,040	*	—	9,114,040
Germany	—	3,616,024	*	—	3,616,024
Hong Kong	—	2,248,024	*	—	2,248,024
Ireland	896,247	—		—	896,247
Italy	—	975,228	*	—	975,228
Japan	—	14,527,776	*	—	14,527,776
Luxembourg	826,772	—		—	826,772
Netherlands	—	5,728,236	*	—	5,728,236
Republic of Korea	—	634,755	*	—	634,755
Singapore	—	2,016,844	*	—	2,016,844
Spain	—	1,775,227	*	—	1,775,227
Switzerland	—	2,991,177	*	—	2,991,177
Taiwan	1,493,739	—		—	1,493,739
United Kingdom	—	11,644,028	*	—	11,644,028
Repurchase Agreements	—	814,186		—	814,186

Total	$3,573,669	$60,102,187		$—	$63,675,856

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.1%
Australia — 1.1%
Rio Tinto Ltd.	17,961	$2,019,424

		2,019,424

Austria — 1.1%
Erste Group Bank AG	18,639	2,014,051

		2,014,051

Belgium — 1.0%
UCB SA	6,222	1,874,135

		1,874,135

Canada — 1.6%
Nutrien Ltd.	16,569	1,250,745
Toronto-Dominion Bank	17,968	1,678,098

		2,928,843

Cayman Islands — 0.7%
Sea Ltd., ADR(1)	7,583	627,948
Tencent Music Entertainment Group, ADR	70,892	657,878

		1,285,826

China — 0.5%
Contemporary Amperex Technology Co. Ltd., Class A	15,100	885,063

		885,063

Denmark — 1.5%
Pandora AS	6,701	470,646
Vestas Wind Systems AS	71,787	2,149,339

		2,619,985

France — 6.9%
Legrand SA	16,952	2,619,503
LVMH Moet Hennessy Louis Vuitton SE	4,574	2,542,527
Safran SA	7,601	2,485,854
Schneider Electric SE	10,409	2,859,041
TotalEnergies SE	20,885	1,928,380

		12,435,305

Germany — 7.9%
Allianz SE, Reg S	6,337	2,625,976
Bayerische Motoren Werke AG	17,307	1,563,072
Beiersdorf AG	20,501	1,813,774
Infineon Technologies AG	56,387	2,477,544
SAP SE	17,733	3,001,010
Siemens AG, Reg S	8,642	2,049,799
Siemens Healthineers AG(2)	17,381	729,139

		14,260,314

Hong Kong — 2.4%
AIA Group Ltd.	188,800	2,120,951
BOC Hong Kong Holdings Ltd.	235,000	1,294,873
Techtronic Industries Co. Ltd.	74,500	991,643

		4,407,467

India — 0.4%
HDFC Bank Ltd., ADR	29,003	721,595

		721,595

Indonesia — 0.3%
Bank Central Asia Tbk. PT	1,539,800	589,106

		589,106

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Ireland — 1.0%
Kingspan Group PLC	21,200	$1,789,475

		1,789,475

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR(1)	67,472	2,032,257

		2,032,257

Italy — 2.0%
FinecoBank Banca Fineco SpA	85,169	1,891,003
Intesa Sanpaolo SpA	275,219	1,672,979

		3,563,982

Japan — 21.1%
Daikin Industries Ltd.	11,500	1,395,133
Fast Retailing Co. Ltd.	5,000	1,990,062
FUJIFILM Holdings Corp.	57,100	1,085,222
Hitachi Ltd.	90,900	2,656,609
Hoya Corp.	10,000	1,724,960
ITOCHU Corp.	161,500	2,052,732
Japan Exchange Group, Inc.	142,200	1,651,065
KDDI Corp.	104,800	1,794,690
Keyence Corp.	3,600	1,274,959
Mitsubishi Electric Corp.	58,000	1,894,134
Mitsubishi Estate Co. Ltd.	54,700	1,513,622
Mitsubishi UFJ Financial Group, Inc.	259,500	4,384,426
MS&AD Insurance Group Holdings, Inc.	103,600	2,711,157
Nintendo Co. Ltd.	17,900	1,021,389
Recruit Holdings Co. Ltd.	38,900	1,682,850
Shimano, Inc.	7,800	817,375
SMC Corp.	3,800	1,486,331
SoftBank Group Corp.	52,600	1,264,195
Sony Group Corp.	120,000	2,475,161
Terumo Corp.	63,800	854,262
Toyota Motor Corp.	116,500	2,414,963

		38,145,297

Luxembourg — 1.0%
Spotify Technology SA(1)	3,698	1,793,197

		1,793,197

Netherlands — 5.0%
ASM International NV	1,766	1,345,211
ASML Holding NV	4,463	5,907,392
Heineken NV	22,975	1,768,003

		9,020,606

Norway — 2.0%
DNB Bank ASA	89,690	2,797,199
Norsk Hydro ASA	81,623	865,479

		3,662,678

Portugal — 0.8%
Jeronimo Martins SGPS SA	58,561	1,404,820

		1,404,820

Republic of Korea — 0.5%
Samsung Electronics Co. Ltd.	8,078	907,402

		907,402

Singapore — 0.8%
Singapore Telecommunications Ltd.	381,100	1,475,295

		1,475,295

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	128,723	$2,809,550
Bankinter SA	90,081	1,418,107
Iberdrola SA	123,902	2,844,260
Industria de Diseno Textil SA	41,961	2,412,590

		9,484,507

Sweden — 0.7%
Svenska Handelsbanken AB, Class A	93,130	1,216,020

		1,216,020

Switzerland — 8.1%
Alcon AG	20,997	1,575,214
Chocoladefabriken Lindt & Spruengli AG	117	1,642,861
Cie Financiere Richemont SA, Reg S, Class A	14,913	2,657,390
Julius Baer Group Ltd.	17,968	1,324,036
Lonza Group AG, Reg S	2,715	1,737,028
Roche Holding AG	12,388	4,891,598
Straumann Holding AG, Reg S	8,311	867,015

		14,695,142

Taiwan — 1.4%
Hon Hai Precision Industry Co. Ltd.	122,000	734,046
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	1,747,639

		2,481,685

United Kingdom — 22.6%
Antofagasta PLC	19,284	857,884
ARM Holdings PLC, ADR(1)	6,634	1,003,592
AstraZeneca PLC	25,060	4,894,671
BAE Systems PLC	103,237	3,005,125
Bunzl PLC	34,918	1,046,135
Diageo PLC	48,355	898,451
GSK PLC	97,612	2,676,996
Haleon PLC	556,247	2,753,383
HSBC Holdings PLC	190,000	3,118,414
Kingfisher PLC	256,262	973,095
Lloyds Banking Group PLC	1,910,465	2,361,247
London Stock Exchange Group PLC	19,994	2,363,009
National Grid PLC	105,322	1,775,618
Reckitt Benckiser Group PLC	23,763	1,612,621
RELX PLC	65,197	2,149,494
Sage Group PLC	85,301	952,701
Shell PLC	116,964	5,467,759
Tesco PLC	176,619	1,113,642
Unilever PLC	16,745	938,837
Whitbread PLC	27,268	828,800

		40,791,474

United States — 0.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,372	371,707
MercadoLibre, Inc.(1)	235	406,320

		778,027

Total Common Stocks (Cost $141,397,893)		179,282,978

	Principal Amount	Value

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $169,049, due 4/1/2026(3)	$169,044	169,044

Total Repurchase Agreements (Cost $169,044)		169,044

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2026 (unaudited)	Value
Total Investments — 99.2% (Cost $141,566,937)	$179,452,022

Assets in excess of other liabilities — 0.8%	1,409,537

Total Net Assets — 100.0%	$180,861,559

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of the security amounted to $729,139, representing 0.4% of net assets. The security have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$173,500	$172,612

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,019,424	*	$—	$2,019,424
Austria	—	2,014,051	*	—	2,014,051
Belgium	—	1,874,135	*	—	1,874,135
Canada	2,928,843	—		—	2,928,843
Cayman Islands	1,285,826	—		—	1,285,826
China	—	885,063	*	—	885,063
Denmark	—	2,619,985	*	—	2,619,985
France	—	12,435,305	*	—	12,435,305
Germany	—	14,260,314	*	—	14,260,314
Hong Kong	—	4,407,467	*	—	4,407,467
India	721,595	—		—	721,595
Indonesia	—	589,106	*	—	589,106
Ireland	—	1,789,475	*	—	1,789,475
Israel	2,032,257	—		—	2,032,257
Italy	—	3,563,982	*	—	3,563,982
Japan	—	38,145,297	*	—	38,145,297
Luxembourg	1,793,197	—		—	1,793,197
Netherlands	—	9,020,606	*	—	9,020,606
Norway	—	3,662,678	*	—	3,662,678
Portugal	—	1,404,820	*	—	1,404,820
Republic of Korea	—	907,402	*	—	907,402
Singapore	—	1,475,295	*	—	1,475,295
Spain	—	9,484,507	*	—	9,484,507
Sweden	—	1,216,020	*	—	1,216,020
Switzerland	—	14,695,142	*	—	14,695,142
Taiwan	—	2,481,685	*	—	2,481,685
United Kingdom	1,003,592	39,787,882	*	—	40,791,474
United States	778,027	—		—	778,027
Repurchase Agreements	—	169,044		—	169,044

Total	$10,543,337	$168,908,685		$—	$179,452,022

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 3.5%
Axon Enterprise, Inc.(1)	4,214	$1,789,644
FTAI Aviation Ltd.	6,985	1,711,325
General Electric Co.	17,653	5,009,392
L3Harris Technologies, Inc.	5,868	2,025,340

		10,535,701

Automobiles — 2.2%
Tesla, Inc.(1)	17,664	6,566,592

		6,566,592

Banks — 0.6%
Wells Fargo & Co.	22,603	1,799,425

		1,799,425

Biotechnology — 1.6%
Natera, Inc.(1)	6,241	1,248,137
Vertex Pharmaceuticals, Inc.(1)	7,890	3,523,201

		4,771,338

Broadline Retail — 5.8%
Amazon.com, Inc.(1)	83,696	17,431,366

		17,431,366

Building Products — 0.3%
Builders FirstSource, Inc.(1)	10,896	897,068

		897,068

Capital Markets — 0.9%
Interactive Brokers Group, Inc., Class A	16,300	1,093,241
KKR & Co., Inc.	18,981	1,755,743

		2,848,984

Chemicals — 0.9%
Sherwin-Williams Co.	8,789	2,817,314

		2,817,314

Communications Equipment — 1.0%
Arista Networks, Inc.(1)	24,235	2,975,573

		2,975,573

Consumer Finance — 0.4%
American Express Co.	3,984	1,205,080

		1,205,080

Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)	29,479	2,901,323
Walmart, Inc.	22,474	2,793,069

		5,694,392

Electrical Equipment — 1.1%
GE Vernova, Inc.	3,753	3,275,994

		3,275,994

Entertainment — 3.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	19,519	1,659,505
Netflix, Inc.(1)	85,599	8,230,344

		9,889,849

Financial Services — 2.7%
Mastercard, Inc., Class A	16,446	8,217,408

		8,217,408

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc.(1)	30,996	$1,946,549
Intuitive Surgical, Inc.(1)	3,247	1,496,834

		3,443,383

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)	10,275	1,804,907

		1,804,907

Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	61,119	1,956,419
DoorDash, Inc., Class A(1)	16,787	2,520,568
Hilton Worldwide Holdings, Inc.	10,864	3,303,525
Royal Caribbean Cruises Ltd.	8,883	2,444,424

		10,224,936

Interactive Media & Services — 11.4%
Alphabet, Inc., Class A	77,900	22,400,924
Meta Platforms, Inc., Class A	21,102	12,073,087

		34,474,011

IT Services — 1.4%
Cloudflare, Inc., Class A(1)	8,156	1,682,909
Shopify, Inc., Class A(1)	15,251	1,809,074
Snowflake, Inc.(1)	5,690	858,166

		4,350,149

Machinery — 0.5%
Cummins, Inc.	2,616	1,407,460

		1,407,460

Media — 0.4%
EchoStar Corp., Class A(1)	11,004	1,288,238

		1,288,238

Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	3,196	632,137

		632,137

Pharmaceuticals — 3.6%
Eli Lilly & Co.	11,777	10,832,131

		10,832,131

Semiconductors & Semiconductor Equipment — 21.1%
Advanced Micro Devices, Inc.(1)	6,546	1,331,653
Analog Devices, Inc.	4,027	1,281,150
Broadcom, Inc.	48,396	14,979,046
KLA Corp.	3,029	4,459,930
Micron Technology, Inc.	2,747	928,046
NVIDIA Corp.	233,212	40,672,173

		63,651,998

Software — 13.9%
AppLovin Corp., Class A(1)	2,731	1,086,938
Cadence Design Systems, Inc.(1)	3,338	927,530
Intuit, Inc.	4,681	2,023,971
Microsoft Corp.	72,890	26,981,691
Oracle Corp.	24,097	3,544,910
Palantir Technologies, Inc., Class A(1)	22,342	3,268,188
Palo Alto Networks, Inc.(1)	15,362	2,462,836
PTC, Inc.(1)	11,338	1,615,551

		41,911,615

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 2.4%
Lowe’s Cos., Inc.	14,580	$3,444,962
O’Reilly Automotive, Inc.(1)	24,022	2,217,471
Wayfair, Inc., Class A(1)	20,851	1,568,204

		7,230,637

Technology Hardware, Storage & Peripherals — 12.2%
Apple, Inc.	144,875	36,767,826

		36,767,826

Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc.	10,038	2,341,464

		2,341,464

Total Common Stocks (Cost $193,603,066)		299,286,976

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $2,513,646, due 4/1/2026(2)	$2,513,572	2,513,572

Total Repurchase Agreements (Cost $2,513,572)		2,513,572

Total Investments — 100.0% (Cost $196,116,638)		301,800,548

Liabilities in excess of other assets — (0.0)%		(138,690)

Total Net Assets — 100.0%		$301,661,858

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$2,578,500	$2,563,982

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$299,286,976	$—	$—	$299,286,976
Repurchase Agreements	—	2,513,572	—	2,513,572

Total	$299,286,976	$2,513,572	$—	$301,800,548

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 2.6%
General Dynamics Corp.	2,453	$841,919
L3Harris Technologies, Inc.	2,626	906,364

		1,748,283

Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc.	4,137	687,032
FedEx Corp.	2,645	942,096

		1,629,128

Automobile Components — 0.5%
Aptiv PLC(1)	5,214	362,060

		362,060

Banks — 6.8%
Huntington Bancshares, Inc.	51,000	798,150
JPMorgan Chase & Co.	9,591	2,821,289
Wells Fargo & Co.	12,912	1,027,924

		4,647,363

Beverages — 1.8%
Coca-Cola Co.	10,377	789,171
Coca-Cola Europacific Partners PLC	4,517	409,556

		1,198,727

Biotechnology — 2.5%
AbbVie, Inc.	3,445	749,253
Gilead Sciences, Inc.	6,652	927,089

		1,676,342

Broadline Retail — 2.7%
Amazon.com, Inc.(1)	8,838	1,840,690

		1,840,690

Building Products — 0.5%
Allegion PLC	2,151	312,519

		312,519

Capital Markets — 6.6%
Charles Schwab Corp.	7,446	699,775
Goldman Sachs Group, Inc.	1,099	929,743
Intercontinental Exchange, Inc.	5,101	802,285
LPL Financial Holdings, Inc.	3,050	917,532
Morgan Stanley	7,081	1,165,320

		4,514,655

Construction Materials — 1.9%
CRH PLC	12,397	1,303,173

		1,303,173

Consumer Finance — 2.3%
American Express Co.	3,316	1,003,023
Capital One Financial Corp.	3,225	588,337

		1,591,360

Consumer Staples Distribution & Retail — 3.1%
Sysco Corp.	9,433	672,856
U.S. Foods Holding Corp.(1)	15,356	1,415,977

		2,088,833

Electric Utilities — 4.5%
Entergy Corp.	6,605	742,138
FirstEnergy Corp.	21,591	1,093,800
NRG Energy, Inc.	2,705	395,309

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — (continued)
PPL Corp.	22,397	$855,565

		3,086,812

Electrical Equipment — 1.2%
Hubbell, Inc.	1,598	784,203

		784,203

Electronic Equipment, Instruments & Components — 2.1%
Flex Ltd.(1)	11,832	774,523
Keysight Technologies, Inc.(1)	2,291	646,909

		1,421,432

Energy Equipment & Services — 0.8%
SLB Ltd.	10,767	553,316

		553,316

Entertainment — 1.3%
Walt Disney Co.	9,038	871,082

		871,082

Financial Services — 2.8%
Apollo Global Management, Inc.	5,447	606,905
Corpay, Inc.(1)	2,091	608,460
Visa, Inc., Class A	2,302	695,756

		1,911,121

Ground Transportation — 2.5%
Old Dominion Freight Line, Inc.	3,321	648,924
Uber Technologies, Inc.(1)	14,954	1,075,641

		1,724,565

Health Care Providers & Services — 6.1%
Cencora, Inc.	4,046	1,271,010
Labcorp Holdings, Inc.	1,639	437,302
McKesson Corp.	1,314	1,137,083
Quest Diagnostics, Inc.	4,303	843,302
Tenet Healthcare Corp.(1)	2,291	432,335

		4,121,032

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.	169	711,544

		711,544

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	5,487	1,240,227

		1,240,227

Insurance — 2.3%
Allstate Corp.	2,644	548,207
Aon PLC, Class A	2,276	734,647
Arthur J Gallagher & Co.	1,322	286,319

		1,569,173

Interactive Media & Services — 1.6%
Meta Platforms, Inc., Class A	1,888	1,080,181

		1,080,181

Life Sciences Tools & Services — 1.0%
IQVIA Holdings, Inc.(1)	3,852	656,920

		656,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.1%
Cummins, Inc.	1,442	$775,825
Westinghouse Air Brake Technologies Corp.	2,575	643,518

		1,419,343

Metals & Mining — 5.9%
Freeport-McMoRan, Inc.	10,203	599,732
Kinross Gold Corp.	48,724	1,487,057
Newmont Corp.	8,607	931,708
Reliance, Inc.	1,675	509,066
Steel Dynamics, Inc.	2,781	500,580

		4,028,143

Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	14,701	634,495

		634,495

Oil, Gas & Consumable Fuels — 7.1%
Cenovus Energy, Inc.	27,292	724,057
ConocoPhillips	11,475	1,514,700
Diamondback Energy, Inc.	5,884	1,163,796
Marathon Petroleum Corp.	5,862	1,431,383

		4,833,936

Passenger Airlines — 0.8%
United Airlines Holdings, Inc.(1)	5,935	546,436

		546,436

Pharmaceuticals — 1.0%
AstraZeneca PLC, ADR	3,406	671,731

		671,731

Professional Services — 1.3%
Jacobs Solutions, Inc.	3,768	479,591
Leidos Holdings, Inc.	2,428	377,603

		857,194

Semiconductors & Semiconductor Equipment — 8.4%
Applied Materials, Inc.	3,938	1,345,969
Marvell Technology, Inc.	5,888	583,206
Microchip Technology, Inc.	13,912	898,854
Micron Technology, Inc.	4,147	1,401,023
NVIDIA Corp.	2,698	470,531
NXP Semiconductors NV	5,081	1,000,246

		5,699,829

Software — 1.0%
Oracle Corp.	2,747	404,111
Trimble, Inc.(1)	4,418	288,186

		692,297

Specialty Retail — 0.7%
Home Depot, Inc.	1,380	453,868

		453,868

Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C	5,549	910,757

		910,757

Tobacco — 2.3%
Philip Morris International, Inc.	9,515	1,573,210

		1,573,210

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 1.3%
United Rentals, Inc.	1,234	$899,043

		899,043

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	2,863	601,316

		601,316

Total Common Stocks (Cost $46,277,672)		66,466,339

	Principal Amount	Value

Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,512,975, due 4/1/2026(2)	$1,512,931	1,512,931

Total Repurchase Agreements (Cost $1,512,931)		1,512,931

Total Investments — 100.0% (Cost $47,790,603)		67,979,270

Assets in excess of other liabilities — 0.0%		17,801

Total Net Assets — 100.0%		$67,997,071

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$1,552,000	$1,543,251

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$66,466,339	$—	$—	$66,466,339
Repurchase Agreements	—	1,512,931	—	1,512,931

Total	$66,466,339	$1,512,931	$—	$67,979,270

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.6%
Boeing Co.(1)	200	$39,806
Carpenter Technology Corp.	3,662	1,443,378
DroneShield Ltd., Reg S (Australia)(1)	38,969	106,765
Firefly Aerospace, Inc.(1)	600	17,082
General Electric Co.	8,230	2,335,427
Loar Holdings, Inc.(1)	200	11,458

		3,953,916

Automobile Components — 0.4%
Hesai Group, ADR(1)	34,205	654,000

		654,000

Automobiles — 2.2%
BYD Co. Ltd., Class H (China)	84,660	1,160,725
Tesla, Inc.(1)	5,865	2,180,314

		3,341,039

Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc.(1)	3,845	1,272,195
Beam Therapeutics, Inc.(1)	15,496	369,270
Biogen, Inc.(1)	8,328	1,526,772
BioNTech SE, ADR(1)	6,424	570,965
Blueprint Medicines Corp.(1)(2)(3)	653	0
Centessa Pharmaceuticals PLC, ADR(1)	7,800	309,816
Cytokinetics, Inc.(1)	6,223	410,158
Eikon Therapeutics, Inc.(1)	900	9,522
Gamida Cell Ltd.(1)(2)(3)	59,800	1
Gilead Sciences, Inc.	12,752	1,777,246
Hookipa Pharma, Inc.(1)	2,270	2,384
Immuneering Corp., Class A(1)	9,722	51,235
Immunocore Holdings PLC, ADR(1)	3,314	99,917
Janux Therapeutics, Inc.(1)	2,300	31,970
Krystal Biotech, Inc.(1)	839	216,731
Legend Biotech Corp., ADR(1)	5,400	97,686
Moderna, Inc.(1)	5,300	269,240
Natera, Inc.(1)	1,200	239,988
Newamsterdam Pharma Co. NV(1)	6,347	203,167
Vor BioPharma, Inc.(1)	316	5,637
XOMA Royalty Corp.(1)	3,997	125,386

		7,589,286

Broadline Retail — 10.8%
Amazon.com, Inc.(1)	73,630	15,334,920
eBay, Inc.	3,903	355,251
Etsy, Inc.(1)	7,578	378,748
Savers Value Village, Inc.(1)	25,170	187,265

		16,256,184

Building Products — 0.0%
Simpson Manufacturing Co., Inc.	378	64,872

		64,872

Capital Markets — 2.1%
Bullish(1)	7,221	258,006
Coinbase Global, Inc., Class A(1)	849	148,244
Goldman Sachs Group, Inc.	1,137	961,891
Interactive Brokers Group, Inc., Class A	4,338	290,950
Moody’s Corp.	200	87,250
Morgan Stanley	7,841	1,290,393

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Capital Markets — (continued)
Robinhood Markets, Inc., Class A(1)	2,331	$161,538

		3,198,272

Communications Equipment — 1.4%
Arista Networks, Inc.(1)	17,000	2,087,260

		2,087,260

Construction Materials — 0.5%
Eagle Materials, Inc.	332	62,898
Martin Marietta Materials, Inc.	1,168	687,578

		750,476

Consumer Finance — 0.0%
Figure Technology Solutions, Inc., Class A(1)	300	10,185

		10,185

Consumer Staples Distribution & Retail — 0.1%
Maplebear, Inc.(1)	4,400	164,824

		164,824

Electrical Equipment — 2.0%
Furukawa Electric Co. Ltd. (Japan)	1,300	248,398
GE Vernova, Inc.	2,550	2,225,895
Nextpower, Inc., Class A(1)	4,300	518,365

		2,992,658

Entertainment — 2.7%
Live Nation Entertainment, Inc.(1)	7,273	1,109,205
Netflix, Inc.(1)	19,800	1,903,770
ROBLOX Corp., Class A(1)	17,018	962,538

		3,975,513

Financial Services — 1.8%
Mastercard, Inc., Class A	2,637	1,317,603
Rocket Cos., Inc., Class A(1)	37,143	529,288
Toast, Inc., Class A(1)	30,259	802,166

		2,649,057

Health Care Equipment & Supplies — 0.5%
Align Technology, Inc.(1)	4,255	729,435
Ceribell, Inc.(1)	1,339	24,544
Pulmonx Corp.(1)	3,191	4,116
RxSight, Inc.(1)	716	4,410

		762,505

Health Care Providers & Services — 0.6%
HealthEquity, Inc.(1)	11,137	930,719

		930,719

Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	2,022	355,185

		355,185

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	14,266	369,204
Kura Sushi USA, Inc., Class A(1)	2,944	205,462

		574,666

Household Durables — 0.7%
D.R. Horton, Inc.	3,491	479,035

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Household Durables — (continued)
TopBuild Corp.(1)	1,634	$574,024

		1,053,059

Insurance — 0.7%
Arthur J Gallagher & Co.	4,692	1,016,193

		1,016,193

Interactive Media & Services — 12.1%
Alphabet, Inc., Class A	37,626	10,819,733
Baidu, Inc., ADR(1)	1,263	140,723
Meta Platforms, Inc., Class A	9,284	5,311,655
Tencent Holdings Ltd. (Cayman Islands)	29,832	1,883,351

		18,155,462

IT Services — 2.2%
Accenture PLC, Class A	100	19,829
Shopify, Inc., Class A(1)	23,634	2,803,465
Snowflake, Inc.(1)	3,200	482,624

		3,305,918

Leisure Products — 0.3%
Games Workshop Group PLC (United Kingdom)	1,937	456,594

		456,594

Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A(1)	6,130	130,140
Bio-Techne Corp.	1,203	62,869
Chemometec AS (Denmark)	2,149	101,853
Codexis, Inc.(1)	22,776	37,125
MaxCyte, Inc.(1)	7,867	5,526

		337,513

Machinery — 2.4%
Deere & Co.	3,181	1,791,857
Ingersoll Rand, Inc.	8,946	716,754
Westinghouse Air Brake Technologies Corp.	4,243	1,060,368

		3,568,979

Metals & Mining — 0.5%
Vale SA, ADR	49,488	787,354

		787,354

Oil, Gas & Consumable Fuels — 0.7%
Range Resources Corp.	21,547	973,493

		973,493

Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	11,096	796,360

		796,360

Pharmaceuticals — 8.4%
Aclaris Therapeutics, Inc.(1)	4,400	16,500
Corcept Therapeutics, Inc.(1)	5,850	235,814
Eli Lilly & Co.	5,312	4,885,818
Royalty Pharma PLC, Class A	91,028	4,366,613
Teva Pharmaceutical Industries Ltd., ADR(1)	39,837	1,199,890
UCB SA (Belgium)	6,014	1,811,483
Zevra Therapeutics, Inc.(1)	10,371	96,658

		12,612,776

Professional Services — 1.1%
Equifax, Inc.	4,973	895,488

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
UL Solutions, Inc., Class A	9,581	$821,188

		1,716,676

Real Estate Management & Development — 0.6%
Compass, Inc., Class A(1)	21,500	157,165
Zillow Group, Inc., Class A(1)	3,601	149,045
Zillow Group, Inc., Class C(1)	14,923	617,514

		923,724

Semiconductors & Semiconductor Equipment — 20.2%
ASML Holding NV, Reg S	200	264,166
Astera Labs, Inc.(1)	260	28,496
BE Semiconductor Industries NV (Netherlands)	9,303	1,962,821
Broadcom, Inc.	9,500	2,940,345
Intel Corp.(1)	3,400	150,042
Micron Technology, Inc.	2,500	844,600
NVIDIA Corp.	103,344	18,023,194
SiTime Corp.(1)	2,557	883,060
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,616	5,277,427

		30,374,151

Software — 5.8%
Appfolio, Inc., Class A(1)	309	48,766
BitMine Immersion Technologies, Inc.	3,351	66,283
CyberArk Software Ltd.(1)(3)	800	36,000
Figma, Inc., Class A(1)	500	10,570
HubSpot, Inc.(1)	1,857	453,294
Microsoft Corp.	11,209	4,149,235
Nutanix, Inc., Class A(1)	19,244	731,464
Palo Alto Networks, Inc.(1)	5,781	926,810
SailPoint, Inc.(1)	1,000	13,240
Samsara, Inc., Class A(1)	19,414	615,230
ServiceTitan, Inc., Class A(1)	9,203	584,022
Synopsys, Inc.(1)	1,900	753,312
Zeta Global Holdings Corp., Class A(1)	15,879	252,794
Zscaler, Inc.(1)	800	112,232

		8,753,252

Specialty Retail — 1.9%
Lowe’s Cos., Inc.	11,999	2,835,124

		2,835,124

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	30,607	7,767,751

		7,767,751

Textiles, Apparel & Luxury Goods — 0.1%
Kering SA (France)	500	151,193

		151,193

Tobacco — 1.7%
British American Tobacco PLC, ADR	15,780	922,656
Philip Morris International, Inc.	9,385	1,551,716

		2,474,372

Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc. (United Kingdom)	4,244	995,948

		995,948

Total Common Stocks (Cost $118,999,462)		149,366,509

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,121,532, due 4/1/2026(4)	$1,121,499	$1,121,499

Total Repurchase Agreements (Cost $1,121,499)		1,121,499

Total Investments — 100.1% (Cost $120,120,961)		150,488,008

Liabilities in excess of other assets — (0.1)%		(198,350)

Total Net Assets — 100.0%		$150,289,658

(1)	Non–income–producing security.
(2)	Security valued using significant unobservable inputs (Level 3).
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Blueprint Medicines Corp.	653	$300	$0	7/21/2025	0.00%
CyberArk Software Ltd.	800	36,000	36,000	2/12/2026	0.02
Gamida Cell Ltd.	59,800	90,298	1	7/18/2023	0.00

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$1,150,500	$1,144,054

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$140,451,377	$8,915,131	*	$1	$149,366,509
Repurchase Agreements	—	1,121,499		—	1,121,499

Total	$140,451,377	$10,036,630		$1	$150,488,008

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 0.8%
StandardAero, Inc.(1)	10,718	$276,846

		276,846

Biotechnology — 4.7%
Argenx SE, ADR(1)	576	420,624
Ascendis Pharma AS, ADR(1)	812	185,729
Bridgebio Pharma, Inc.(1)	3,400	252,484
Madrigal Pharmaceuticals, Inc.(1)	419	219,334
Praxis Precision Medicines, Inc.(1)	521	167,861
Revolution Medicines, Inc.(1)	1,748	169,993
Vaxcyte, Inc.(1)	4,750	276,022

		1,692,047

Capital Markets — 4.1%
Cboe Global Markets, Inc.	1,106	310,863
Charles Schwab Corp.	2,541	238,803
LPL Financial Holdings, Inc.	3,115	937,086

		1,486,752

Chemicals — 1.9%
Corteva, Inc.	8,471	709,107

		709,107

Commercial Services & Supplies — 6.6%
Cimpress PLC(1)	5,113	373,249
Clean Harbors, Inc.(1)	2,454	703,635
RB Global, Inc.	5,612	537,910
Rentokil Initial PLC (United Kingdom)	27,241	169,375
Rentokil Initial PLC, ADR	11,503	362,115
Veralto Corp.	2,667	235,816

		2,382,100

Construction & Engineering — 2.6%
API Group Corp.(1)	23,328	945,251

		945,251

Consumer Staples Distribution & Retail — 0.5%
Dollar Tree, Inc.(1)	1,558	170,617

		170,617

Electric Utilities — 2.6%
Alliant Energy Corp.	13,251	950,892

		950,892

Electrical Equipment — 1.8%
Sensata Technologies Holding PLC	18,721	659,354

		659,354

Electronic Equipment, Instruments & Components — 8.5%
CDW Corp.	2,398	290,206
Flex Ltd.(1)	22,323	1,461,263
TE Connectivity PLC	1,535	320,846
Teledyne Technologies, Inc.(1)	1,667	1,008,552

		3,080,867

Entertainment — 2.3%
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,252	97,756
Liberty Media Corp.-Liberty Formula One, Class C(1)	8,506	723,180

		820,936

Financial Services — 2.6%
Jack Henry & Associates, Inc.	845	133,544
WEX, Inc.(1)	5,336	816,621

		950,165

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 5.5%
Canadian Pacific Kansas City Ltd.	6,762	$531,899
JB Hunt Transport Services, Inc.	5,180	1,097,642
TFI International, Inc.	3,339	362,715

		1,992,256

Health Care Equipment & Supplies — 8.1%
Boston Scientific Corp.(1)	9,678	607,294
Cooper Cos., Inc.(1)	3,085	220,577
Glaukos Corp.(1)	1,098	118,211
Globus Medical, Inc., Class A(1)	3,918	337,575
ICU Medical, Inc.(1)	2,361	304,923
Lantheus Holdings, Inc.(1)	2,016	152,914
Medline, Inc., Class A(1)	5,318	236,651
STERIS PLC	1,485	328,378
Teleflex, Inc.	5,349	639,794

		2,946,317

Hotels, Restaurants & Leisure — 4.4%
Aramark	17,665	716,139
DoorDash, Inc., Class A(1)	4,812	722,522
Entain PLC (United Kingdom)	20,764	156,793

		1,595,454

Insurance — 2.2%
Intact Financial Corp. (Canada)	1,480	268,190
W.R. Berkley Corp.	3,082	204,275
Willis Towers Watson PLC	1,082	314,537

		787,002

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	2,852	119,670

		119,670

Life Sciences Tools & Services — 5.0%
Illumina, Inc.(1)	2,240	276,102
Revvity, Inc.	10,091	884,072
Waters Corp.(1)	2,162	643,844

		1,804,018

Machinery — 1.8%
Ingersoll Rand, Inc.	8,368	670,444

		670,444

Multi-Utilities — 3.5%
Ameren Corp.	6,301	692,606
DTE Energy Co.	3,940	576,107

		1,268,713

Oil, Gas & Consumable Fuels — 0.5%
ONEOK, Inc.	2,082	188,192

		188,192

Passenger Airlines — 1.7%
Ryanair Holdings PLC, ADR	10,581	611,582

		611,582

Professional Services — 3.6%
Broadridge Financial Solutions, Inc.	2,322	377,279

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
SS&C Technologies Holdings, Inc.	6,953	$469,814
TransUnion	3,728	257,940
UL Solutions, Inc., Class A	2,578	220,960

		1,325,993

Real Estate Management & Development — 1.8%
CoStar Group, Inc.(1)	9,736	392,750
FirstService Corp.	1,816	252,315

		645,065

Semiconductors & Semiconductor Equipment — 5.6%
KLA Corp.	353	519,761
NXP Semiconductors NV	3,462	681,529
ON Semiconductor Corp.(1)	13,685	847,375

		2,048,665

Software — 6.5%
AppLovin Corp., Class A(1)	560	222,880
Constellation Software, Inc. (Canada)	433	760,105
Descartes Systems Group, Inc.(1)	2,374	169,883
Dynatrace, Inc.(1)	4,640	171,587
PTC, Inc.(1)	4,480	638,355
Topicus.com, Inc. (Canada)(1)	1,862	123,063
Workday, Inc., Class A(1)	2,111	274,261

		2,360,134

Specialized REITs — 0.5%
Lamar Advertising Co., Class A	1,573	199,236

		199,236

Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	1,062	345,553
CarMax, Inc.(1)	6,035	250,935
Wayfair, Inc., Class A(1)	3,892	292,718

		889,206

Textiles, Apparel & Luxury Goods — 2.2%
Gildan Activewear, Inc.	14,562	810,375

		810,375

Trading Companies & Distributors — 3.8%
Ferguson Enterprises, Inc.	5,852	1,365,038

		1,365,038

Total Common Stocks (Cost $27,088,592)		35,752,294

	Principal Amount	Value

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $579,649, due 4/1/2026(2)	$579,632	579,632

Total Repurchase Agreements (Cost $579,632)		579,632

Total Investments — 100.0% (Cost $27,668,224)		36,331,926

Assets in excess of other liabilities — (0.0)%		17,052

Total Net Assets — 100.0%		$36,348,978

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$594,600	$591,248

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$35,426,126	$326,168	*	$—	$35,752,294
Repurchase Agreements	—	579,632		—	579,632

Total	$35,426,126	$905,800		$—	$36,331,926

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.1%
Aerospace & Defense — 2.8%
L3Harris Technologies, Inc.	1,977	$682,362
StandardAero, Inc.(1)	69,033	1,783,122

		2,465,484

Automobile Components — 1.3%
Aptiv PLC(1)	16,023	1,112,637

		1,112,637

Banks — 4.3%
Fifth Third Bancorp	44,333	2,059,711
First Citizens BancShares, Inc., Class A	447	842,443
Regions Financial Corp.	33,115	864,964

		3,767,118

Beverages — 2.9%
Keurig Dr Pepper, Inc.	70,497	1,856,186
Primo Brands Corp.	34,755	654,437

		2,510,623

Building Products — 1.1%
Carlisle Cos., Inc.	1,775	592,176
Owens Corning	3,643	394,245

		986,421

Chemicals — 3.5%
Eastman Chemical Co.	13,768	1,050,774
RPM International, Inc.	20,169	2,004,798

		3,055,572

Commercial Services & Supplies — 3.2%
Copart, Inc.(1)	9,673	321,144
Republic Services, Inc.	11,262	2,466,603

		2,787,747

Construction & Engineering — 0.8%
API Group Corp.(1)	18,366	744,190

		744,190

Construction Materials — 3.1%
Amrize Ltd.(1)	17,734	993,459
Vulcan Materials Co.	6,437	1,752,795

		2,746,254

Containers & Packaging — 1.1%
Graphic Packaging Holding Co.	95,651	950,771

		950,771

Electric Utilities — 6.5%
American Electric Power Co., Inc.	22,830	2,992,556
FirstEnergy Corp.	53,341	2,702,255

		5,694,811

Electronic Equipment, Instruments & Components — 5.7%
CDW Corp.	13,339	1,614,286
Keysight Technologies, Inc.(1)	10,592	2,990,863
Novanta, Inc.(1)	3,570	421,652

		5,026,801

Energy Equipment & Services — 2.8%
Baker Hughes Co.	39,443	2,407,995

		2,407,995

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	$0

		0

Ground Transportation — 3.4%
Canadian Pacific Kansas City Ltd.	21,116	1,660,985
Knight-Swift Transportation Holdings, Inc.	23,338	1,343,802

		3,004,787

Health Care Equipment & Supplies — 1.9%
Alcon AG	22,320	1,681,812

		1,681,812

Health Care Providers & Services — 3.2%
Labcorp Holdings, Inc.	10,560	2,817,514

		2,817,514

Household Durables — 1.9%
D.R. Horton, Inc.	3,166	434,439
Somnigroup International, Inc.	16,273	1,202,900

		1,637,339

Household Products — 2.8%
Church & Dwight Co., Inc.	26,504	2,473,353

		2,473,353

Insurance — 5.0%
Arch Capital Group Ltd.(1)	19,522	1,873,917
Brown & Brown, Inc.	13,878	904,984
Loews Corp.	15,117	1,613,589

		4,392,490

IT Services — 1.4%
Okta, Inc.(1)	15,560	1,224,728

		1,224,728

Life Sciences Tools & Services — 4.7%
Charles River Laboratories International, Inc.(1)	10,039	1,731,728
Qiagen NV	13,758	550,870
Revvity, Inc.	12,041	1,054,912
Waters Corp.(1)	2,631	783,512

		4,121,022

Machinery — 5.6%
Donaldson Co., Inc.	4,953	420,361
Gates Industrial Corp. PLC(1)	68,617	1,551,430
Ingersoll Rand, Inc.	7,427	595,051
Mueller Industries, Inc.	6,961	771,279
Toro Co.	16,813	1,571,007

		4,909,128

Media — 0.1%
NIQ Global Intelligence PLC(1)	5,516	62,717

		62,717

Metals & Mining — 1.9%
Freeport-McMoRan, Inc.	19,929	1,171,426
Nucor Corp.	2,898	490,052

		1,661,478

Mortgage REITs — 1.8%
Annaly Capital Management, Inc.	72,943	1,542,744

		1,542,744

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 5.8%
EOG Resources, Inc.	11,496	$1,661,977
EQT Corp.	28,455	1,810,876
Valero Energy Corp.	6,654	1,644,070

		5,116,923

Professional Services — 2.7%
Booz Allen Hamilton Holding Corp.	14,748	1,150,787
Jacobs Solutions, Inc.	9,326	1,187,013

		2,337,800

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A(1)	8,113	1,098,987

		1,098,987

Semiconductors & Semiconductor Equipment — 6.6%
ON Semiconductor Corp.(1)	29,236	1,810,293
Qnity Electronics, Inc., Class W/I	19,327	2,229,949
Teradyne, Inc.	5,822	1,725,990

		5,766,232

Specialized REITs — 1.6%
Weyerhaeuser Co.	56,664	1,384,302

		1,384,302

Specialty Retail — 1.7%
AutoZone, Inc.(1)	445	1,503,112

		1,503,112

Textiles, Apparel & Luxury Goods — 1.0%
PVH Corp.	12,256	854,979

		854,979

Trading Companies & Distributors — 2.6%
AerCap Holdings NV	11,060	1,517,211
WESCO International, Inc.	2,899	793,224

		2,310,435

Water Utilities — 2.0%
American Water Works Co., Inc.	12,908	1,756,650

		1,756,650

Total Common Stocks (Cost $66,412,156)		85,914,956

	Principal Amount	Value

Warrants — 0.0%
Pershing Square Holdings Ltd.(1)(2)	$14,344	0

Total Warrants (Cost $0)		0

	Shares	Value

Rights — 0.0%
Investment Companies — 0.0%
Pershing Square Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,620,792, due 4/1/2026(4)	$1,620,744	$1,620,744

Total Repurchase Agreements (Cost $1,620,744)		1,620,744

Total Investments — 100.0% (Cost $68,032,900)		87,535,700

Assets in excess of other liabilities — 0.0%		5,313

Total Net Assets — 100.0%		$87,541,013

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$1,662,600	$1,653,230

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$85,914,956	$0	$—	$85,914,956
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	1,620,744	—	1,620,744

Total	$85,914,956	$1,620,744	$—	$87,535,700

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 28.6%
Fannie Mae ACES
Series 2025-M4, Class A2
4.389% due 8/25/2035	$500,000	$491,842
Federal Home Loan Mortgage Corp.
3.50% due 1/1/2035	69,206	64,060
3.50% due 9/1/2051	447,287	414,246
5.00% due 7/1/2052	425,802	426,500
5.00% due 8/1/2052	661,271	661,049
5.00% due 4/1/2054	145,081	144,271
5.438% due 9/1/2055(1)(2)	265,426	268,657
5.50% due 7/1/2054	148,051	151,273
5.50% due 11/1/2054	939,492	962,305
6.00% due 2/1/2055	124,434	129,578
6.50% due 11/1/2053	506,572	527,354
Federal National Mortgage Association
2.50% due 8/1/2050	1,722,358	1,487,010
2.50% due 3/1/2052	800,467	677,393
3.00% due 4/1/2051	289,258	256,416
3.50% due 9/1/2051	178,060	166,581
3.50% due 4/1/2052	782,214	723,864
3.50% due 6/1/2052	39,940	36,903
5.00% due 7/1/2052	565,710	567,420
5.00% due 8/1/2052	880,506	879,375
5.00% due 1/1/2053	86,584	85,951
5.468% due 10/1/2055(1)(2)	964,880	978,372
5.50% due 10/1/2054	486,170	497,779
6.00% due 10/1/2053	632,163	647,056
6.00% due 10/1/2054	107,578	112,025
6.00% due 1/1/2055	242,151	251,864
6.244% due 11/1/2054(1)(2)	620,990	641,721
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-146, Class A2
2.92% due 6/25/2032	460,000	423,848
Series K-153, Class A2
3.82% due 12/25/2032(1)(2)	440,000	424,381
Series K-161, Class A2
4.90% due 10/25/2033(1)(2)	230,000	235,449
Series K-169, Class A2
4.66% due 12/25/2034(1)(2)	250,000	251,455
Series K-G07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,065,416
Series KG-08, Class A2
4.134% due 5/25/2033(1)(2)	550,000	538,005
Government National Mortgage Association
2.00% due 5/20/2056(3)	401,000	331,029
2.50% due 4/20/2056(3)	400,000	344,063
2.50% due 5/20/2056(3)	919,000	790,053
3.00% due 4/20/2056(3)	511,000	456,115
3.00% due 5/20/2056(3)	1,846,000	1,646,430
4.50% due 4/20/2056(3)	1,521,000	1,469,136
4.50% due 5/20/2056(3)	546,000	526,806
5.00% due 4/20/2056(3)	910,000	901,175
5.00% due 5/20/2056(3)	496,000	490,202
5.50% due 4/20/2056(3)	1,928,000	1,940,279
5.50% due 5/20/2056(3)	1,971,000	1,979,549
6.00% due 4/20/2056(3)	786,000	799,210
6.00% due 5/20/2056(3)	1,104,000	1,121,217
Uniform Mortgage-Backed Security
2.00% due 4/1/2041(3)	383,000	352,231
2.00% due 5/1/2056(3)	1,369,000	1,101,992
2.50% due 5/1/2056(3)	1,995,000	1,676,346
3.00% due 5/1/2056(3)	45,000	39,483

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
4.00% due 5/1/2039(3)	$360,000	$351,355
4.00% due 5/1/2056(3)	802,000	756,111
4.50% due 4/1/2040(3)	1,375,000	1,365,096
4.50% due 5/1/2041(3)	1,827,000	1,812,270
5.00% due 4/1/2040(3)	176,000	177,285
5.00% due 5/1/2041(3)	613,000	616,901
5.00% due 4/1/2056(3)	16,000	15,778
5.00% due 5/1/2056(3)	11,000	10,835
5.50% due 4/1/2040(3)	140,000	142,721
5.50% due 5/1/2041(3)	812,000	827,082
5.50% due 4/1/2056(3)	382,000	383,759
5.50% due 5/1/2056(3)	609,000	610,972
6.00% due 5/1/2041(3)	132,000	136,091
6.00% due 5/1/2056(3)	383,000	389,939
7.00% due 5/1/2054(3)	296,000	311,409

Total Agency Mortgage-Backed Securities (Cost $39,270,774)		39,062,339

Asset-Backed Securities — 10.9%
AB BSL CLO 3 Ltd.
Series 2021-3A, Class BR
5.218% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(1)(4)	500,000	499,130
Affirm Master Trust
Series 2025-3A, Class A
4.45% due 10/16/2034(4)	220,000	219,047
Series 2026-1A, Class A
4.37% due 2/15/2034(4)	205,000	204,177
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32% due 4/18/2028	173,430	174,110
Avant Loans Funding Trust
Series 2024-REV1, Class A
5.92% due 10/15/2033(4)	295,000	295,448
Avid Automobile Receivables Trust
Series 2021-1, Class E
3.39% due 4/17/2028(4)	82,145	82,036
BSPDF Issuer LLC
Series 2026-FL3, Class A
5.10% due 9/18/2043(1)(2)(4)	200,000	199,998
BSPRT Issuer LLC
Series 2025-FL12, Class A
5.064% due 1/17/2043(1)(2)(4)	150,000	150,003
Cajun Global LLC
Series 2025-2A, Class A2
5.912% due 11/20/2055(4)	125,000	124,100
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A
4.65% due 10/15/2037	65,000	64,173
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40% due 11/15/2028	380,000	382,307
Series 2025-B, Class A3
4.12% due 3/15/2030	335,000	333,883
Cherry Securitization Trust
Series 2025-1A, Class A
6.13% due 11/15/2032(4)	225,000	227,199

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Citizens Auto Receivables Trust
Series 2023-1, Class A3
5.84% due 1/18/2028(4)	$230,949	$231,836
Series 2024-2, Class A4
5.26% due 4/15/2031(4)	545,000	552,463
DLLAD LLC
Series 2023-1A, Class A4
4.80% due 6/20/2030(4)	510,000	513,276
Drive Auto Receivables Trust
Series 2025-2, Class A3
4.14% due 9/15/2032	250,000	249,789
Driven Brands Funding LLC
Series 2025-1A, Class A2
5.296% due 10/20/2055(4)	119,700	107,133
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48% due 8/15/2030	665,000	672,276
Series 2025-3A, Class B
4.86% due 2/15/2030	180,000	181,043
First National Master Note Trust
Series 2024-1, Class A
5.34% due 5/15/2030	805,000	815,075
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3
4.21% due 10/20/2027	466,548	466,703
Huntington Auto Trust
Series 2024-1A, Class A3
5.23% due 1/16/2029(4)	267,448	269,345
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94% due 8/15/2029(4)	175,000	176,233
KKR CLO 35 Ltd.
Series 35A, Class BR
5.268% (3 mo. USD Term SOFR + 1.60%) due 1/20/2038(1)(4)	340,000	339,419
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	351,510	347,096
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	750,000	734,360
LoanCore Issuer LLC
Series 2025-CRE8, Class A
5.063% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(1)(2)(4)	280,000	280,034
Mariner Finance Issuance Trust
Series 2021-AA, Class A
1.86% due 3/20/2036(4)	284,167	280,899
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A
6.56% due 7/20/2029(4)	360,000	360,589
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3
5.93% due 3/15/2028	89,701	90,234
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3
5.64% due 11/20/2030(4)	340,000	346,294
Series 2024-2A, Class A2
4.74% due 4/20/2027(4)	113,017	113,194

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
PFP Ltd.
Series 2026-13, Class A
5.18% (1 mo. USD Term SOFR + 1.50%) due 8/18/2043(1)(2)(4)	$300,000	$300,245
PFS Financing Corp.
Series 2023-B, Class A
5.27% due 5/15/2028(4)	210,000	210,279
Rad CLO 27 Ltd.
Series 2024-27A, Class A1
4.992% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(1)(4)	330,000	330,014
Regatta XXVIII Funding Ltd.
Series 2024-2A, Class A2
5.418% (3 mo. USD Term SOFR + 1.75%) due 4/25/2037(1)(4)	250,000	250,021
Santander Drive Auto Receivables Trust
Series 2024-2, Class C
5.84% due 6/17/2030	195,000	198,480
Series 2025-2, Class B
4.87% due 5/15/2031	260,000	261,689
Series 2025-4, Class C
4.52% due 1/15/2032	440,000	438,080
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32% due 12/15/2028(4)	173,605	174,016
SEB Funding LLC
Series 2026-1A, Class A2
6.665% due 1/30/2056(4)	275,000	272,802
Silver Point CLO 4 Ltd.
Series 2024-4A, Class A2
5.502% (3 mo. USD Term SOFR + 1.83%) due 4/15/2037(1)(4)	250,000	249,998
U.S. Bank C&I Credit-Linked Notes
Series 2025-SUP2, Class B1
4.818% due 9/25/2032(4)	205,639	203,522
Westlake Automobile Receivables Trust
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	503,380	504,823
Series 2024-2A, Class C
5.68% due 3/15/2030(4)	400,000	405,141
World Omni Auto Receivables Trust
Series 2024-B, Class A3
5.27% due 9/17/2029	367,802	370,682
World Omni Automobile Lease Securitization Trust
Series 2025-A, Class B
4.68% due 5/15/2030	380,000	381,451
World Omni Select Auto Trust
Series 2025-A, Class A2A
4.14% due 5/15/2030	173,709	173,739

Total Asset-Backed Securities (Cost $14,814,853)		14,807,884

Corporate Bonds & Notes — 37.5%
Aerospace & Defense — 0.9%
ATI, Inc.
7.25% due 8/15/2030	197,000	204,283
Boeing Co.
6.858% due 5/1/2054	163,000	179,394

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Aerospace & Defense — (continued)
Hexcel Corp.
5.875% due 2/26/2035	$227,000	$233,039
Honeywell Aerospace, Inc.
4.60% due 3/16/2033(4)	94,000	92,922
4.95% due 3/16/2036(4)	97,000	96,244
Northrop Grumman Corp.
3.25% due 1/15/2028	284,000	278,925
TransDigm, Inc.
6.75% due 1/31/2034(4)	158,000	160,070

		1,244,877

Agriculture — 0.7%
Altria Group, Inc.
4.875% due 2/4/2028	245,000	247,025
BAT Capital Corp.
5.625% due 8/15/2035	135,000	138,842
Imperial Brands Finance PLC
5.875% due 7/1/2034(4)	617,000	634,604

		1,020,471

Airlines — 0.5%
AS Mileage Plan IP Ltd.
5.308% due 10/20/2031(4)	346,000	338,458
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 9/20/2031(4)	162,000	153,100
United Airlines Holdings, Inc.
4.875% due 3/1/2029	140,000	136,931

		628,489

Auto Manufacturers — 0.9%
Ford Motor Co.
9.625% due 4/22/2030	173,000	196,764
Ford Motor Credit Co. LLC
5.303% due 9/6/2029	200,000	198,957
7.20% due 6/10/2030	272,000	286,505
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(4)	177,000	179,402
Nissan Motor Acceptance Co. LLC
7.05% due 9/15/2028(4)	303,000	307,724
Toyota Motor Credit Corp.
4.55% due 9/20/2027	122,000	122,695

		1,292,047

Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% due 9/15/2032(4)	142,000	143,136
ZF North America Capital, Inc.
6.75% due 4/23/2030(4)	170,000	164,455

		307,591

Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	440,000	435,637

		435,637

Biotechnology — 0.8%
Amgen, Inc.
5.15% due 3/2/2028	353,000	358,173
Genmab AS/Genmab Finance LLC
6.25% due 12/15/2032(4)	200,000	205,047

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Biotechnology — (continued)
Regeneron Pharmaceuticals, Inc.
2.80% due 9/15/2050	$291,000	$176,136
Royalty Pharma PLC
3.35% due 9/2/2051	84,000	54,428
5.40% due 9/2/2034	249,000	251,053

		1,044,837

Building Materials — 0.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.75% due 7/15/2031(4)	204,000	209,805
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	159,000	157,801

		367,606

Chemicals — 0.5%
Celanese U.S. Holdings LLC
7.00% due 2/15/2031	279,000	286,476
OCP SA, Reg S
6.75% due 5/2/2034	200,000	208,063
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	132,000	135,808

		630,347

Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	209,000	188,594

		188,594

Commercial Banks — 3.1%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	178,513
Banco de Credito del Peru SA
5.65% (5.65% fixed rate until 10/15/2031; 5 yr. CMT rate + 1.96% thereafter) due 1/15/2037(1)(4)	204,000	198,951
BankUnited, Inc.
5.125% due 6/11/2030	288,000	286,798
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	359,768
First Citizens BancShares, Inc.
5.60% (5.60% fixed rate until 9/5/2030; 5 yr. CMT rate + 1.85% thereafter) due 9/5/2035(1)	296,000	289,303
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	605,000	534,078
5.065% (5.065% fixed rate until 1/21/2036; 1 day USD SOFR + 1.19% thereafter) due 1/21/2037(1)	119,000	116,343

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
JPMorgan Chase & Co.
5.193% (5.193% fixed rate until 2/5/2036; 1 day USD SOFR + 1.30% thereafter) due 2/5/2037(1)	$346,000	$340,002
5.294% (5.294% fixed rate until 7/22/2034; 1 day USD SOFR + 1.46% thereafter) due 7/22/2035(1)	134,000	135,659
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	174,000	176,211
Morgan Stanley
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	729,000	727,227
PNC Financial Services Group, Inc.
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	264,000	271,579
Truist Financial Corp.
5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	273,000	281,611
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	356,261

		4,252,304

Commercial Services — 0.6%
Allied Universal Holdco LLC
7.875% due 2/15/2031(4)	127,000	130,964
CompoSecure Holdings LLC
5.625% due 2/1/2033(4)	139,000	135,796
EquipmentShare.com, Inc.
9.00% due 5/15/2028(4)	131,000	135,314
Global Payments, Inc.
2.90% due 11/15/2031	242,000	212,050
Herc Holdings, Inc.
7.25% due 6/15/2033(4)	209,000	214,171

		828,295

Computers — 0.2%
Gartner, Inc.
4.50% due 7/1/2028(4)	309,000	303,789

		303,789

Cosmetics & Personal Care — 0.2%
Kenvue, Inc.
5.10% due 3/22/2043	219,000	206,831

		206,831

Diversified Financial Services — 2.3%
Aircastle Ltd.
2.85% due 1/26/2028(4)	600,000	581,251
Aviation Capital Group LLC
4.875% due 1/28/2033(4)	89,000	85,886
6.375% due 7/15/2030(4)	280,000	294,711

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027(4)	$35,000	$33,814
5.375% due 5/30/2030(4)	245,000	247,671
Citadel Securities Global Holdings LLC
6.20% due 6/18/2035(4)	500,000	511,536
Jane Street Group/JSG Finance, Inc.
6.75% due 5/1/2033(4)	202,000	204,943
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	425,000	412,709
Muthoot Finance Ltd., Reg S
6.375% due 4/23/2029	225,000	223,598
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	363,975
Osaic Holdings, Inc.
6.75% due 8/1/2032(4)	147,000	147,018
Takeoff Merger Sub, Inc.
5.50% due 3/24/2036(4)	94,000	92,600

		3,199,712

Electric — 4.5%
AEP Texas, Inc.
Series Q
5.20% due 4/15/2036	138,000	135,718
AES Corp.
3.95% due 7/15/2030(4)	448,000	428,310
Appalachian Power Co.
5.65% due 4/1/2034	334,000	343,658
Capital Power U.S. Holdings, Inc.
6.189% due 6/1/2035(4)	264,000	270,323
Comision Federal de Electricidad
6.045% due 1/28/2034(4)	200,000	193,820
Constellation Energy Generation LLC
5.60% due 6/15/2042	118,000	115,637
Dominion Energy, Inc.
5.45% due 3/15/2035	238,000	239,804
Series A
6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	149,230
Electricite de France SA, Reg S
4.50% due 12/4/2069	200,000	140,079
Entergy Louisiana LLC
4.90% due 4/15/2036	72,000	70,238
5.70% due 3/15/2054	233,000	226,301
Entergy Mississippi LLC
5.05% due 4/15/2036	212,000	208,898
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25% due 1/31/2041(4)	198,101	198,300
Florida Power & Light Co.
5.60% due 2/15/2066	143,000	137,759
5.80% due 3/15/2065	107,000	106,592
Indiana Michigan Power Co.
5.60% due 3/15/2056	64,000	61,732
ITC Holdings Corp.
5.50% due 4/15/2036(4)	134,000	134,396
Lightning Power LLC
7.25% due 8/15/2032(4)	184,000	191,264

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Louisville Gas & Electric Co.
5.85% due 8/15/2055	$154,000	$152,818
Narragansett Electric Co.
5.35% due 5/1/2034(4)	200,000	202,822
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	276,543
5.407% due 10/15/2035(4)	163,000	159,891
6.00% due 2/1/2033(4)	146,000	146,037
Oglethorpe Power Corp.
5.80% due 6/1/2054	194,000	186,407
Pacific Gas and Electric Co.
5.20% due 5/1/2036	117,000	114,032
5.80% due 5/15/2034	339,000	347,370
PG&E Corp.
6.85% (6.85% fixed rate until 6/15/2031; 5 yr. CMT rate + 3.23% thereafter) due 9/15/2056(1)	75,000	74,110
PSEG Power LLC
5.75% due 5/15/2035(4)	100,000	101,567
Talen Energy Supply LLC
6.25% due 2/1/2034(4)	166,000	164,150
Virginia Electric and Power Co.
4.95% due 3/15/2036	141,000	137,446
Vistra Operations Co. LLC
5.70% due 12/30/2034(4)	566,000	569,403
7.75% due 10/15/2031(4)	138,000	144,552

		6,129,207

Electronics — 0.5%
Flex Ltd.
5.375% due 11/13/2035	140,000	137,564
Vontier Corp.
2.95% due 4/1/2031	535,000	486,484

		624,048

Engineering & Construction — 0.3%
MasTec, Inc.
4.50% due 8/15/2028(4)	351,000	347,190

		347,190

Entertainment — 0.4%
Discovery Global Holdings, Inc.
4.279% due 3/15/2032	174,000	153,990
Flutter Treasury DAC
5.875% due 6/4/2031(4)	443,000	438,876

		592,866

Food — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.375% due 4/15/2066	211,000	207,046
Pilgrim’s Pride Corp.
3.50% due 3/1/2032	181,000	164,302

		371,348

Forest Products & Paper — 0.1%
Magnera Corp.
4.75% due 11/15/2029(4)	154,000	139,026

		139,026

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — 0.2%
National Fuel Gas Co.
5.95% due 3/15/2035	$288,000	$297,952

		297,952

Healthcare-Products — 1.1%
180 Medical, Inc.
5.30% due 10/8/2035(4)	216,000	211,746
Augusta SpinCo Corp.
4.945% due 3/23/2033	246,000	245,149
Baxter International, Inc.
2.539% due 2/1/2032	440,000	370,861
5.65% due 12/15/2035	303,000	295,917
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25% due 4/1/2029(4)	183,000	186,474
VSP Optical Group, Inc.
5.45% due 12/1/2035(4)	229,000	224,428

		1,534,575

Healthcare-Services — 1.3%
Centene Corp.
2.45% due 7/15/2028	322,000	299,878
3.375% due 2/15/2030	229,000	206,865
Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 2/16/2031(4)	241,000	213,628
Icon Investments Six DAC
6.00% due 5/8/2034	400,000	405,200
UnitedHealth Group, Inc.
3.45% due 1/15/2027	167,000	166,168
Universal Health Services, Inc.
2.65% due 1/15/2032	504,000	439,076

		1,730,815

Home Furnishings — 0.1%
Whirlpool Corp.
6.125% due 6/15/2030	138,000	134,740

		134,740

Insurance — 1.7%
Athene Global Funding
5.033% due 7/17/2030(4)	484,000	478,629
5.62% due 5/8/2026(4)	283,000	283,238
Brighthouse Financial Global Funding
5.65% due 6/10/2029(4)	408,000	410,780
Brown & Brown, Inc.
2.375% due 3/15/2031	238,000	209,419
CNO Global Funding
5.875% due 6/4/2027(4)	362,000	366,950
Jackson National Life Global Funding
4.60% due 10/1/2029(4)	302,000	299,044
RGA Global Funding
5.00% due 8/25/2032(4)	119,000	117,715
Sammons Financial Group Global Funding
5.10% due 12/10/2029(4)	137,000	138,329

		2,304,104

Internet — 1.0%
Amazon.com, Inc.
4.875% due 3/13/2036	232,000	229,886
5.80% due 3/13/2056	209,000	208,832

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Internet — (continued)
Beignet Investor LLC
6.581% due 5/30/2049(4)	$264,000	$271,433
Meta Platforms, Inc.
5.625% due 11/15/2055	259,000	242,784
Prosus NV, Reg S
4.027% due 8/3/2050	247,000	165,225
Uber Technologies, Inc.
4.80% due 9/15/2035	187,000	181,456

		1,299,616

Iron & Steel — 0.4%
Carpenter Technology Corp.
5.625% due 3/1/2034(4)	144,000	142,674
Commercial Metals Co.
5.75% due 11/15/2033(4)	145,000	143,475
Vale Overseas Ltd.
6.00% (6.00% fixed rate until 11/25/2030; 5 yr. CMT rate + 2.43% thereafter) due 2/25/2056(1)(4)	200,000	196,800

		482,949

Leisure Time — 0.5%
Carnival Corp.
6.125% due 2/15/2033(4)	145,000	146,454
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(4)	227,000	227,857
5.375% due 1/15/2036	206,000	202,384
6.00% due 2/1/2033(4)	137,000	138,369

		715,064

Lodging — 0.5%
Hilton Domestic Operating Co., Inc.
5.50% due 3/31/2034(4)	207,000	202,234
MGM China Holdings Ltd., Reg S
4.75% due 2/1/2027	240,000	237,145
Wynn Macau Ltd.
6.75% due 2/15/2034(4)	200,000	195,185

		634,564

Machinery-Construction & Mining — 0.1%
Vertiv Holdings Co.
4.85% due 3/15/2036	120,000	116,684
5.80% due 3/15/2056	29,000	27,876

		144,560

Machinery-Diversified — 0.3%
nVent Finance SARL
4.55% due 4/15/2028	403,000	402,058

		402,058

Media — 0.5%
Directv Financing LLC
8.875% due 2/1/2030(4)	156,000	155,653
Paramount Global
3.375% due 2/15/2028	255,000	247,112
4.90% due 8/15/2044	196,000	121,819
Univision Communications, Inc.
8.50% due 7/31/2031(4)	141,000	141,688

		666,272

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — 1.3%
Anglo American Capital PLC
5.50% due 5/2/2033(4)	$200,000	$202,349
Antofagasta PLC
6.25% due 5/2/2034(4)	200,000	208,840
Freeport Indonesia PT, Reg S
6.20% due 4/14/2052	200,000	193,494
Glencore Funding LLC
6.375% due 10/6/2030(4)	216,000	229,140
Hecla Mining Co.
7.25% due 2/15/2028	99,000	98,928
Ivanhoe Mines Ltd.
7.875% due 1/23/2030(4)	245,000	247,624
Navoi Mining & Metallurgical Combinat
6.75% due 5/14/2030(4)	200,000	205,577
Novelis Corp.
6.875% due 1/30/2030(4)	181,000	182,569
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.854% due 5/13/2032(4)	200,000	203,183

		1,771,704

Miscellaneous Manufacturing — 0.3%
Eaton Corp.
4.80% due 3/6/2036	200,000	197,459
LSB Industries, Inc.
6.25% due 10/15/2028(4)	192,000	190,810

		388,269

Oil & Gas — 2.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50% due 10/1/2029(4)	149,000	155,402
Caturus Energy LLC
8.50% due 2/15/2030(4)	250,000	259,404
Continental Resources, Inc.
5.75% due 1/15/2031(4)	235,000	239,503
Crescent Energy Finance LLC
7.375% due 1/15/2033(4)	204,000	203,949
EQT Corp.
7.00% due 2/1/2030	148,000	158,342
Expand Energy Corp.
5.375% due 3/15/2030	80,000	80,665
Hilcorp Energy I LP/Hilcorp Finance Co.
8.375% due 11/1/2033(4)	263,000	274,396
Nabors Industries, Inc.
8.875% due 8/15/2031(4)	140,000	145,849
Petroleos Mexicanos
6.70% due 2/16/2032	352,000	344,495
Saudi Arabian Oil Co.
4.375% due 2/2/2031(4)	200,000	194,307
SM Energy Co.
6.625% due 4/15/2034(4)	141,000	140,602
6.75% due 8/1/2029(4)	158,000	160,393
Transocean International Ltd.
7.875% due 10/15/2032(4)	146,000	156,001
Viper Energy Partners LLC
5.70% due 8/1/2035	272,000	274,124
Wildfire Intermediate Holdings LLC
7.50% due 10/15/2029(4)	203,000	205,693

		2,993,125

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65% due 6/15/2033	$112,000	$110,233
5.00% due 6/15/2036	140,000	137,452
Kodiak Gas Services LLC
6.50% due 10/1/2033(4)	147,000	148,588
WBI Operating LLC
6.25% due 10/15/2030(4)	150,000	150,894

		547,167

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.75% due 4/15/2032(4)	144,000	136,245

		136,245

Pharmaceuticals — 1.0%
AbbVie, Inc.
4.80% due 3/15/2027	249,000	250,256
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	355,568
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	400,000	420,642
Pfizer Investment Enterprises Pte Ltd.
4.45% due 5/19/2028	250,000	251,484
Teva Pharmaceutical Finance Netherlands III BV
3.15% due 10/1/2026	25,000	24,751

		1,302,701

Pipelines — 2.6%
Boardwalk Pipelines LP
3.40% due 2/15/2031	148,000	138,060
Cheniere Energy Partners LP
3.25% due 1/31/2032	45,000	41,013
4.00% due 3/1/2031	55,000	52,796
Colonial Enterprises, Inc.
5.627% due 11/15/2035(4)	228,000	227,399
Columbia Pipelines Holding Co. LLC
4.999% due 11/17/2032(4)	334,000	331,800
5.097% due 10/1/2031(4)	101,000	101,546
DT Midstream, Inc.
4.125% due 6/15/2029(4)	286,000	279,983
Eastern Energy Gas Holdings LLC
5.65% due 10/15/2054	116,000	109,257
5.80% due 1/15/2035	207,000	214,670
Enbridge, Inc.
8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	300,000	337,523
Florida Gas Transmission Co. LLC
5.75% due 7/15/2035(4)	282,000	289,325
Gulfstream Natural Gas System LLC
5.60% due 7/23/2035(4)	272,000	275,428
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	443,000	407,114
Southern Natural Gas Co. LLC
5.45% due 8/1/2035(4)	196,000	199,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50% due 3/1/2030	310,000	312,832

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Venture Global Plaquemines LNG LLC
7.50% due 5/1/2033(4)	$241,000	$264,908

		3,583,069

Real Estate — 0.1%
Kennedy-Wilson, Inc.
4.75% due 3/1/2029	201,000	197,232

		197,232

Real Estate Investment Trusts — 1.3%
Brandywine Operating Partnership LP
4.55% due 10/1/2029	194,000	176,885
CFE Fibra E
5.875% due 9/23/2040(4)	197,160	191,503
Crown Castle, Inc.
3.30% due 7/1/2030	308,000	288,583
EPR Properties
4.50% due 6/1/2027	180,000	179,241
Host Hotels & Resorts LP
5.70% due 6/15/2032	219,000	224,085
Iron Mountain Information Management Services, Inc.
5.00% due 7/15/2032(4)	161,000	151,994
Millrose Properties, Inc.
6.375% due 8/1/2030(4)	151,000	150,953
Piedmont Operating Partnership LP
5.625% due 1/15/2033	224,000	217,673
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	263,000	258,564

		1,839,481

Retail — 0.2%
Advance Auto Parts, Inc.
7.00% due 8/1/2030(4)	126,000	127,644
QXO Building Products, Inc.
6.75% due 4/30/2032(4)	131,000	133,619

		261,263

Semiconductors — 0.6%
Foundry JV Holdco LLC
5.50% due 1/25/2031(4)	200,000	204,215
5.90% due 1/25/2033(4)	447,000	459,566
6.15% due 1/25/2032(4)	200,000	208,797

		872,578

Software — 0.7%
Fiserv, Inc.
4.55% due 2/15/2031	92,000	90,067
5.15% due 8/12/2034	115,000	111,699
5.45% due 3/15/2034	101,000	100,498
Oracle Corp.
5.95% due 9/26/2055	479,000	402,969
6.55% due 2/4/2046	201,000	187,524

		892,757

Telecommunications — 0.6%
Cipher Compute LLC
7.125% due 11/15/2030(4)	140,000	145,044
Level 3 Financing, Inc.
8.50% due 1/15/2036(4)	265,801	277,340

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
Sprint Capital Corp.
8.75% due 3/15/2032	$212,000	$252,083
SV RNO Property Owner 1 LLC
5.875% due 3/1/2031(4)	143,000	141,354

		815,821

Transportation — 0.5%
GXO Logistics, Inc.
6.50% due 5/6/2034	193,000	202,527
Rand Parent LLC
8.50% due 2/15/2030(4)	276,000	283,321
Watco Cos. LLC/Watco Finance Corp.
7.125% due 8/1/2032(4)	209,000	214,646

		700,494

Water — 0.2%
Nova Securitisation SARL
5.75% due 2/3/2031(4)	280,000	270,895

		270,895

Total Corporate Bonds & Notes (Cost $51,233,076)		51,075,182

Non-Agency Mortgage-Backed Securities — 11.0%
BANK
Series 2019-BN21, Class A5
2.851% due 10/17/2052	200,000	188,482
BBCMS Mortgage Trust
Series 2023-C21, Class A5
6.00% due 9/15/2056(1)(2)	370,000	392,050
Series 2025-5C33, Class A4
5.839% due 3/15/2058	170,000	176,713
Series 2025-5C34, Class A3
5.659% due 5/15/2058	210,000	216,970
Benchmark Mortgage Trust
Series 2018-B2, Class A5
3.882% due 2/15/2051(1)(2)	290,000	285,848
Series 2024-V11, Class A3
5.909% due 11/15/2057(1)(2)	200,000	207,730
Series 2024-V6, Class A3
5.926% due 3/15/2057	160,000	165,120
Series 2024-V9, Class A3
5.602% due 8/15/2057	410,000	420,593
Series 2025-V18, Class A3
5.184% due 10/15/2058	280,000	285,121
BMO Mortgage Trust
Series 2023-C5, Class A4
5.494% due 6/15/2056	220,000	225,817
Series 2024-5C5, Class A3
5.857% due 2/15/2057	250,000	258,111
Series 2024-5C8, Class A3
5.625% due 12/15/2057(1)(2)	270,000	277,805
BX Commercial Mortgage Trust
Series 2026-CSMO, Class B
5.373% due 2/15/2043(1)(2)(4)	200,000	200,000
BX Trust
Series 2025-ROIC, Class B
5.066% due 3/15/2030(1)(2)(4)	302,565	300,107
Series 2025-VLT6, Class B
5.565% due 3/15/2042(1)(2)(4)	100,000	99,250
Series 2025-VOLT, Class D
6.423% due 12/15/2044(1)(2)(4)	220,000	218,419

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
CIM Trust
Series 2021-INV1, Class A2
2.50% due 7/1/2051(1)(2)(4)	$390,802	$325,114
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	772,474	642,651
Citigroup Mortgage Loan Trust, Inc.
Series 2022-INV1, Class A3B
3.00% due 11/27/2051(1)(2)(4)	73,103	63,439
CONE Trust
Series 2024-DFW1, Class A
5.314% due 8/15/2041(1)(2)(4)	210,000	208,491
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M2
7.562% due 4/25/2043(1)(2)(4)	85,000	88,993
Series 2023-R04, Class 1M1
5.962% due 5/25/2043(1)(2)(4)	174,594	177,853
DBC Mortgage Trust
Series 2025-DBC, Class A
5.023% due 11/15/2042(1)(2)(4)	190,000	189,881
Ellington Financial Mortgage Trust
Series 2025-INV4, Class A1
5.10% due 10/25/2070(1)(2)(4)	222,877	221,924
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	518,301	431,156
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	380,673	318,276
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M2
6.162% due 1/25/2042(1)(2)(4)	225,000	226,687
Series 2022-DNA3, Class M2
8.012% due 4/25/2042(1)(2)(4)	150,000	154,359
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2
2.50% due 4/25/2052(1)(2)(4)	293,861	243,903
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)	399,193	332,324
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)	538,042	446,571
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)	416,664	345,828
Series 2021-INV6, Class A2
3.00% due 4/25/2052(1)(2)(4)	166,395	144,398
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)	382,936	332,580
Series 2022-1, Class A3
2.50% due 7/25/2052(1)(2)(4)	188,354	155,994
Series 2022-4, Class A3
3.00% due 10/25/2052(1)(2)(4)	302,417	261,697
Series 2022-INV1, Class A3
3.00% due 3/25/2052(1)(2)(4)	229,594	200,000
Series 2022-INV3, Class A3B
3.00% due 9/25/2052(1)(2)(4)	219,411	190,559
Series 2025-DSC1, Class A1
5.577% due 9/25/2065(1)(2)(4)	340,327	341,799
Series 2025-VIS3, Class A1
5.062% due 2/25/2066(1)(2)(4)	191,673	190,802
Series 2026-NQM1, Class A1FC
4.601% due 6/25/2066(1)(2)(4)	155,973	154,866

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
KIND Commercial Mortgage Trust
Series 2024-1, Class A
5.563% due 8/15/2041(1)(2)(4)	$170,000	$169,894
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1, Class A3
5.635% due 3/15/2058	150,000	154,785
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1
5.443% due 7/25/2070(1)(2)(4)	273,760	274,464
Series 2026-DSC1, Class A1FC
4.617% due 1/25/2071(1)(2)(4)	128,721	128,180
NYC Commercial Mortgage Trust
Series 2026-1PARK, Class C
5.528% due 2/15/2043(1)(2)(4)	200,000	199,144
NYMT Loan Trust
Series 2025-INV2, Class A1
5.00% due 10/25/2060(1)(2)(4)	245,277	244,004
OBX Trust
Series 2025-NQM16, Class A1
4.905% due 8/25/2065(1)(2)(4)	108,990	108,444
Series 2025-NQM17, Class A1FC
4.848% due 8/25/2065(1)(2)(4)	188,506	187,857
Rate Mortgage Trust
Series 2021-HB1, Class A1
2.50% due 12/25/2051(1)(2)(4)	321,918	267,808
RCKT Mortgage Trust
Series 2021-4, Class A1
2.50% due 9/25/2051(1)(2)(4)	84,522	70,153
Series 2021-5, Class A1
2.50% due 11/25/2051(1)(2)(4)	566,361	472,226
ROCK Trust
Series 2024-CNTR, Class A
5.388% due 11/13/2041(4)	240,000	243,981
Sequoia Mortgage Trust
Series 2026-INV1, Class A2
4.50% due 1/25/2056(1)(2)(4)	321,645	308,516
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.115% due 2/15/2042(1)(2)(4)	370,000	365,375
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class B
5.265% due 4/15/2042(1)(2)(4)	200,000	198,751
Verus Securitization Trust
Series 2025-9, Class A1
4.935% due 10/27/2070(1)(2)(4)	294,135	292,695
Series 2026-1, Class A1FC
4.743% due 1/25/2071(1)(2)(4)	98,387	97,883
Series 2026-2, Class A1FC
4.507% due 2/25/2071(1)(2)(4)	113,965	112,994
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A3
3.055% due 6/15/2052	264,019	252,545
Series 2021-C61, Class A4
2.658% due 11/15/2054	250,000	223,202
Series 2025-C65, Class A5
5.292% due 10/15/2058	320,000	324,380

Total Non-Agency Mortgage-Backed Securities (Cost $15,040,821)		15,005,562

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)		Principal Amount	Value

Senior Secured Loans — 1.2%
Airlines — 0.1%
American Airlines, Inc.
2025 Term Loan
5.918% (3 mo. USD Term SOFR + 2.25%) due 4/20/2028(1)		$114,924	$113,685

			113,685

Diversified Financial Services — 0.5%
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6
5.425% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)		417,713	418,139
Hudson River Trading LLC
2026 Repriced Term Loan B
6.175% (1 mo. USD Term SOFR + 2.50%) due 3/18/2030(1)		274,908	273,495

			691,634

Electric — 0.1%
NRG Energy, Inc.
2024 Term Loan
5.521% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)		76,958	77,042

			77,042

Entertainment — 0.2%
Flutter Financing BV
2024 Term Loan B
5.45% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(1)		364,333	359,779

			359,779

Environmental Control — 0.1%
Clean Harbors, Inc.
2025 Term Loan
5.168% (1 mo. USD Term SOFR + 1.50%) due 10/8/2032(1)		206,483	207,722

			207,722

Pipelines — 0.2%
Colossus Acquireco LLC
Term Loan B
5.38% (3 mo. USD Term SOFR + 1.75%) due 7/30/2032(1)		234,820	233,829

			233,829

Total Senior Secured Loans (Cost $1,692,670)			1,683,691

Foreign Government — 0.4%
Panama Government International Bonds
5.227% due 2/23/2034	USD	200,000	192,800
Romania Government International Bonds
5.75% due 7/4/2036(4)	USD	58,000	53,780
6.625% due 5/16/2036(4)	USD	266,000	264,163

Total Foreign Government (Cost $522,860)			510,743

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

U.S. Government Securities — 24.9%
U.S. Treasury Bonds
4.00% due 11/15/2042	$2,326,000	$2,104,757
4.50% due 11/15/2054	3,648,900	3,408,871
4.625% due 11/15/2044	2,401,000	2,323,249
4.75% due 2/15/2045	3,655,000	3,591,323
4.75% due 5/15/2055	5,641,000	5,492,703
4.875% due 8/15/2045	1,737,000	1,731,301
U.S. Treasury Notes
3.375% due 12/31/2027	3,807,000	3,777,704
3.375% due 2/29/2028	3,495,000	3,467,422
3.50% due 11/30/2030	7,073,000	6,942,868
3.625% due 12/31/2030	1,091,000	1,076,169

Total U.S. Government Securities (Cost $34,209,131)		33,916,367

Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $3,349,209, due 4/1/2026(5)	3,349,110	3,349,110

Total Repurchase Agreements (Cost $3,349,110)		3,349,110

Total Investments — 116.9% (Cost $160,133,295)		159,410,878

Liabilities in excess of other assets — (16.9)%		(23,103,730)

Total Net Assets — 100.0%		$136,307,148

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $48,311,976, representing 35.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$3,435,600	$3,416,235

Open futures contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2026	32	Long	$6,745,681	$6,638,250	$(107,431)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2026	15	Short	$(1,701,966)	$(1,702,734)	$(768)

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)	— Valuation Inputs —
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$39,062,339	$—	$39,062,339
Asset-Backed Securities	—	14,807,884	—	14,807,884
Corporate Bonds & Notes	—	51,075,182	—	51,075,182
Non-Agency Mortgage-Backed Securities	—	15,005,562	—	15,005,562
Senior Secured Loans	—	1,683,691	—	1,683,691
Foreign Government	—	510,743	—	510,743
U.S. Government Securities	—	33,916,367	—	33,916,367
Repurchase Agreements	—	3,349,110	—	3,349,110

Total Assets	$—	$159,410,878	$—	$159,410,878

Liabilities
Other Financial Instruments
Futures Contracts	$(108,199)	$—	$—	$(108,199)

Total Liabilities	$(108,199)	$—	$—	$(108,199)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.9%
Air Freight & Logistics — 2.5%
GXO Logistics, Inc.(1)	44,770	$2,321,324
Hub Group, Inc., , Class A	37,371	1,346,851

		3,668,175

Automobile Components — 0.4%
Fox Factory Holding Corp.(1)	32,242	530,703

		530,703

Banks — 9.9%
Enterprise Financial Services Corp.	54,702	2,959,925
First BanCorp	98,205	2,097,659
National Bank Holdings Corp., Class A	64,711	2,534,083
Popular, Inc.	11,487	1,541,211
Prosperity Bancshares, Inc.	37,551	2,522,676
WesBanco, Inc.	86,275	2,975,625

		14,631,179

Biotechnology — 2.8%
Halozyme Therapeutics, Inc.(1)	16,247	1,050,044
PTC Therapeutics, Inc.(1)	45,069	3,070,551

		4,120,595

Building Products — 1.1%
UFP Industries, Inc.	17,654	1,626,286

		1,626,286

Capital Markets — 2.9%
BGC Group, Inc., Class A	323,791	3,166,676
Lazard, Inc.	27,313	1,160,256

		4,326,932

Chemicals — 5.7%
Ashland, Inc.	39,335	2,187,419
Celanese Corp.	39,292	2,584,235
Huntsman Corp.	180,679	2,404,838
Ingevity Corp.(1)	17,814	1,268,891

		8,445,383

Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	50,992	1,964,212
BrightView Holdings, Inc.(1)	182,946	2,156,933

		4,121,145

Construction & Engineering — 2.3%
Arcosa, Inc.	12,059	1,279,942
MYR Group, Inc.(1)	7,227	2,040,327

		3,320,269

Consumer Finance — 0.8%
FirstCash Holdings, Inc.	1,974	371,112
SLM Corp.	40,094	858,413

		1,229,525

Containers & Packaging — 0.8%
Sonoco Products Co.	20,187	1,091,915

		1,091,915

Diversified Consumer Services — 1.2%
ADT, Inc.	273,560	1,797,289

		1,797,289

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified REITs — 1.5%
Broadstone Net Lease, Inc.	123,555	$2,257,350

		2,257,350

Electric Utilities — 1.4%
Portland General Electric Co.	39,308	2,074,283

		2,074,283

Electrical Equipment — 1.8%
Regal Rexnord Corp.	14,032	2,627,632

		2,627,632

Electronic Equipment, Instruments & Components — 2.8%
Crane NXT Co.	45,407	1,843,070
Littelfuse, Inc.	6,633	2,250,909

		4,093,979

Energy Equipment & Services — 2.6%
Atlas Energy Solutions, Inc.	88,885	1,166,171
Expro Group Holdings NV(1)	53,918	938,712
Liberty Energy, Inc.	61,748	1,778,343

		3,883,226

Food Products — 1.1%
Post Holdings, Inc.(1)	11,263	1,113,460
Vital Farms, Inc.(1)	38,875	548,915

		1,662,375

Gas Utilities — 1.5%
Spire, Inc.	23,509	2,128,505

		2,128,505

Ground Transportation — 2.5%
Knight-Swift Transportation Holdings, Inc.	30,735	1,769,721
RXO, Inc.(1)	127,071	1,857,778

		3,627,499

Health Care Equipment & Supplies — 1.0%
Integer Holdings Corp.(1)	8,371	736,648
Teleflex, Inc.	6,612	790,861

		1,527,509

Health Care Providers & Services — 2.9%
Aveanna Healthcare Holdings, Inc.(1)	222,476	1,432,745
Option Care Health, Inc.(1)	106,768	2,874,195

		4,306,940

Health Care Technology — 0.4%
Phreesia, Inc.(1)	64,548	540,912

		540,912

Hotels, Restaurants & Leisure — 0.1%
Dave & Buster’s Entertainment, Inc.(1)	19,022	206,008

		206,008

Household Durables — 0.8%
Century Communities, Inc.	19,824	1,137,501

		1,137,501

Insurance — 4.4%
CNO Financial Group, Inc.	55,537	2,280,349
Hanover Insurance Group, Inc.	7,390	1,281,057
Primerica, Inc.	6,017	1,507,138

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — (continued)
Slide Insurance Holdings, Inc.(1)	80,254	$1,444,572

		6,513,116

Interactive Media & Services — 2.0%
Cargurus, Inc.(1)	26,945	917,477
IAC, Inc.(1)	49,776	1,992,534

		2,910,011

IT Services — 0.8%
ASGN, Inc.(1)	30,872	1,195,055

		1,195,055

Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A(1)	4,268	1,189,705
ICON PLC(1)	12,392	1,371,299

		2,561,004

Machinery — 1.9%
Hillman Solutions Corp.(1)	175,941	1,463,829
Timken Co.	13,863	1,394,202

		2,858,031

Marine Transportation — 1.3%
Star Bulk Carriers Corp.	81,994	1,883,402

		1,883,402

Metals & Mining — 6.2%
Alcoa Corp.	15,232	1,010,339
Capstone Copper Corp. (Canada)(1)	219,439	1,654,745
Commercial Metals Co.	24,954	1,532,924
Constellium SE(1)	31,761	780,685
thyssenkrupp AG (Germany)	212,637	1,834,080
Warrior Met Coal, Inc.	25,114	2,339,369

		9,152,142

Multi-Utilities — 1.6%
Black Hills Corp.	33,169	2,302,260

		2,302,260

Oil, Gas & Consumable Fuels — 6.1%
Antero Resources Corp.(1)	19,735	837,553
BKV Corp.(1)	112,191	3,199,687
DHT Holdings, Inc.	74,873	1,367,930
Northern Oil & Gas, Inc.	15,198	444,238
Scorpio Tankers, Inc.	32,274	2,409,577
SM Energy Co.	24,374	759,981

		9,018,966

Paper & Forest Products — 1.1%
Louisiana-Pacific Corp.	22,126	1,609,667

		1,609,667

Professional Services — 2.5%
KBR, Inc.	19,747	727,874
ManpowerGroup, Inc.	39,123	1,152,564
Maximus, Inc.	27,630	1,771,083

		3,651,521

Retail REITs — 3.1%
Brixmor Property Group, Inc.	79,353	2,285,366
Getty Realty Corp.	72,087	2,292,367

		4,577,733

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 6.1%
Diodes, Inc.(1)	14,768	$1,008,064
Onto Innovation, Inc.(1)	9,010	1,847,681
Semtech Corp.(1)	12,067	927,831
Silicon Motion Technology Corp., ADR	19,275	2,164,390
Ultra Clean Holdings, Inc.(1)	48,080	2,989,614

		8,937,580

Software — 4.5%
NCR Voyix Corp.(1)	190,243	1,204,238
Nice Ltd., ADR(1)	5,878	648,109
Pegasystems, Inc.	36,568	1,556,334
Teradata Corp.(1)	126,521	3,242,733

		6,651,414

Specialty Retail — 1.8%
Academy Sports & Outdoors, Inc.	28,345	1,600,076
Advance Auto Parts, Inc.	18,523	977,088

		2,577,164

Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.	3,264	324,931

		324,931

Total Common Stocks (Cost $128,473,221)		145,707,112

	Principal Amount	Value

Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,652,375, due 4/1/2026(2)	$1,652,327	1,652,327

Total Repurchase Agreements (Cost $1,652,327)		1,652,327

Total Investments — 100.0% (Cost $130,125,548)		147,359,439

Liabilities in excess of other assets — (0.0)%		(55,135)

Total Net Assets — 100.0%		$147,304,304

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$1,795,900	$1,685,549

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$143,873,032	$1,834,080	*	$—	$145,707,112
Repurchase Agreements	—	1,652,327		—	1,652,327

Total	$143,873,032	$3,486,407		$—	$147,359,439

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.2%
Belgium — 2.4%
Elia Group SA(1)	6,899	$1,057,249

		1,057,249

Bermuda — 1.7%
CK Infrastructure Holdings Ltd.	91,999	734,280

		734,280

Brazil — 4.4%
Cia de Saneamento Basico do Estado de Sao Paulo	62,819	1,919,067

		1,919,067

China — 3.5%
ENN Energy Holdings Ltd.	189,094	1,528,654

		1,528,654

France — 5.7%
Engie SA	77,501	2,498,647

		2,498,647

Germany — 5.3%
E.ON SE	107,542	2,350,522

		2,350,522

Italy — 4.5%
Enel SpA	179,788	1,957,327

		1,957,327

Japan — 4.5%
Kansai Electric Power Co., Inc.	67,800	1,116,762
Tokyo Gas Co. Ltd.	17,800	840,461

		1,957,223

Spain — 2.0%
Iberdrola SA	38,633	886,849

		886,849

United Kingdom — 7.2%
National Grid PLC	52,129	878,840
SSE PLC	65,725	2,269,093

		3,147,933

United States — 58.0%
American Electric Power Co., Inc.	16,637	2,180,778
American Water Works Co., Inc.	10,406	1,416,152
Atmos Energy Corp.	10,485	1,936,789
CMS Energy Corp.	17,713	1,374,175
Constellation Energy Corp.	4,017	1,121,747
Dominion Energy, Inc.	30,941	1,912,773
Duke Energy Corp.	13,048	1,708,505
Essential Utilities, Inc.	15,336	617,581
Exelon Corp.	15,011	735,839
IDACORP, Inc.	10,804	1,544,648
NextEra Energy, Inc.	33,798	3,139,158
NRG Energy, Inc.	1,414	206,642
Sempra	27,368	2,659,349
Southern Co.	17,563	1,695,181
Vistra Corp.	9,780	1,470,227
WEC Energy Group, Inc.	14,306	1,656,206

		25,375,750

Total Common Stocks (Cost $28,561,670)		43,413,501

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $268,387, due 4/1/2026(2)	$268,379	$268,379

Total Repurchase Agreements (Cost $268,379)		268,379

Total Investments — 99.8% (Cost $28,830,049)		43,681,880

Assets in excess of other liabilities — 0.2%		88,679

Total Net Assets — 100.0%		$43,770,559

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$291,700	$273,777

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$1,057,249	*	$—	$1,057,249
Bermuda	—	734,280	*	—	734,280
Brazil	1,919,067	—		—	1,919,067
China	—	1,528,654	*	—	1,528,654
France	—	2,498,647	*	—	2,498,647
Germany	—	2,350,522	*	—	2,350,522
Italy	—	1,957,327	*	—	1,957,327
Japan	—	1,957,223	*	—	1,957,223
Spain	—	886,849	*	—	886,849
United Kingdom	—	3,147,933	*	—	3,147,933
United States	25,375,750	—		—	25,375,750
Repurchase Agreements	—	268,379		—	268,379

Total	$27,294,817	$16,387,063		$—	$43,681,880

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 1.0%
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.(1)	4,240	$239,518

		239,518

Electrical Equipment — 0.1%
Forgent Power Solutions, Inc.(1)	4,341	127,061

		127,061

Financial Services — 0.1%
PennyMac Financial Services, Inc.	2,631	229,949

		229,949

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(1)	5,432	143,568

		143,568

IT Services — 0.1%
Applied Digital Corp.(1)	6,366	151,129

		151,129

Metals & Mining — 0.2%
Hudbay Minerals, Inc. (Canada)	11,839	247,435

		247,435

Oil, Gas & Consumable Fuels — 0.2%
Sunococorp LLC	5,292	326,252

		326,252

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.	428	132,470

		132,470

Total Common Stocks (Cost $1,635,624)		1,597,382

	Principal Amount	Value
Agency Mortgage-Backed Securities — 24.9%
Government National Mortgage Association
3.50% due 4/20/2056(2)	$2,868,000	2,630,115
4.00% due 4/20/2056(2)	472,000	442,064
5.00% due 4/20/2056(2)	229,000	226,779
Uniform Mortgage-Backed Security
2.50% due 4/1/2056(2)	794,000	667,456
3.00% due 4/1/2056(2)	4,985,000	4,377,725
3.50% due 4/1/2056(2)	5,102,000	4,676,718
4.00% due 4/1/2056(2)	2,369,000	2,235,208
4.50% due 4/1/2056(2)	5,248,470	5,064,803
5.00% due 4/1/2056(2)	5,600,939	5,523,235
5.50% due 4/1/2056(2)	4,333,537	4,353,497
5.50% due 5/1/2056(2)	4,335,463	4,349,504
6.00% due 4/1/2056(2)	2,999,274	3,057,244
6.00% due 5/1/2056(2)	754,726	768,399
6.50% due 4/1/2056(2)	262,000	271,040

Total Agency Mortgage-Backed Securities (Cost $39,024,397)		38,643,787

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 21.2%
ACHV ABS Trust
Series 2023-1PL, Class D
8.47% due 3/18/2030(3)	$260,962	$262,669
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(3)	169,000	167,274
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class E
6.066% due 6/15/2033(3)	203,071	203,644
Series 2025-B, Class E
6.164% due 9/15/2033(3)	680,816	682,633
Amur Equipment Finance Receivables XV LLC
Series 2025-1A, Class D
5.68% due 8/20/2032(3)	346,000	350,273
Arini European CLO II DAC
Series 2A, Class DR
5.166% (3 mo. EURIBOR + 3.15%) due 10/15/2038(3)(4)	500,000	570,316
Ballyrock CLO 21 Ltd.
Series 2022-21A, Class BR
5.618% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(3)(4)	1,000,000	999,328
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class C
5.462% (30 day SOFR + 1.80%) due 7/27/2048(3)(4)	208,860	209,238
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
5.568% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(3)(4)	1,000,000	997,488
Capital Four CLO XI DAC
Series 11A, Class D
5.224% (3 mo. EURIBOR + 3.10%) due 1/25/2039(3)(4)	500,000	573,523
Carvana Auto Receivables Trust
Series 2021-N3, Class E
3.16% due 6/12/2028(3)	830,751	812,162
CIFC Funding Ltd.
Series 2018-2A, Class CR
5.668% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)	1,000,000	998,717
Compass Datacenters Issuer II LLC
Series 2025-1A, Class B1
5.756% due 5/25/2050(3)	557,000	556,577
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
5.668% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)	1,300,000	1,298,332
Empower CLO Ltd.
Series 2022-1A, Class CR
5.618% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(3)(4)	1,000,000	999,334
Exeter Automobile Receivables Trust
Series 2024-3A, Class E
7.84% due 10/15/2031(3)	230,000	236,811

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34% due 1/15/2032	$180,000	$180,496
FHF Issuer Trust
Series 2025-1A, Class C
5.69% due 8/15/2031(3)	741,000	722,058
Series 2025-1A, Class D
5.95% due 6/15/2032(3)	467,000	442,458
Series 2025-2A, Class A2
5.75% due 5/15/2030(3)	616,000	618,463
Fora Financial Asset Securitization LLC
Series 2024-1A, Class A
6.33% due 8/15/2029(3)	416,000	417,380
Foundation Finance Trust
Series 2023-2A, Class D
9.10% due 6/15/2049(3)	609,040	648,135
Hilton Grand Vacations Trust
Series 2025-1A, Class C
5.52% due 5/27/2042(3)	294,051	295,594
Series 2025-2A, Class C
5.12% due 5/25/2044(3)	367,516	365,709
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class C
5.923% (30 day SOFR + 2.25%) due 3/21/2033(3)(4)	175,693	175,045
Series 2025-1, Class D
7.173% (30 day SOFR + 3.50%) due 3/21/2033(3)(4)	325,357	321,881
Series 2025-2, Class D
6.923% (30 day SOFR + 3.25%) due 9/20/2033(3)(4)	409,064	399,744
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2
5.61% due 8/16/2055(3)	417,900	424,134
Kennedy Lewis CLO 8 Ltd.
Series 8A, Class CR2
5.768% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(3)(4)	1,000,000	1,000,303
Lendbuzz Securitization Trust
Series 2026-1A, Class A2
4.68% due 7/15/2030(3)	180,970	180,798
Series 2026-1A, Class B
5.16% due 12/16/2030(3)	30,010	30,001
Series 2026-1A, Class C
5.74% due 9/15/2031(3)	39,104	39,211
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2
5.597% due 3/25/2056(3)	767,000	764,874
Lmdv Issuer Co. LLC
Series 2025-1A, Class B
5.90% due 12/15/2055(3)	333,000	332,351
Series 2025-1A, Class C
7.88% due 12/15/2055(3)	237,000	238,024
Luxury Lease Partners Auto Lease Trust
Series 2025-A, Class A
5.51% due 3/15/2032(3)	565,350	564,870
Marlette Funding Trust
Series 2025-1A, Class D
6.02% due 7/16/2035(3)	420,000	420,354

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
MetroNet Infrastructure Issuer LLC
Series 2026-1A, Class C
7.10% due 4/20/2056(3)	$237,000	$234,550
MVW LLC
Series 2025-1A, Class C
5.75% due 9/22/2042(3)	302,964	303,637
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
5.418% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(3)(4)	1,000,000	996,843
OnDeck Asset Securitization IV LLC
Series 2025-1A, Class B
5.52% due 4/19/2032(3)	500,000	495,565
Series 2025-1A, Class C
6.64% due 4/19/2032(3)	250,000	248,493
Series 2025-1A, Class D
8.77% due 4/19/2032(3)	200,000	202,256
Palmer Square European CLO DAC
Series 2021-2A, Class DR
5.136% (3 mo. EURIBOR + 3.15%) due 3/15/2038(3)(4)	330,000	376,292
Polus Eu CLO XXI DAC
4.079% (3 mo. EURIBOR + 2.00%) due 4/25/2039(3)(4)	270,000	312,080
4.579% (3 mo. EURIBOR + 2.50%) due 4/25/2039(3)(4)	340,000	392,989
Pretium Mortgage Credit Partners LLC
Series 2025-NPL4, Class A1
6.368% due 4/25/2055(3)(4)	593,057	593,614
QTS Issuer ABS I LLC
Series 2025-1A, Class B
5.928% due 5/25/2055(3)	310,000	303,108
QTS Issuer ABS II LLC
Series 2026-1A, Class B
6.729% due 1/5/2056(3)	410,121	405,900
RCKT Mortgage Trust
Series 2026-CES2, Class M1A
5.355% due 2/25/2056(3)(4)	150,000	147,683
Reach ABS Trust
Series 2025-2A, Class C
5.69% due 8/18/2032(3)	220,000	220,357
Reach Abs Trust
Series 2026-1A, Class D
5.16% due 2/15/2033(3)	270,000	266,883
Research-Driven Pagaya Motor Asset Trust
Series 2026-R1A, Class A
5.659% due 7/25/2034(3)	316,000	316,203
Series 2026-R1A, Class B
6.211% due 7/25/2034(3)	173,000	173,120
RKTL Trust
Series 2026-1A, Class D
5.21% due 2/26/2035(3)	244,000	240,793
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class E
6.274% due 1/16/2034(3)	250,000	250,307

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
SEB Funding LLC
Series 2026-1A, Class A2
6.665% due 1/30/2056(3)	$230,000	$228,162
SF ABS Issuer LLC
Series 2025-1A, Class A2
5.377% due 11/25/2055(3)	735,000	719,252
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D
6.86% due 1/21/2042(3)	484,343	487,122
Series 2026-1A, Class D
7.10% due 12/22/2042(3)	500,000	498,140
SoFi Consumer Loan Program Trust
Series 2025-3, Class D
5.35% due 8/15/2034(3)	846,000	839,307
Sotheby’s Artfi Master Trust
Series 2026-1A, Class D
5.54% due 6/20/2033(3)	591,000	590,147
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2
5.00% due 3/27/2056(3)	394,000	379,108
Switch ABS Issuer LLC
Series 2026-1A, Class A21
5.609% due 3/27/2056(3)	632,000	631,850
Tricolor Auto Securitization Trust
Series 2025-1A, Class C
5.72% due 10/15/2029(3)(5)(6)	906,000	198,297
Series 2025-1A, Class D
6.84% due 4/15/2031(3)(5)(6)	370,000	46,161
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class C
6.807% due 9/26/2033(3)	519,255	517,846
Upstart Securitization Trust
Series 2025-3, Class C
5.43% due 9/20/2035(3)	190,000	189,088
VB-S1 Issuer LLC
Series 2026-1A, Class D
5.193% due 3/15/2056(3)	151,000	148,462
Series 2026-1A, Class F
6.843% due 3/15/2056(3)	132,000	132,557
Vertical Bridge CC LLC
Series 2025-1A, Class B
5.602% due 8/16/2055(3)	525,000	522,225
Series 2025-1A, Class C
7.446% due 8/16/2055(3)	507,000	513,973
Western Funding Auto Loan Trust
Series 2025-1, Class C
5.34% due 11/15/2035(3)	247,000	249,240
Westlake Automobile Receivables Trust
Series 2025-P1, Class D
5.59% due 7/15/2032(3)	346,000	350,699
Series 2026-1A, Class D
4.75% due 7/15/2031(3)	194,000	192,045
Wingspire Equipment Finance LLC
Series 2025-1A, Class D
5.45% due 9/20/2033(3)	432,000	429,327

Total Asset-Backed Securities (Cost $33,968,493)		32,843,883

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 33.0%
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75% due 4/20/2029(3)	$314,000	$312,282
Latam Airlines Group SA
7.625% due 1/7/2031(3)	453,000	457,530

		769,812

Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.
Series A
5.75% (5.75% fixed rate until 9/30/2027; 3 mo. USD Term SOFR + 3.606% thereafter) due 9/30/2027(4)	493,000	479,995
Stellantis Finance U.S., Inc.
6.45% due 3/18/2035(3)	387,000	381,219

		861,214

Auto Parts & Equipment — 0.3%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.375% due 4/15/2034(3)	464,000	450,378

		450,378

Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc.
5.50% due 2/15/2034(3)	200,000	196,911
Bridgebio Pharma, Inc.
0.75% due 2/1/2033(3)	323,000	319,996

		516,907

Building Materials — 0.6%
JH North America Holdings, Inc.
5.875% due 1/31/2031(3)	390,000	386,759
Wilsonart LLC
11.00% due 8/15/2032(3)	656,000	475,523

		862,282

Chemicals — 0.6%
FIS Fabbrica Italiana Sintetici SpA
5.279% (3 mo. EURIBOR + 3.25%) due 2/5/2031(3)(4)	290,000	328,637
Olympus Water U.S. Holding Corp.
7.25% due 2/15/2033(3)	200,000	190,820
SCIH Salt Holdings, Inc.
6.625% due 5/1/2029(3)	381,000	379,095

		898,552

Commercial Banks — 1.4%
Citigroup, Inc.
5.592% (5.592% fixed rate until 11/19/2029 ; 5 yr. CMT rate + 1.28% thereafter) due 11/19/2034(4)	315,000	319,722
Series JJ
6.50% (6.50% fixed rate until 5/15/2031; 5 yr. CMT rate + 2.75% thereafter) due 5/15/2031(4)	464,000	462,874

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
JPMorgan Chase & Co.
Series KK
3.65% (3.65% fixed rate until 6/1/2026; 5 yr. CMT rate + 2.85% thereafter) due 6/1/2026(4)	$408,000	$406,129
M&T Bank Corp.
Series I
3.50% (3.50% fixed rate until 9/1/2026; 5 yr. CMT rate + 2.68% thereafter) due 9/1/2026(4)	251,000	242,998
Toronto-Dominion Bank
6.35% (6.35% fixed rate until 10/31/2030; 5 yr. CMT rate + 2.72% thereafter) due 10/31/2085(4)	314,000	308,939
U.S. Bancorp
Series N
3.70% (3.70% fixed rate until 1/15/2027; 5 yr. CMT rate + 2.54% thereafter) due 1/15/2027(4)	415,000	406,794

		2,147,456

Commercial Services — 1.0%
Garda World Security Corp.
6.50% due 1/15/2031(3)	231,000	234,201
House of HR Group BV, Reg S
9.00% due 11/3/2029	400,000	396,155
Raven Acquisition Holdings LLC
6.875% due 11/15/2031(3)	360,000	347,061
Veritiv Operating Co.
10.50% due 11/30/2030(3)	543,000	564,312

		1,541,729

Computers — 0.2%
Booz Allen Hamilton, Inc.
5.95% due 4/15/2035	306,000	308,495

		308,495

Diversified Financial Services — 3.3%
Aretec Group, Inc.
10.00% due 8/15/2030(3)	122,000	129,584
Atlas Warehouse Lending Co. LP
4.95% due 11/15/2030(3)	250,000	245,230
5.25% due 1/15/2033(3)	250,000	242,118
Bread Financial Holdings, Inc.
6.75% due 5/15/2031(3)	463,000	459,410
Burford Capital Global Finance LLC
7.50% due 7/15/2033(3)	698,000	581,085
8.50% due 1/15/2034(3)	200,000	171,744
Capital One Financial Corp.
6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(4)	298,000	303,112
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(4)	82,000	94,042

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Series M
3.95% (3.95% fixed rate until 9/1/2026; 5 yr. CMT rate + 3.16% thereafter) due 9/1/2026(4)	$411,000	$405,065
Jane Street Group/JSG Finance, Inc.
6.75% due 5/1/2033(3)	660,000	669,615
Marex Group PLC
6.404% due 11/4/2029	75,000	77,240
Navient Corp.
5.00% due 3/15/2027	240,000	234,592
5.50% due 3/15/2029	252,000	230,971
OneMain Finance Corp.
6.50% due 3/15/2033	351,000	335,530
6.75% due 9/15/2033	30,000	28,766
Osaic Holdings, Inc.
6.75% due 8/1/2032(3)	494,000	494,062
PennyMac Financial Services, Inc.
6.75% due 2/15/2034(3)	387,000	362,169
StoneX Group, Inc.
7.875% due 3/1/2031(3)	121,000	125,674

		5,190,009

Electric — 2.6%
Algonquin Power & Utilities Corp.
4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT rate + 3.25% thereafter) due 1/18/2082(4)	287,000	279,131
Alpha Generation LLC
6.25% due 1/15/2034(3)	798,000	783,910
American Electric Power Co., Inc.
3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT rate + 2.68% thereafter) due 2/15/2062(4)	271,000	265,494
CenterPoint Energy, Inc.
5.95% (5.95% fixed rate until 1/1/2031 ; 5 yr. CMT rate + 2.22% thereafter) due 4/1/2056(4)	395,000	391,488
CMS Energy Corp.
6.50% (6.50% fixed rate until 3/1/2035; 5 yr. CMT rate + 1.96% thereafter) due 6/1/2055(4)	375,000	381,763
Long Ridge Energy LLC
8.75% due 2/15/2032(3)	194,000	203,528
NRG Energy, Inc.
5.75% due 1/15/2034(3)	322,000	317,629
6.00% due 1/15/2036(3)	82,000	81,254
Talen Energy Supply LLC
6.25% due 2/1/2034(3)	323,000	319,401
6.50% due 2/1/2036(3)	453,000	456,140
Vistra Operations Co. LLC
6.00% due 4/15/2034(3)	315,000	323,809
Xcel Energy, Inc.
5.75% (5.75% fixed rate until 9/3/2031; 5 yr. CMT rate + 2.17% thereafter) due 12/3/2056(4)	264,000	257,711

		4,061,258

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Engineering & Construction — 0.1%
Weekley Homes LLC/Weekley Finance Corp.
6.75% due 1/15/2034(3)	$152,000	$145,577

		145,577

Entertainment — 2.9%
Allwyn Entertainment Financing U.K. PLC
4.625% due 8/15/2031(3)	250,000	276,946
Caesars Entertainment, Inc.
6.00% due 10/15/2032(3)	601,000	552,925
Flutter Treasury DAC, Reg S
6.125% due 6/4/2031	210,000	268,791
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% due 4/15/2030(3)	359,000	367,519
11.875% due 4/15/2031(3)	355,000	369,827
Penn Entertainment, Inc.
4.125% due 7/1/2029(3)	148,000	138,410
6.75% due 4/1/2031(3)	520,000	505,034
Rivers Enterprise Borrower LLC
6.25% due 10/15/2030(3)	406,000	404,976
Six Flags Entertainment Corp.
7.25% due 5/15/2031(3)	516,000	496,813
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% due 1/15/2032(3)	95,000	95,153
Starz Capital Holdings 1, Inc.
6.00% due 4/15/2030(3)	498,000	456,915
Voyager Parent LLC
9.25% due 7/1/2032(3)	595,000	617,737

		4,551,046

Food — 0.3%
Pilgrim’s Pride Corp.
6.25% due 7/1/2033	381,000	398,976

		398,976

Healthcare-Services — 1.1%
Humana, Inc.
5.50% due 3/15/2053	391,000	338,878
6.625% (6.625% fixed rate until 6/15/2031; 5 yr. CMT rate + 2.89% thereafter) due 9/15/2056(4)	753,000	723,622
LifePoint Health, Inc.
10.00% due 6/1/2032(3)	201,000	205,267
Surgery Center Holdings, Inc.
7.25% due 4/15/2032(3)	267,000	262,240
UnitedHealth Group, Inc.
5.30% due 6/15/2035	236,000	240,752

		1,770,759

Home Builders — 0.8%
LGI Homes, Inc.
4.00% due 7/15/2029(3)	138,000	122,914
7.00% due 11/15/2032(3)	573,000	531,301
Risewell Homes, Inc.
8.50% due 11/1/2030(3)	487,000	476,199
9.25% due 10/1/2029(3)	141,000	142,431

		1,272,845

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 0.3%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00% due 12/31/2032(3)	$250,000	$259,362
8.375% due 2/1/2034(3)	214,000	207,765

		467,127

Internet — 0.6%
AppLovin Corp.
5.50% due 12/1/2034	555,000	550,405
Rakuten Group, Inc.
5.125% (5.125% fixed rate until 4/22/2026; 5 yr. CMT rate + 4.58% thereafter) due 4/22/2026(3)(4)	324,000	323,223

		873,628

Investment Companies — 0.2%
Apollo Debt Solutions BDC
5.20% due 12/8/2028(3)	91,000	89,870
Cipher Digital, Inc.
0.00% due 10/1/2031(3)(7)	187,000	208,446

		298,316

Leisure Time — 0.9%
Carnival Corp.
5.75% due 8/1/2032(3)	463,000	462,850
NCL Corp. Ltd.
5.875% due 1/15/2031(3)	592,000	575,167
Royal Caribbean Cruises Ltd.
5.375% due 1/15/2036	410,000	402,803

		1,440,820

Lodging — 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 7/1/2031(3)	508,000	458,396

		458,396

Machinery-Diversified — 0.2%
Esab Corp.
5.625% due 4/1/2031(3)	338,000	340,369

		340,369

Media — 0.8%
AMC Networks, Inc.
10.50% due 7/15/2032(3)	615,000	606,958
Midcontinent Communications
8.00% due 8/15/2032(3)	333,000	310,139
Univision Communications, Inc.
8.50% due 7/31/2031(3)	91,000	91,444
9.375% due 8/1/2032(3)	292,000	300,940

		1,309,481

Mining — 0.5%
First Quantum Minerals Ltd.
7.25% due 2/15/2034(3)	494,000	502,910
Taseko Mines Ltd.
8.25% due 5/1/2030(3)	328,000	341,960

		844,870

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Miscellaneous Manufacturing — 0.4%
Maxam Prill SARL
7.75% due 7/15/2030(3)	$540,000	$548,836

		548,836

Oil & Gas — 2.4%
Antero Resources Corp.
5.40% due 2/1/2036	405,000	398,261
Granite Ridge Resources, Inc.
8.875% due 11/5/2029(3)	839,000	819,544
Infinity Natural Resources LLC
7.625% due 4/1/2031(3)	191,000	192,008
Matador Resources Co.
6.00% due 4/15/2034(3)	122,000	121,229
SM Energy Co.
6.625% due 4/15/2034(3)	67,000	66,811
7.00% due 8/1/2032(3)	363,000	370,657
9.625% due 6/15/2033(3)	378,000	417,584
Sunoco LP
7.875% (7.875% fixed rate until 9/18/2030; 5 yr. CMT rate + 4.23% thereafter) due 9/18/2030(3)(4)	832,000	849,494
Viper Energy Partners LLC
5.70% due 8/1/2035	402,000	405,140

		3,640,728

Oil & Gas Services — 0.5%
Kodiak Gas Services LLC
5.875% due 4/1/2031(3)	306,000	307,516
USA Compression Partners LP/USA Compression Finance Corp.
6.25% due 10/1/2033(3)	481,000	479,487

		787,003

Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Reg S
3.00% due 9/1/2029	478,000	498,439

		498,439

Pharmaceuticals — 1.0%
CVS Health Corp.
6.75% (6.75% fixed rate until 9/10/2034; 5 yr. CMT rate + 2.52% thereafter) due 12/10/2054(4)	257,000	260,223
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT rate + 2.89% thereafter) due 3/10/2055(4)	236,000	243,219
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% due 6/1/2029(3)	347,000	324,703
12.25% due 4/15/2029(3)	89,000	94,911
Teva Pharmaceutical Finance Co. LLC
6.15% due 2/1/2036	608,000	626,431

		1,549,487

Pipelines — 1.7%
DT Midstream, Inc.
4.125% due 6/15/2029(3)	63,000	61,675
5.80% due 12/15/2034(3)	255,000	261,808

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Hess Midstream Operations LP
4.25% due 2/15/2030(3)	$634,000	$609,234
Howard Midstream Energy Partners LLC
6.625% due 1/15/2034(3)	399,000	400,517
ITT Holdings LLC
6.50% due 8/1/2029(3)	668,000	649,522
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75% due 3/15/2034(3)	716,000	719,585

		2,702,341

Real Estate Investment Trusts — 1.2%
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 9/30/2030(3)	449,000	432,377
GLP Capital LP/GLP Financing II, Inc.
5.625% due 3/1/2036	232,000	225,643
Millrose Properties, Inc.
6.25% due 9/15/2032(3)	280,000	274,850
6.375% due 8/1/2030(3)	277,000	276,914
Rithm Capital Corp.
8.00% due 4/1/2029(3)	233,000	228,906
8.00% due 7/15/2030(3)	395,000	381,246

		1,819,936

Retail — 1.0%
Carvana Co.
9.00% (9.00% Cash or 13.00% PIK) due 6/1/2030(3)(8)	510,837	531,400
9.00% (9.00% Cash or 14.00% PIK) due 6/1/2031(3)(8)	199,577	215,803
Kohl’s Corp.
10.00% due 6/1/2030(3)	111,000	117,374
Michaels Cos., Inc.
8.50% due 3/15/2033(3)	275,000	267,711
Victra Holdings LLC/Victra Finance Corp.
8.75% due 9/15/2029(3)	369,000	382,969

		1,515,257

Semiconductors — 0.2%
Kioxia Holdings Corp.
6.625% due 7/24/2033(3)	373,000	383,379

		383,379

Software — 1.0%
Cloud Software Group, Inc.
9.00% due 9/30/2029(3)	679,000	655,013
CoreWeave, Inc.
9.00% due 2/1/2031(3)	34,000	32,352
9.25% due 6/1/2030(3)	277,000	269,150

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — (continued)
ROBLOX Corp.
3.875% due 5/1/2030(3)	$579,000	$544,134

		1,500,649

Telecommunications — 2.4%
APLD ComputeCo 2 LLC
6.75% due 3/15/2031(3)	549,000	545,003
APLD ComputeCo LLC
9.25% due 12/15/2030(3)	393,000	404,916
Black Pearl Compute LLC
6.125% due 2/15/2031(3)	417,000	424,421
Cipher Compute LLC
7.125% due 11/15/2030(3)	440,000	455,853
Flash Compute LLC
7.25% due 12/31/2030(3)	274,000	275,861
Level 3 Financing, Inc.
3.75% due 7/15/2029(3)	239,000	221,672
6.875% due 6/30/2033(3)	94,779	96,515
7.00% due 3/31/2034(3)	60,362	61,786
8.50% due 1/15/2036(3)	381,000	397,540
SV RNO Property Owner 1 LLC
5.875% due 3/1/2031(3)	395,000	390,455
Vmed O2 U.K. Financing I PLC
6.75% due 1/15/2033(3)	453,000	404,731

		3,678,753

Transportation — 0.5%
Rand Parent LLC
8.50% due 2/15/2030(3)	464,000	476,308
Watco Cos. LLC/Watco Finance Corp.
7.125% due 8/1/2032(3)	280,000	287,564

		763,872

Total Corporate Bonds & Notes (Cost $51,972,866)		51,168,982

Non-Agency Mortgage-Backed Securities — 27.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(3)	1,100,000	1,050,500
1301 Trust
Series 2025-1301, Class D
6.223% due 8/11/2042(3)(4)(9)	314,000	315,059
ALA Trust
Series 2025-OANA, Class D
6.764% due 6/15/2040(3)(4)(9)	221,000	221,276
BLP Commercial Mortgage Trust
Series 2025-IND2, Class E
7.423% due 12/15/2042(3)(4)(9)	991,000	990,690
BPR Trust
Series 2024-PMDW, Class E
5.85% due 11/5/2041(3)(4)(9)	378,000	363,292
BX Commercial Mortgage Trust
Series 2024-AIR2, Class D
6.463% due 10/15/2041(3)(4)(9)	502,610	502,610
Series 2024-BIO2, Class D
7.713% due 8/13/2041(3)(4)(9)	780,000	752,724
Series 2024-GPA3, Class C
5.564% due 12/15/2039(3)(4)(9)	1,287,533	1,287,533
Series 2026-CSMO, Class C
5.673% due 2/15/2043(3)(4)(9)	100,000	100,094

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2026-CSMO, Class D
6.123% due 2/15/2043(3)(4)(9)	$100,000	$100,156
Series 2026-XL6, Class D
5.773% due 3/15/2043(3)(4)(9)	300,000	298,123
Series 2026-XL6, Class E
6.673% due 3/15/2043(3)(4)(9)	108,000	107,327
BX Trust
Series 2024-CNYN, Class D
6.363% due 4/15/2041(3)(4)(9)	1,212,035	1,211,277
Series 2024-VLT4, Class E
6.562% due 6/15/2041(3)(4)(9)	488,000	478,878
Series 2025-VLT7, Class E
7.423% due 7/15/2044(3)(4)(9)	955,000	945,473
Series 2026-CART, Class D
5.573% due 2/15/2036(3)(4)(9)	300,000	297,110
BXHPP Trust
Series 2021-FILM, Class A
4.437% due 8/15/2036(3)(4)(9)	154,000	145,915
Series 2021-FILM, Class B
4.687% due 8/15/2036(3)(4)(9)	480,000	442,800
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(4)(9)	1,000,000	985,317
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B2
9.662% due 10/25/2041(3)(4)(9)	99,000	101,025
Series 2021-R02, Class 2B2
9.862% due 11/25/2041(3)(4)(9)	73,000	74,661
Series 2022-R01, Class 1B2
9.662% due 12/25/2041(3)(4)(9)	821,508	842,742
Series 2022-R06, Class 1M2
7.512% due 5/25/2042(3)(4)(9)	255,000	261,893
Series 2024-R04, Class 1B1
5.862% due 5/25/2044(3)(4)(9)	690,000	696,784
Series 2024-R05, Class 2B1
5.662% due 7/25/2044(3)(4)(9)	1,800,000	1,801,110
Series 2025-R01, Class 1B1
5.362% due 1/25/2045(3)(4)(9)	605,000	603,506
Series 2025-R02, Class 1B1
5.612% due 2/25/2045(3)(4)(9)	1,920,000	1,919,232
DROP Mortgage Trust
Series 2021-FILE, Class B
5.487% due 10/15/2043(3)(4)(9)	445,000	441,662
Ellington Financial Mortgage Trust
Series 2025-RTL1, Class A2
5.565% due 11/25/2040(3)(4)(9)	215,000	215,117
Extended Stay America Trust
Series 2025-ESH, Class D
6.273% due 10/15/2042(3)(4)(9)	1,052,000	1,053,315
Series 2025-ESH, Class E
7.023% due 10/15/2042(3)(4)(9)	253,000	253,316
Series 2025-ESH, Class F
7.773% due 10/15/2042(3)(4)(9)	133,000	133,166
Series 2026-ESH2, Class E
6.573% due 2/15/2043(3)(4)(9)	318,008	318,704
Series 2026-ESH2, Class F
7.423% due 2/15/2043(3)(4)(9)	158,509	158,507
Federal Home Loan Mortgage Corp.
STACR Trust
Series 2018-DNA3, Class B2
11.526% due 9/25/2048(3)(4)(9)	87,000	98,927

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Freddie Mac STACR REMIC Trust
Series 2020-HQA5, Class B2
11.062% due 11/25/2050(3)(4)(9)	$61,223	$74,674
Series 2021-DNA6, Class B2
11.162% due 10/25/2041(3)(4)(9)	1,086,857	1,117,593
Series 2021-DNA7, Class B2
11.462% due 11/25/2041(3)(4)(9)	1,375,001	1,421,369
Series 2021-HQA3, Class B2
9.912% due 9/25/2041(3)(4)(9)	307,339	312,915
Series 2021-HQA4, Class B2
10.662% due 12/25/2041(3)(4)(9)	1,858,033	1,916,132
Series 2022-DNA2, Class B2
12.162% due 2/25/2042(3)(4)(9)	384,527	404,718
Series 2025-HQA1, Class M2
5.312% due 2/25/2045(3)(4)(9)	218,000	218,131
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.08% due 11/10/2039(3)(4)(9)	1,727,000	1,753,391
Great Wolf Trust
Series 2024-WOLF, Class G
9.109% due 3/15/2039(3)(4)(9)	133,000	133,182
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.33% due 11/25/2041(3)(4)(9)	760,000	759,199
GWT Trust
Series 2024-WLF2, Class D
6.612% due 5/15/2041(3)(4)(9)	1,120,000	1,123,500
Homeward Opportunities Fund Trust
Series 2025-RRTL1, Class A1
5.476% due 3/25/2040(3)(4)(9)	1,550,000	1,552,605
JPMorgan Chase Bank NA
Series 2020-CL1, Class M1
6.043% due 10/25/2057(3)(4)(9)	1,132,140	1,167,171
Series 2020-CL1, Class M2
6.293% due 10/25/2057(3)(4)(9)	859,180	892,316
LEX Trust
Series 2026-450, Class D
6.023% due 3/15/2043(3)(4)(9)	407,000	403,308
MHC Commercial Mortgage Trust
Series 2021-MHC, Class F
6.388% due 4/15/2038(3)(4)(9)	520,000	519,675
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class F
8.965% due 3/15/2039(3)(4)(9)	807,000	805,062
NRM FHT1 Excess Owner LLC
Series 2025-FHT1, Class A
6.545% due 3/25/2032(3)(4)(9)	1,352,206	1,356,974
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.206% due 4/10/2043(3)(4)(9)	385,000	312,524
PNW Trust
Series 2026-ARTE, Class D
7.184% due 4/15/2029(3)(4)(9)	153,000	152,659
PRM7 Trust
Series 2025-PRM7, Class E
6.618% due 11/10/2042(3)(4)(9)	321,000	316,136
Saluda Grade Alternative Mortgage Trust
Series 2026-RTL7, Class A2
6.748% due 3/25/2031(3)(4)(9)	223,000	220,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Saluds Grade Alternative Mortgage Trust
Series 2025-RRTL1, Class A2
5.657% due 10/25/2040(3)(4)(9)	$100,000	$99,560
SCG Commercial Mortgage Trust
Series 2025-FLWR, Class E
6.423% due 8/15/2042(3)(4)(9)	200,000	198,544
SCG Trust
Series 2025-SNIP, Class E
7.073% due 9/15/2042(3)(4)(9)	335,000	335,000
SMRT
Series 2022-MINI, Class E
6.373% due 1/15/2039(3)(4)(9)	900,000	896,625
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class F
7.911% due 2/15/2042(3)(4)(9)	640,000	630,195
Taurus U.K. DAC
Series 2025-UK3A, Class C
5.741% due 7/20/2035(3)(4)(9)	140,000	184,944
Series 2025-UK3A, Class D
6.541% due 7/20/2035(3)(4)(9)	200,000	263,168
TVC Mortgage Trust
Series 2026-RRTL1, Class A2
5.315% due 2/25/2041(3)(4)(9)	100,000	99,285
Series 2026-RRTL1, Class M1
6.34% due 2/25/2041(3)(4)(9)	100,000	99,294
Vontive Mortgage Trust
Series 2025-RTL1, Class A1
6.507% due 3/25/2030(3)(4)(9)	897,000	907,387
Wells Fargo Commercial Mortgage Trust
Series 2025-1918, Class A
5.204% due 9/15/2040(3)(4)(9)	663,000	659,027
Series 2025-VTT, Class D
5.764% due 3/15/2038(3)(4)(9)	735,000	730,931
Series 2025-VTT, Class E
6.447% due 3/15/2038(3)(4)(9)	746,000	751,543

Total Non-Agency Mortgage-Backed Securities (Cost $42,767,866)		42,358,782

Senior Secured Loans — 11.9%
Building Materials — 0.7%
Chamberlain Group, Inc.
2025 Term Loan B
6.418% (1 mo. USD Term SOFR + 2.75%) due 9/8/2032(4)	74,078	73,311
CP Atlas Buyer, Inc.
2025 Term Loan
8.918% (1 mo. USD Term SOFR + 5.25%) due 7/8/2030(4)	394,020	361,186
EMRLD Borrower LP
Term Loan B
5.923% (3 mo. USD Term SOFR + 2.25%) due 5/31/2030(4)	278,243	277,756
2024 Term Loan B
5.95% (3 mo. USD Term SOFR + 2.25%) due 8/4/2031(4)	247,543	246,924

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Building Materials — (continued)
Gibraltar Industries, Inc.
2026 Term Loan B
5.918% (1 mo. USD Term SOFR + 2.25%) due 2/2/2033(4)	$149,132	$148,200

		1,107,377

Chemicals — 0.0%
Olympus Water U.S. Holding Corp.
2025 USD Term Loan B
6.95% (3 mo. USD Term SOFR + 3.25%) due 11/3/2032(4)	36,589	35,177

		35,177

Commercial Banks — 0.4%
Chrysaor Bidco SARL
2025 EUR Term Loan B
5.531% (3 mo. EURIBOR + 3.50%) due 10/30/2031(4)	500,000	573,920

		573,920

Commercial Services — 1.7%
Albion Financing 3 SARL
2025 USD Term Loan
6.664% (3 mo. USD Term SOFR + 3.00%) due 5/21/2031(4)	229,422	229,064
Atlas Luxco 4 SARL
EUR Term Loan B
0.00% due 8/20/2032(10)	498,747	574,026
Ensemble RCM LLC
2026 Term Loan B
6.70% (3 mo. USD Term SOFR + 3.00%) due 2/9/2033(4)	483,309	477,166
Inspired Finco Holdings Ltd.
2026 EUR Term Loan B8
4.892% (1 mo. EURIBOR + 3.00%) due 2/28/2031(4)	480,793	552,162
Lernen Bidco Ltd.
2025 USD Term Loan B3
7.41% (6 mo. USD Term SOFR + 3.50%) due 10/27/2031(4)	399,985	383,654
Parexel International Corp.
2025 Repriced Term Loan B
6.418% (1 mo. USD Term SOFR + 2.75%) due 12/12/2031(4)	160,598	159,928
Veritiv Corp.
Term Loan B
7.70% (3 mo. USD Term SOFR + 4.00%) due 12/2/2030(4)	261,368	253,527

		2,629,527

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Distribution/Wholesale — 0.2%
Gloves Buyer, Inc.
2025 Term Loan
7.668% (1 mo. USD Term SOFR + 4.00%) due 5/21/2032(4)	$293,375	$292,055

		292,055

Diversified Financial Services — 0.4%
Aretec Group, Inc.
2025 Repriced Term Loan
6.668% (1 mo. USD Term SOFR + 3.00%) due 8/9/2030(4)	117,705	116,111
Hudson River Trading LLC
2026 Repriced Term Loan B
6.175% (1 mo. USD Term SOFR + 2.50%) due 3/18/2030(4)	352,616	350,804
Osaic Holdings, Inc.
2025 Term Loan
6.595% (6 mo. USD Term SOFR + 3.00%) due 7/30/2032(4)	147,000	144,116

		611,031

Electric — 0.3%
Long Ridge Energy LLC
Term Loan B
8.20% (3 mo. USD Term SOFR + 4.50%) due 2/19/2032(4)	488,967	482,855

		482,855

Engineering & Construction — 0.8%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan
0.00% due 1/27/2033(4)(10)(11)	57,355	56,710
2026 Term Loan B
0.00% due 1/27/2033(4)(10)	430,166	425,326
Ramudden Global Group GmbH
2026 EUR Term Loan B
0.00% due 2/14/2033(4)(10)	500,000	572,250
Salas O’brien, Inc.
Term Loan
6.418% (1 mo. USD Term SOFR + 2.75%) due 1/31/2033(4)	200,874	200,372

		1,254,658

Entertainment — 0.3%
Flutter Financing BV
2025 Term Loan B
5.70% (3 mo. USD Term SOFR + 2.00%) due 6/4/2032(4)	200,187	197,685
River Rock Entertainment Authority
Term Loan
12.676% (1 mo. USD Term SOFR + 9.00%) due 6/25/2031(4)	260,000	253,500

		451,185

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Food — 0.3%
Froneri Lux Finco SARL
2025 EUR Term Loan
4.899% (6 mo. EURIBOR + 2.75%) due 9/30/2032(4)	$500,000	$568,072

		568,072

Food Service — 0.7%
Areas Worldwide SA
2025 EUR Repriced Term Loan B
5.635% (3 mo. EURIBOR + 3.50%) due 12/31/2029(4)	500,000	566,586
Gategroup Finance Luxembourg SA
EUR Repriced Term Loan
5.573% (3 mo. EURIBOR + 3.50%) due 6/10/2032(4)	500,000	574,313

		1,140,899

Forest Products & Paper — 0.2%
Spa Holdings 3 OYJ
2025 USD Term Loan B
8.473% (3 mo. USD Term SOFR + 4.51%) due 5/23/2030(4)	359,352	355,234

		355,234

Healthcare-Products — 0.4%
Hologic, Inc.
2026 EUR Term Loan B
0.00% due 4/7/2033(10)	500,000	571,302

		571,302

Healthcare-Services — 0.4%
Dermatology Intermediate Holdings III, Inc.
2022 Term Loan B
7.917% (3 mo. USD Term SOFR + 4.25%) due 3/30/2029(4)	375,128	352,932
Star Parent, Inc.
Term Loan B
7.70% (3 mo. USD Term SOFR + 4.00%) due 9/27/2030(4)	224,478	221,713

		574,645

Household Products & Wares — 0.2%
Lavender Dutch BorrowerCo BV
USD Term Loan
6.949% (3 mo. USD Term SOFR + 3.25%) due 12/30/2032(4)	286,771	282,111

		282,111

Insurance — 1.0%
Asurion LLC
2025 Term Loan B13
7.918% (1 mo. USD Term SOFR + 4.25%) due 9/19/2030(4)	313,853	309,864

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Insurance — (continued)
Jones DesLauriers Insurance Management, Inc.
2026 Repriced Term Loan B
6.664% (3 mo. USD Term SOFR + 3.00%) due 2/2/2033(4)	$401,000	$388,970
Siaci Saint Honore
2026 EUR Term Loan B
5.377% (3 mo. EURIBOR + 3.25%) due 7/26/2032(4)	590,000	673,686
USI, Inc.
2024 Term Loan C
5.95% (3 mo. USD Term SOFR + 2.25%) due 9/29/2030(4)	244,418	243,502

		1,616,022

Internet — 0.6%
Hunter Holdco 3 Ltd.
USD Term Loan B
8.05% (3 mo. USD Term SOFR + 4.25%) due 8/19/2028(4)	360,000	320,400
Proofpoint, Inc.
2025 Repriced Term Loan
6.70% (3 mo. USD Term SOFR + 3.00%) due 8/31/2028(4)	589,647	569,994

		890,394

Media — 0.1%
DirecTV Financing LLC
2024 Term Loan
9.179% (3 mo. USD Term SOFR + 5.25%) due 8/2/2029(4)	181,591	181,847

		181,847

Packaging & Containers — 0.3%
Proampac PG Borrower LLC
2026 USD Term Loan B
7.782% (1 mo. USD Term SOFR + 4.00%) due 3/7/2033(4)	514,966	496,041

		496,041

Pharmaceuticals — 0.4%
AI Sirona (Luxembourg) Acquisition SARL
2025 EUR 1st Lien Term Loan B
0.00% due 1/20/2033(10)	500,000	573,001

		573,001

Retail — 1.1%
LSF9 Atlantis Holdings LLC
2025 Term Loan B
7.45% (3 mo. USD Term SOFR + 3.75%) due 3/29/2029(4)	132,344	130,359

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Retail — (continued)
Men’s Wearhouse, Inc.
2026 Term Loan B
9.414% (3 mo. USD Term SOFR + 5.75%) due 1/28/2031(4)	$177,912	$177,634
Park River Holdings, Inc.
2025 Term Loan
8.161% (3 mo. USD Term SOFR + 4.50%) due 3/15/2031(4)	127,000	123,873
Peer Holding III BV
2025 EUR Add on Term Loan B9
4.877% (3 mo. EURIBOR + 2.75%) due 9/29/2032(4)	500,000	575,538
White Cap Buyer LLC
2026 Incremental Term Loan B
7.168% (1 mo. USD Term SOFR + 3.50%) due 2/10/2033(4)	685,679	650,826

		1,658,230

Software — 1.1%
Darktrace PLC
1st Lien Term Loan
6.898% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(4)	831,208	793,912
Modena Buyer LLC
Term Loan
7.917% (3 mo. USD Term SOFR + 4.25%) due 7/1/2031(4)	363,484	325,216
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B
6.95% (3 mo. USD Term SOFR + 3.25%) due 10/26/2030(4)	321,236	242,022
2025 2nd Lien Incremental Term Loan
8.70% (3 mo. USD Term SOFR + 5.00%) due 5/9/2033(4)	250,000	145,250
Rocket Software, Inc.
2023 USD Term Loan B
7.418% (1 mo. USD Term SOFR + 3.75%) due 11/28/2028(4)	249,372	238,697

		1,745,097

Telecommunications — 0.3%
Windstream Services LLC
2025 Term Loan B
7.668% (1 mo. USD Term SOFR + 4.00%) due 10/6/2032(4)	414,960	414,703

		414,703

Total Senior Secured Loans (Cost $19,022,761)		18,505,383

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Preferred Stocks — 0.3%
Software — 0.3%
Oracle Corp., Series D, 6.50%(1)	8,300	$373,583

		373,583

Total Preferred Stocks (Cost $415,000)		373,583

Exchange-Traded Funds — 4.1%
Janus Henderson Emerging Markets Debt Hard Currency ETF	121,292	6,363,051

Total Exchange-Traded Funds (Cost $6,175,154)		6,363,051

	Principal Amount	Value
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,927,046, due 4/1/2026(12)	$1,926,989	1,926,989

Total Repurchase Agreements (Cost $1,926,989)		1,926,989

	Notional Amount
Swaptions Purchased — Put — 0.4%
CDX Swaption
Expration: June 2026; Contracts: 23,000,000;
Exercise Rate: 1.065%; Counterparty: BNP Paribas SA(1)	24,250,050	583,153

Total Swaptions Purchased — Put (Premium paid $438,095)		583,153

Total Investments — 125.4% (Cost $197,347,245)		194,364,975

Liabilities in excess of other assets — (25.4)%		(39,373,001)

Total Net Assets — 100.0%		$154,991,974

(1)	Non–income–producing security.
(2)	TBA - To be announced.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $113,007,245, representing 72.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(5)	Security valued using significant unobservable inputs (Level 3).
(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Tricolor Auto Securitization Trust, Class C	$906,000	$198,297	3/11/2025	0.13%
Tricolor Auto Securitization Trust, Class D	370,000	46,161	3/11/2025	0.03

(7)	Zero coupon bond.
(8)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(9)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments.
(12)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$997,400	$936,102
U.S. Treasury Note	3.625	8/31/2029	1,035,400	1,029,583

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

Open futures contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2026	203	Long	$42,205,350	$42,111,398	$(93,952)
U.S. 5-Year Treasury Note	June 2026	324	Long	35,622,108	35,050,219	(571,889)
U.S. 10-Year Treasury Note	June 2026	15	Long	1,692,910	1,665,703	(27,207)
U.S. Long Bond	June 2026	5	Long	585,871	569,375	(16,496)

Total				$80,106,239	$79,396,695	$(709,544)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	June 2026	70	Short	$(8,090,997)	$(7,946,094)	$144,903
U.S. Ultra Bond	June 2026	26	Short	(3,136,572)	(3,030,625)	105,947

Total				$(11,227,569)	$(10,976,719)	$250,850

Credit default swaptions written at March 31, 2026:

Description	Counterparty	Strike Rate	Expiration Month	Notional Amount	Premium Paid	Market Value
Put
CDX.NA.HY.S45	BNP Paribas SA	1.00%	June 2026	$22,770,000	$(129,789)	$(145,675)

Total return swap at March 31, 2026:

Counterparty /Return Paid	Return Received	Notional Amount		Maturity	Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
BNP Paribas SA USD SOFR + 0.16%	Janus Henderson AAA CLO ETF	USD	154,955	7/23/2026	Quarterly	$—	$(68,180)	$(68,180)

Open forward foreign currency contracts at March 31, 2026:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Unrealized Appreciation
BNP Paribas Securities Services	5/22/2026	176,850 EUR	203,982 USD	$907
BNP Paribas Securities Services	5/22/2026	141,236 EUR	162,718 USD	911
BNP Paribas Securities Services	5/22/2026	135,812 EUR	156,849 USD	496
BNP Paribas Securities Services	5/22/2026	95,831 EUR	110,273 USD	752
BNP Paribas Securities Services	5/22/2026	95,106 EUR	109,844 USD	341
BNP Paribas Securities Services	5/22/2026	18,000 EUR	20,817 USD	37
BNP Paribas Securities Services	5/22/2026	11,979 EUR	13,936 USD	(58)
BNP Paribas Securities Services	5/22/2026	573,214 USD	498,750 EUR	(4,613)
BNP Paribas Securities Services	5/22/2026	577,366 USD	500,000 EUR	(1,909)
BNP Paribas Securities Services	5/22/2026	578,493 USD	500,000 EUR	(783)
BNP Paribas Securities Services	5/22/2026	7,678,270 USD	6,486,587 EUR	163,232
BNP Paribas Securities Services	5/22/2026	715,019 USD	528,905 GBP	15,029

Total				$174,342

Legend:

CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great British Pound
PIK – Payment–In–Kind
REMIC – Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

SOFR – Secured Overnight Financing Rate
STACR – Structured Agency Credit Risk
USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)	— Valuation Inputs —
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,597,382	$—	$—	$1,597,382
Agency Mortgage-Backed Securities	—	38,643,787	—	38,643,787
Asset-Backed Securities	—	32,599,425	244,458	32,843,883
Corporate Bonds & Notes	—	51,168,982	—	51,168,982
Non-Agency Mortgage-Backed Securities	—	42,358,782	—	42,358,782
Senior Secured Loans	—	18,505,383	—	18,505,383
Preferred Stocks	373,583	—	—	373,583
Exchange-Traded Funds	6,363,051	—	—	6,363,051
Repurchase Agreements	—	1,926,989	—	1,926,989
Swaptions Purchased	—	583,153	—	583,153

Total Investments in Securities	$8,334,016	$185,786,501	$244,458	$194,364,975

Other Financial Instruments
Forward foreign Currency Contracts	$—	$181,705	$—	$181,705
Futures Contracts	250,850	—	—	250,850

Total Assets	$8,584,866	$185,968,206	$244,458	$194,797,530

Liabilities
Forward foreign Currency Contracts	$—	$(7,363)	$—	$(7,363)
Futures Contracts	(709,544)	—	—	(709,544)
Swaptions Written	—	(145,675)	—	(145,675)
Total Return Swaps	—	(68,180)	—	(68,180)

Total Liabilities	$(709,544)	$(221,218)	$—	$(930,762)

(1)

For the period ended March 31, 2026, investments valued at $244,458 were transferred into Level 3 due to a reduction in the availability of significant observable inputs. There were no transfers out of Level 3.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 20.1%
ACRES Commercial Realty Issuer LLC
Series 2026-FL4, Class B
5.61% due 8/18/2044(1)(2)(3)	$454,000	$453,997
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3
5.721% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	462,000	461,993
Arbor Realty Commercial Real Estate Notes LLC
Series 2026-FL1, Class C
5.87% due 9/20/2043(1)(2)(3)	448,633	448,631
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
5.568% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	997,488
Black Diamond CLO Ltd.
Series 2021-1A, Class BR
5.869% (3 mo. USD Term SOFR + 2.2%) due 11/22/2034(1)(2)	600,000	599,618
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
5.679% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	800,652
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class CR2
5.67% (3 mo. USD Term SOFR + 2%) due 10/21/2037(1)(2)	3,000,000	2,996,145
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	599,777	602,125
CNH Equipment Trust
Series 2022-B, Class A4
3.91% due 3/15/2028	1,630,000	1,627,434
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	900,000	874,856
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,005,375	946,561
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
5.668% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	998,717
Enterprise Fleet Financing LLC
Series 2024-3, Class A4
5.06% due 3/20/2031(1)	1,000,000	1,014,563
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	600,000	604,642
GMF Floorplan Owner Revolving Trust
Series 2024-1A, Class B
5.33% due 3/15/2029(1)	942,000	950,588
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	800,000	812,808

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Kennedy Lewis CLO 10 Ltd.
Series 2022-10A, Class BR
5.269% (3 mo. USD Term SOFR + 1.6%) due 1/22/2038(1)(2)	$1,200,000	$1,197,952
Kennedy Lewis CLO 8 Ltd.
Series 8A, Class CR2
5.768% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	1,000,303
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	450,000	453,341
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	450,000	455,373
LRECS LLC
Series 2025-CRE1, Class B
5.677% (1 mo. USD Term SOFR + 2%) due 8/19/2043(1)(2)(3)	624,843	625,435
Marble Point CLO XXII Ltd.
Series 2021-2A, Class CR
5.718% (3 mo. USD Term SOFR + 2.05%) due 7/25/2034(1)(2)	1,283,333	1,281,955
MF1 LLC
Series 2025-FL17, Class C
5.772% (1 mo. USD Term SOFR + 2.09%) due 2/18/2040(1)(2)(3)	888,889	889,397
Series 2025-FL20, Class C
5.83% (1 mo. USD Term SOFR + 2.15%) due 2/18/2043(1)(2)(3)	758,766	760,208
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
5.369% (3 mo. USD Term SOFR + 1.7%) due 7/22/2038(1)(2)	1,100,000	1,098,188
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class CRR
5.318% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,244,185
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,500,000	1,512,973
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21% due 12/15/2028	1,050,000	1,059,178
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
7.084% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,033,885
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
5.418% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	1,993,686

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	$335,032	$335,515
Parallel Ltd.
Series 2023-1A, Class A2R
5.468% (3 mo. USD Term SOFR + 1.8%) due 7/20/2036(1)(2)	949,520	949,968
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-2A, Class CRR
7.063% (3 mo. USD Term SOFR + 3.4%) due 10/15/2034(1)(2)	297,872	296,905
PFP Ltd.
Series 2025-12, Class B
5.722% (1 mo. USD Term SOFR + 2.04%) due 12/18/2042(1)(2)(3)	325,000	324,923
Series 2026-13, Class B
5.53% due 8/18/2043(1)(2)(3)	100,000	100,068
RR 36 Ltd.
Series 2024-36RA, Class A1R
4.962% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,148,635
Santander Drive Auto Receivables Trust
Series 2023-4, Class B
5.77% due 12/15/2028	689,659	694,213
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63% due 7/20/2027(1)	299,774	300,260
Taco Bell Funding LLC
Series 2025-1A, Class A2I
4.821% due 8/25/2055(1)	628,635	618,977
TCW CLO Ltd.
Series 2021-1A, Class A1R1
5.028% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,650,201
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2
5.10% due 9/15/2054(1)	800,000	786,559
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	409,376	412,009
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	375,000	378,595
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	800,000	805,840

Total Asset-Backed Securities (Cost $38,680,956)		38,599,545

Corporate Bonds & Notes — 40.5%
Aerospace & Defense — 2.2%
Boeing Co.
6.528% due 5/1/2034	508,000	553,386
6.858% due 5/1/2054	495,000	544,785
Bombardier, Inc.
7.50% due 2/1/2029(1)	1,063,000	1,103,731

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Aerospace & Defense — (continued)
RTX Corp.
6.10% due 3/15/2034	$700,000	$753,794
6.40% due 3/15/2054	100,000	107,831
TransDigm, Inc.
4.625% due 1/15/2029	1,159,000	1,138,745

		4,202,272

Apparel — 0.4%
Beach Acquisition Bidco LLC
(10.00% Cash or 10.75% PIK)
10.00% due 7/15/2033(1)(4)	706,212	752,128

		752,128

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
6.05% due 3/5/2031	1,079,000	1,088,547
General Motors Financial Co., Inc.
5.35% due 1/7/2030	400,000	407,289
Wabash National Corp.
4.50% due 10/15/2028(1)	500,000	438,054

		1,933,890

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	400,000	373,137
Bacardi Ltd.
5.15% due 5/15/2038(1)	819,000	758,937

		1,132,074

Building Materials — 0.9%
JH North America Holdings, Inc.
5.875% due 1/31/2031(1)	504,000	499,812
6.125% due 7/31/2032(1)	504,000	501,992
Quikrete Holdings, Inc.
6.375% due 3/1/2032(1)	681,000	690,536

		1,692,340

Chemicals — 0.5%
Chemours Co.
5.75% due 11/15/2028(1)	435,000	430,704
7.875% due 3/15/2034(1)	162,000	161,953
OCP SA
6.75% due 5/2/2034(1)	416,000	432,772

		1,025,429

Commercial Banks — 5.3%
Banco Mercantil del Norte SA, Reg S
6.625% (6.625% fixed rate until 01/24/2032 ; 10 yr. CMT rate + 5.03% thereafter) due 1/24/2032(2)	345,000	328,700
Banco Nacional de Comercio Exterior SNC
5.875% due 5/7/2030(1)	205,000	209,551
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	890,644

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT rate + 4.66% thereafter) due 6/29/2038(1)(2)	$303,000	$325,824
Citigroup, Inc.
Series GG
6.875% (6.875% fixed rate until 8/15/2030 ; 5 yr. CMT rate + 2.89% thereafter) due 8/15/2030(2)	991,000	997,995
Deutsche Bank AG
5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	765,000	761,104
M&T Bank Corp.
6.082% (6.082% fixed rate until 3/13/2031; 1 day USD SOFR + 2.26% thereafter) due 3/13/2032(2)	1,000,000	1,048,283
Morgan Stanley
5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,103,815
5.942% (5.942% fixed rate until 2/7/2034; 5 yr. CMT rate + 1.80% thereafter) due 2/7/2039(2)	1,087,000	1,111,183
UBS Group AG
4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT rate + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,114,217
5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT rate + 1.77% thereafter) due 2/8/2035(1)(2)	1,075,000	1,102,001
Wells Fargo & Co.
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	1,217,000	1,117,432

		10,110,749

Commercial Services — 1.1%
Ashtead Capital, Inc.
5.80% due 4/15/2034(1)	1,066,000	1,086,777
Triton Container International Ltd./TAL International Container Corp.
5.15% due 2/15/2033	983,000	962,484

		2,049,261

Computers — 0.5%
Booz Allen Hamilton, Inc.
5.95% due 4/15/2035	1,028,000	1,036,382

		1,036,382

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 4.1%
Capital One Financial Corp.
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	$1,381,000	$1,427,151
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	532,194
Series K
5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT rate + 3.26% thereafter) due 6/1/2027(2)	718,000	710,102
Jane Street Group/JSG Finance, Inc.
6.75% due 5/1/2033(1)	560,000	568,158
Jefferies Financial Group, Inc.
5.50% due 2/15/2036	1,169,000	1,121,999
LPL Holdings, Inc.
4.375% due 5/15/2031(1)	1,505,000	1,439,617
Muthoot Finance Ltd.
7.125% due 2/14/2028(1)	508,000	510,609
Nomura Holdings, Inc.
5.043% (5.043% fixed rate until 6/10/2031; 5 yr. CMT rate + 1.30% thereafter) due 6/10/2036(2)	600,000	582,032
7.00% (7.00% fixed rate until 7/15/2030; 5 yr. CMT rate + 3.08% thereafter) due 7/15/2030(2)	450,000	453,044
Shriram Finance Ltd.
6.15% due 4/3/2028(1)	514,000	517,205

		7,862,111

Electric — 1.5%
Engie Energia Chile SA, Reg S
3.40% due 1/28/2030	294,000	273,418
NextEra Energy Capital Holdings, Inc.
5.45% due 3/15/2035	500,000	508,337
Saavi Energia SARL
8.875% due 2/10/2035(1)	554,000	581,368
Xcel Energy, Inc.
5.50% due 3/15/2034	900,000	914,888
XPLR Infrastructure Operating Partners LP
7.25% due 1/15/2029(1)	552,000	568,100

		2,846,111

Entertainment — 0.3%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% due 5/1/2032(1)	577,000	575,614

		575,614

Food — 1.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75% due 4/1/2033	200,000	206,448

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — (continued)
Performance Food Group, Inc.
6.125% due 9/15/2032(1)	$537,000	$537,992
Post Holdings, Inc.
4.625% due 4/15/2030(1)	578,000	554,883
6.25% due 10/15/2034(1)	762,000	746,155
Tyson Foods, Inc.
4.95% due 2/20/2036	240,000	234,433

		2,279,911

Gas — 0.3%
APA Infrastructure Ltd.
5.125% due 9/16/2034(1)	663,000	657,295

		657,295

Healthcare-Services — 0.4%
Toledo Hospital
Series B
5.325% due 11/15/2028	71,000	71,626
UnitedHealth Group, Inc.
5.15% due 7/15/2034	600,000	605,116

		676,742

Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875% due 11/1/2029(1)	783,000	757,575
Brown & Brown, Inc.
5.65% due 6/11/2034	1,075,000	1,084,136
Corebridge Financial, Inc.
5.75% due 1/15/2034	1,064,000	1,091,323
Fairfax Financial Holdings Ltd.
5.75% due 5/20/2035	182,000	186,525
6.00% due 12/7/2033	1,268,000	1,324,759
MetLife, Inc.
Series G
6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT rate + 2.08% thereafter) due 3/15/2055(2)	485,000	492,154
Nippon Life Insurance Co.
6.50% (6.50% fixed rate until 4/30/2035; 5 yr. CMT rate + 3.19% thereafter) due 4/30/2055(1)(2)	319,000	328,913
Sammons Financial Group, Inc.
6.875% due 4/15/2034(1)	1,422,000	1,505,565

		6,770,950

Internet — 0.3%
Snap, Inc.
6.875% due 3/1/2033(1)	598,000	564,674

		564,674

Leisure Time — 1.3%
NCL Corp. Ltd.
6.75% due 2/1/2032(1)	700,000	694,689
Patrick Industries, Inc.
4.75% due 5/1/2029(1)	1,144,000	1,112,657
Royal Caribbean Cruises Ltd.
4.75% due 5/15/2033	349,000	336,980
5.25% due 2/27/2038	342,000	325,350

		2,469,676

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Lodging — 0.2%
Wynn Macau Ltd.
6.75% due 2/15/2034(1)	$418,000	$407,936

		407,936

Machinery-Diversified — 0.8%
Regal Rexnord Corp.
6.40% due 4/15/2033	1,463,000	1,546,376

		1,546,376

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 8/15/2030(1)	846,000	790,569
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10% due 6/1/2029	700,000	725,096
VZ Secured Financing BV
5.00% due 1/15/2032(1)	617,000	528,890

		2,044,555

Mining — 1.7%
Anglo American Capital PLC
4.75% due 3/16/2052(1)	222,000	181,608
5.50% due 5/2/2033(1)	727,000	735,538
Eldorado Gold Corp.
6.25% due 9/1/2029(1)	125,000	124,318
IAMGOLD Corp.
5.75% due 10/15/2028(1)	511,000	508,513
Northern Star Resources Ltd.
6.125% due 4/11/2033(1)	1,045,000	1,079,192
Rio Tinto Finance USA PLC
5.25% due 3/14/2035	660,000	670,544

		3,299,713

Oil & Gas — 2.3%
BP Capital Markets PLC
6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT rate + 2.15% thereafter) due 12/1/2033(2)	732,000	761,158
Eni SpA
5.50% due 5/15/2034(1)	758,000	776,452
Occidental Petroleum Corp.
5.55% due 10/1/2034	1,085,000	1,103,403
Petroleos Mexicanos
5.95% due 1/28/2031	322,000	307,856
Santos Finance Ltd.
5.75% due 11/13/2035(1)	374,000	374,867
6.875% due 9/19/2033(1)	997,000	1,085,468

		4,409,204

Pharmaceuticals — 0.2%
AstraZeneca PLC
6.45% due 9/15/2037	400,000	447,032

		447,032

Pipelines — 3.2%
Cheniere Energy Partners LP
5.95% due 6/30/2033	500,000	524,155
DCP Midstream Operating LP
3.25% due 2/15/2032	1,649,000	1,498,881

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Energy Transfer LP
5.70% due 4/1/2035	$400,000	$410,812
6.20% due 4/1/2055	300,000	291,257
MPLX LP
5.50% due 6/1/2034	100,000	101,029
ONEOK, Inc.
5.05% due 11/1/2034	300,000	291,809
Plains All American Pipeline LP/PAA Finance Corp.
5.70% due 9/15/2034	734,000	749,756
Targa Resources Corp.
5.40% due 7/30/2036	588,000	583,707
5.50% due 2/15/2035	400,000	403,558
Venture Global LNG, Inc.
7.00% due 1/15/2030(1)	985,000	1,005,737
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	297,066

		6,157,767

Real Estate Investment Trusts — 2.1%
Boston Properties LP
5.75% due 1/15/2035	1,105,000	1,098,934
6.50% due 1/15/2034	519,000	543,333
Store Capital LLC
2.70% due 12/1/2031	1,301,000	1,132,106
4.625% due 3/15/2029	554,000	548,092
Vornado Realty LP
5.75% due 2/1/2033	796,000	780,579

		4,103,044

Retail — 0.5%
Home Depot, Inc.
4.95% due 6/25/2034	400,000	402,896
PetSmart LLC/PetSmart Finance Corp.
7.50% due 9/15/2032(1)	474,000	476,308

		879,204

Semiconductors — 0.3%
Broadcom, Inc.
3.137% due 11/15/2035(1)	658,000	559,027

		559,027

Software — 1.3%
Fiserv, Inc.
5.625% due 8/21/2033	600,000	605,623
Oracle Corp.
5.70% due 2/4/2036	382,000	367,288
Salesforce, Inc.
5.20% due 3/15/2033	393,000	392,329
5.55% due 3/15/2036	687,000	684,863
6.40% due 3/15/2046	393,000	395,721

		2,445,824

Telecommunications — 0.7%
Rogers Communications, Inc.
3.80% due 3/15/2032	1,196,000	1,116,451
5.30% due 2/15/2034	300,000	298,693

		1,415,144

Trucking & Leasing — 0.6%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	1,073,000	1,076,980

		1,076,980

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Water — 0.1%
Aegea Finance SARL
9.00% due 1/20/2031(1)	$261,000	$254,149

		254,149

Total Corporate Bonds & Notes (Cost $77,641,101)		77,683,564

Municipals — 0.9%
California Public Finance Authority
Series A
5.40% due 11/15/2031	456,000	465,477
Massachusetts Development Finance Agency
7.375% due 10/1/2035	680,000	695,135
Oklahoma Development Finance Authority
Series C
5.45% due 8/15/2028	230,000	228,803
Public Finance Authority
7.087% due 7/1/2060	360,000	362,569

Total Municipals (Cost $1,728,247)		1,751,984

Non-Agency Mortgage-Backed Securities — 10.6%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class C
5.972% due 1/15/2037(1)(2)(3)	1,000,000	999,837
BANK
Series 2019-BN24, Class AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,310,628
Series 2022-BNK43, Class B
5.151% due 8/15/2055(2)(3)	500,000	481,502
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057(2)(3)	300,000	304,324
Benchmark Mortgage Trust
Series 2024-V11, Class AM
6.201% due 11/15/2057(2)(3)	1,000,000	1,032,440
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	855,000	886,579
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	360,000	365,435
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	950,000	1,008,051
BX Commercial Mortgage Trust
Series 2025-BCAT, Class C
5.573% due 8/15/2042(1)(2)(3)	210,823	210,559
Series 2025-BCAT, Class D
6.323% due 8/15/2042(1)(2)(3)	159,075	159,374
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,108,482
Dwight Issuer LLC
Series 2025-FL1, Class AS
5.966% due 6/18/2042(1)(2)(3)	639,000	639,087
Greystone CRE Notes LLC
Series 2025-FL4, Class B
6.261% due 1/15/2043(1)(2)(3)	114,500	114,591

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
JP Morgan Mortgage Trust
Series 2026-NQM1, Class A1
4.745% due 6/25/2066(1)(2)(3)		$161,187	$159,470
MF1 LLC
Series 2025-FL19, Class AS
5.671% due 5/18/2042(1)(2)(3)		1,053,777	1,056,425
Series 2025-FL19, Class B
6.021% due 5/18/2042(1)(2)(3)		1,092,085	1,093,959
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS
2.88% due 2/15/2053		750,000	684,535
Series 2021-L6, Class AS
2.749% due 6/15/2054(2)(3)		1,700,000	1,513,805
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1
5.439% due 7/25/2070(1)(2)(3)		185,068	185,289
Series 2025-NQM6, Class A1
5.152% due 7/25/2070(1)(2)(3)		493,205	492,100
Series 2025-NQM9, Class A1
5.016% due 9/25/2070(1)(2)(3)		466,208	465,232
Series 2026-NQM2, Class A1
4.734% due 1/26/2071(1)(2)(3)		713,226	706,363
NEW Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1
5.566% due 4/25/2065(1)(2)(3)		323,115	324,695
New Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1
4.743% due 12/25/2065(1)(2)(3)		484,493	479,593
Series 2026-NQM3, Class A1
4.833% due 2/25/2066(1)(2)(3)		990,226	980,855
Series 2026-NQM4, Class A1
5.003% due 2/25/2066(1)(2)(3)		370,982	370,847
OBX Trust
Series 2025-NQM14, Class A1
5.162% due 7/25/2065(1)(2)(3)		166,212	166,022
Series 2025-NQM4, Class A1
5.40% due 2/25/2055(1)(2)(3)		653,119	654,522
PMT Loan Trust
Series 2025-INV4, Class A9
5.50% due 3/25/2056(1)(2)(3)		612,740	613,155
Series 2026-CNF1, Class A26
4.862% due 1/25/2057(1)(2)(3)		185,131	184,791
Series 2026-INV2, Class A35
4.812% due 1/25/2057(1)(2)(3)		958,683	957,382
Provident Funding Mortgage Trust
Series 2025-2, Class A4
5.50% due 6/25/2055(1)(2)(3)		545,367	545,588

Total Non-Agency Mortgage-Backed Securities (Cost $20,540,505)			20,255,517

Foreign Government — 2.5%
Angola Government International Bonds, Reg S
8.00% due 11/26/2029	USD	457,000	451,197
Colombia Government International Bonds
6.50% due 1/21/2033	USD	314,000	307,406
Eagle Funding Luxco SARL
5.50% due 8/17/2030(1)	USD	370,000	371,943
Egypt Government International Bonds, Reg S
7.30% due 9/30/2033	USD	510,000	474,453
Ivory Coast Government International Bonds
7.625% due 1/30/2033(1)	USD	562,000	571,902

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2026 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Nigeria Government International Bonds, Reg S
7.375% due 9/28/2033	USD	$591,000	$578,726
Republic of South Africa Government International Bonds, Reg S
7.10% due 11/19/2036	USD	430,000	439,209
Romania Government International Bonds
6.625% due 5/16/2036(1)	USD	402,000	399,223
Serbia International Bonds
6.00% due 6/12/2034(1)	USD	651,000	652,277
Turkiye Government International Bonds
5.875% due 5/21/2030	EUR	288,000	346,206
7.625% due 5/15/2034	USD	218,000	221,781

Total Foreign Government (Cost $4,663,506)			4,814,323

U.S. Government Securities — 23.9%
U.S. Treasury Bonds
4.25% due 2/15/2054		2,000,000	1,791,562
4.50% due 11/15/2054		12,000,000	11,210,625
4.625% due 11/15/2044		23,789,000	23,018,645
4.875% due 8/15/2045		750,000	747,539
U.S. Treasury Notes
3.375% due 12/31/2027		1,400,000	1,389,227
4.25% due 1/31/2030		7,474,000	7,568,593

Total U.S. Government Securities (Cost $46,844,612)			45,726,191

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $684,976, due 4/1/2026(5)		684,956	684,956

Total Repurchase Agreements (Cost $684,956)			684,956

Total Investments — 98.9% (Cost $190,783,883)			189,516,080

Assets in excess of other liabilities — 1.1%			2,146,012

Total Net Assets — 100.0%			$191,662,092

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $78,346,121, representing 40.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$702,700	$698,795

Open futures contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2026	99	Long	$20,931,451	$20,537,086	$(394,365)
U.S. 5-Year Treasury Note	June 2026	24	Long	2,629,019	2,596,313	(32,706)

Total				$23,560,470	$23,133,399	$(427,071)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

Open forward foreign currency contracts at March 31, 2026:
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation
HSBC Bank USA NA	4/17/2026	372,075	USD	318,000	EUR	$4,254

Total						$4,254

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

EUR – Euro

PIK – Payment–In–Kind

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)	— Valuation Inputs —
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$38,599,545	$—	$38,599,545
Corporate Bonds & Notes	—	77,683,564	—	77,683,564
Municipals	—	1,751,984	—	1,751,984
Non-Agency Mortgage-Backed Securities	—	20,255,517	—	20,255,517
Foreign Government	—	4,814,323	—	4,814,323
U.S. Government Securities	—	45,726,191	—	45,726,191
Repurchase Agreements	—	684,956	—	684,956

Total Investments in Securities	$—	$189,516,080	$—	$189,516,080

Other Financial Instruments
Forward Foreign Currency Contracts	—	4,254	—	4,254

Total Assets	$—	$189,520,334	$—	$189,520,334

Liabilities
Futures Contracts	(427,071)	—	—	(427,071)

Total Liabilities	$(427,071)	$—	$—	$(427,071)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 2.7%
Federal Home Loan Mortgage Corp.
5.359% due 8/1/2055(1)(2)	$56,804	$57,608
5.425% due 10/1/2055(1)(2)	89,628	90,207
5.508% due 7/1/2055(1)(2)	156,393	158,513
5.634% due 8/1/2055(1)(2)	87,859	89,225
5.86% due 5/1/2055(1)(2)	110,525	112,785
5.992% due 8/1/2054(1)(2)	55,961	57,269
Federal National Mortgage Association
5.465% due 10/1/2055(1)(2)	33,207	33,530
5.525% due 10/1/2053(1)(2)	20,283	20,634
5.719% due 8/1/2055(1)(2)	130,260	132,754
5.885% due 2/1/2054(1)(2)	33,276	34,054
5.984% due 9/1/2055(1)(2)	446,876	458,413
Uniform Mortgage-Backed Security
4.50% due 4/1/2040(3)	925,000	918,337
4.50% due 5/1/2041(3)	41,000	40,669
5.00% due 4/1/2040(3)	387,000	389,826
5.00% due 5/1/2041(3)	296,000	297,884
5.50% due 4/1/2040(3)	238,000	242,625
5.50% due 5/1/2041(3)	438,000	446,135

Total Agency Mortgage-Backed Securities (Cost $3,589,288)		3,580,468

Asset-Backed Securities — 2.3%
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
5.679% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(4)	600,000	600,489
LoanCore Issuer LLC
Series 2025-CRE8, Class A
5.063% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(1)(2)(4)	270,000	270,033
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(4)	251,274	251,637
Silver Point CLO 12 Ltd.
Series 2025-12A, Class A1
5.288% (3 mo. USD Term SOFR + 1.31%) due 10/15/2038(1)(4)	1,000,000	999,577
Voya CLO Ltd.
Series 2019-1A, Class A2RR
5.272% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(1)(4)	1,000,000	999,727

Total Asset-Backed Securities (Cost $3,121,612)		3,121,463

Corporate Bonds & Notes — 40.3%
Aerospace & Defense — 0.7%
Boeing Co.
6.298% due 5/1/2029	500,000	524,918
6.388% due 5/1/2031	200,000	213,268
Honeywell Aerospace, Inc.
4.60% due 3/16/2033(4)	182,000	179,912

		918,098

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Agriculture — 0.5%
BAT Capital Corp.
5.834% due 2/20/2031	$320,000	$334,873
6.343% due 8/2/2030	342,000	365,078

		699,951

Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875% due 10/15/2027	132,196	134,405

		134,405

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
7.35% due 11/4/2027	876,000	904,074

		904,074

Commercial Banks — 8.6%
AIB Group PLC
6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	431,000	451,081
Bank of Montreal
3.803% (3.803% fixed rate until 12/15/2027; 5 yr. USD Swap rate + 1.43% thereafter) due 12/15/2032(1)	550,000	541,212
Citigroup, Inc.
6.27% (6.27% fixed rate until 11/17/2032; 1 day USD SOFR + 2.34% thereafter) due 11/17/2033(1)	1,113,000	1,189,562
Citizens Financial Group, Inc.
5.253% (5.253% fixed rate until 3/5/2030; 1 day USD SOFR + 1.26% thereafter) due 3/5/2031(1)	731,000	739,708
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	782,000	690,329
5.065% (5.065% fixed rate until 1/21/2036; 1 day USD SOFR + 1.19% thereafter) due 1/21/2037(1)	117,000	114,388
5.218% (5.218% fixed rate until 4/23/2030; 1 day USD SOFR + 1.58% thereafter) due 4/23/2031(1)	350,000	355,903
JPMorgan Chase & Co.
2.956% (2.956% fixed rate until 5/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter) due 5/13/2031(1)	347,000	323,325
2.963% (2.963% fixed rate until 1/25/2032; 1 day USD SOFR + 1.26% thereafter) due 1/25/2033(1)	1,054,000	956,213
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(1)	269,000	272,819

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.193% (5.193% fixed rate until 2/5/2036; 1 day USD SOFR + 1.30% thereafter) due 2/5/2037(1)	$338,000	$332,141
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	165,000	167,096
Morgan Stanley
4.708% (4.708% fixed rate until 3/12/2031; 1 day USD SOFR + 1.20% thereafter) due 3/12/2032(1)	185,000	183,754
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(1)	1,089,000	1,101,597
5.424% (5.424% fixed rate until 7/21/2033; 1 day USD SOFR + 1.88% thereafter) due 7/21/2034(1)	520,000	527,623
5.449% (5.449% fixed rate until 7/20/2028; 1 day USD SOFR + 1.63% thereafter) due 7/20/2029(1)	321,000	326,723
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(1)	580,000	620,585
Series I
4.892% (4.892% fixed rate until 10/22/2035; 1 day USD SOFR + 1.31% thereafter) due 10/22/2036(1)	159,000	153,706
Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 yr. USD Swap rate + 2.21% thereafter) due 9/15/2031(1)	113,000	112,344
U.S. Bancorp
5.046% (5.046% fixed rate until 2/12/2030; 1 day USD SOFR + 1.06% thereafter) due 2/12/2031(1)	375,000	380,463
UBS Group AG
2.746% (2.746% fixed rate until 2/11/2032; 1 yr. CMT rate + 1.10% thereafter) due 2/11/2033(1)(4)	794,000	702,191
UniCredit SpA
5.459% (5.459% fixed rate until 6/30/2030; 5 yr. CMT rate + 4.75% thereafter) due 6/30/2035(1)(4)	200,000	199,640
Wells Fargo & Co.
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	477,000	437,974

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.389% (5.389% fixed rate until 4/24/2033; 1 day USD SOFR + 2.02% thereafter) due 4/24/2034(1)	$614,000	$623,195

		11,503,572

Commercial Services — 0.2%
Global Payments, Inc.
5.20% due 11/15/2032	278,000	269,856

		269,856

Computers — 0.3%
Gartner, Inc.
4.50% due 7/1/2028(4)	383,000	376,541

		376,541

Cosmetics & Personal Care — 0.3%
Kenvue, Inc.
4.90% due 3/22/2033	409,000	412,291

		412,291

Diversified Financial Services — 1.9%
Air Lease Corp.
5.85% due 12/15/2027	445,000	454,297
Aircastle Ltd.
2.85% due 1/26/2028(4)	671,000	650,033
Aviation Capital Group LLC
4.875% due 1/28/2033(4)	136,000	131,241
Avolon Holdings Funding Ltd.
3.25% due 2/15/2027(4)	786,000	777,122
LPL Holdings, Inc.
4.625% due 11/15/2027(4)	377,000	374,242
5.20% due 3/15/2030	201,000	202,473

		2,589,408

Electric — 6.4%
AEP Texas, Inc.
Series Q
5.20% due 4/15/2036	134,000	131,784
Alliant Energy Finance LLC
5.95% due 3/30/2029(4)	353,000	366,155
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	243,000	217,722
Capital Power U.S. Holdings, Inc.
6.189% due 6/1/2035(4)	189,000	193,527
Constellation Energy Generation LLC
5.00% due 2/1/2031(4)	331,000	331,891
DTE Energy Co.
5.10% due 3/1/2029	551,000	560,283
Duke Energy Indiana LLC
Series DDDD
4.95% due 3/15/2036	438,000	431,191
Evergy Kansas Central, Inc.
5.25% due 3/15/2035	200,000	201,598
Evergy Missouri West, Inc.
5.65% due 6/1/2034(4)	696,000	710,601
FirstEnergy Pennsylvania Electric Co.
3.25% due 3/15/2028(4)	629,000	614,966

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Idaho Power Co.
5.20% due 8/15/2034	$363,000	$367,876
ITC Holdings Corp.
5.50% due 4/15/2036(4)	135,000	135,399
Kentucky Utilities Co.
Series KENT 5.45% due 4/15/2033	450,000	464,343
Liberty Utilities Co.
5.869% due 1/31/2034(4)	356,000	368,457
Monongahela Power Co.
5.85% due 2/15/2034(4)	437,000	458,845
NorthWestern Corp.
5.073% due 3/21/2030(4)	449,000	456,167
Oncor Electric Delivery Co. LLC
4.50% due 3/15/2031(4)	97,000	96,466
Pacific Gas and Electric Co.
5.20% due 5/1/2036	114,000	111,108
PSEG Power LLC
5.75% due 5/15/2035(4)	275,000	279,308
Public Service Enterprise Group, Inc.
5.20% due 4/1/2029	367,000	373,967
Puget Energy, Inc.
5.725% due 3/15/2035	464,000	467,376
Southern Co.
5.20% due 6/15/2033	392,000	395,927
Virginia Electric and Power Co.
4.95% due 3/15/2036	272,000	265,144
Vistra Operations Co. LLC
4.70% due 1/31/2031(4)	135,000	132,826
6.95% due 10/15/2033(4)	150,000	163,216
7.75% due 10/15/2031(4)	230,000	240,921

		8,537,064

Electronics — 0.4%
Amphenol Corp.
4.40% due 2/15/2033	573,000	559,235

		559,235

Food — 1.0%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.625% due 1/15/2032	413,000	382,558
5.50% due 1/15/2036	372,000	372,171
Pilgrim’s Pride Corp.
3.50% due 3/1/2032	387,000	351,297
4.25% due 4/15/2031	205,000	195,819

		1,301,845

Gas — 0.3%
National Fuel Gas Co.
4.75% due 9/1/2028	370,000	370,228

		370,228

Healthcare-Products — 0.9%
Abbott Laboratories
4.30% due 3/15/2033	509,000	498,136
Augusta SpinCo Corp.
4.945% due 3/23/2033	263,000	262,090
Baxter International, Inc.
5.65% due 12/15/2035	233,000	227,553
VSP Optical Group, Inc.
5.45% due 12/1/2035(4)	161,000	157,786

		1,145,565

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — 2.5%
Beth Israel Lahey Health, Inc.
Series O 4.717% due 7/1/2030	$300,000	$299,218
Centene Corp.
3.375% due 2/15/2030	390,000	352,302
CommonSpirit Health
5.318% due 12/1/2034	359,000	359,585
Fresenius Medical Care U.S. Finance III, Inc.
3.00% due 12/1/2031(4)	301,000	267,556
HCA, Inc.
5.45% due 4/1/2031	363,000	372,074
Icon Investments Six DAC
6.00% due 5/8/2034	344,000	348,472
Providence St. Joseph Health Obligated Group
5.369% due 10/1/2032	771,000	782,372
UnitedHealth Group, Inc.
4.50% due 4/15/2033	543,000	530,165

		3,311,744

Insurance — 0.6%
Brighthouse Financial Global Funding
2.00% due 6/28/2028(4)	399,000	372,905
Brown & Brown, Inc.
2.375% due 3/15/2031	536,000	471,633

		844,538

Internet — 1.6%
Amazon.com, Inc.
3.85% due 3/13/2028	240,000	239,234
4.55% due 3/13/2033	405,000	401,102
MercadoLibre, Inc.
3.125% due 1/14/2031	375,000	342,008
Uber Technologies, Inc.
4.50% due 8/15/2029(4)	915,000	907,248
4.80% due 9/15/2035	288,000	279,462

		2,169,054

Leisure Time — 0.8%
Carnival Corp.
4.00% due 8/1/2028(4)	500,000	488,239
Royal Caribbean Cruises Ltd.
3.70% due 3/15/2028	525,000	516,520

		1,004,759

Lodging — 0.2%
Las Vegas Sands Corp.
3.50% due 8/18/2026	243,000	241,709

		241,709

Machinery-Diversified — 0.7%
nVent Finance SARL
4.55% due 4/15/2028	548,000	546,719
Regal Rexnord Corp.
6.30% due 2/15/2030	352,000	368,816

		915,535

Mining — 0.9%
Anglo American Capital PLC
5.50% due 5/2/2033(4)	200,000	202,349
5.625% due 4/1/2030(4)	269,000	277,386

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — (continued)
Glencore Funding LLC
5.186% due 4/1/2030(4)	$721,000	$730,998

		1,210,733

Miscellaneous Manufacturing — 0.2%
Eaton Corp.
4.50% due 3/6/2033	200,000	197,258

		197,258

Oil & Gas — 1.1%
Continental Resources, Inc.
4.375% due 1/15/2028	443,000	439,998
Ovintiv, Inc.
7.375% due 11/1/2031	169,000	186,950
Patterson-UTI Energy, Inc.
3.95% due 2/1/2028	463,000	455,459
Permian Resources Operating LLC
7.00% due 1/15/2032(4)	380,000	393,488

		1,475,895

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65% due 6/15/2033	299,000	294,283

		294,283

Pharmaceuticals — 1.2%
AbbVie, Inc.
4.40% due 3/15/2033	528,000	518,326
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	435,000	457,448
EMD Finance LLC
4.625% due 10/15/2032(4)	690,000	680,190

		1,655,964

Pipelines — 2.3%
Cheniere Energy Partners LP
4.00% due 3/1/2031	55,000	52,796
Colonial Pipeline Co.
7.63% due 4/15/2032(4)	300,000	332,539
Columbia Pipelines Holding Co. LLC
4.999% due 11/17/2032(4)	188,000	186,762
5.097% due 10/1/2031(4)	371,000	373,005
DT Midstream, Inc.
4.125% due 6/15/2029(4)	250,000	244,740
Energy Transfer LP
7.375% due 2/1/2031(4)	720,000	746,794
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	612,000	562,423
ONEOK, Inc.
5.375% due 6/1/2029	359,000	365,797
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% due 2/1/2031	223,000	222,648

		3,087,504

Real Estate Investment Trusts — 2.0%
Brixmor Operating Partnership LP
5.20% due 4/1/2032	417,000	419,662
5.75% due 2/15/2035	101,000	103,733
Crown Castle, Inc.
3.30% due 7/1/2030	489,000	458,173

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Invitation Homes Operating Partnership LP
4.95% due 1/15/2033	$348,000	$339,847
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% due 6/15/2029(4)	425,000	411,941
Phillips Edison Grocery Center Operating Partnership I LP
4.75% due 3/15/2033	64,000	62,450
Regency Centers LP
5.00% due 7/15/2032	219,000	220,629
Tanger Properties LP
2.75% due 9/1/2031	327,000	292,025
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	407,000	400,136

		2,708,596

Semiconductors — 1.6%
Broadcom, Inc.
4.15% due 4/15/2032(4)	653,000	631,779
4.80% due 2/15/2036	180,000	175,488
4.90% due 7/15/2032	258,000	260,255
Foundry JV Holdco LLC
5.50% due 1/25/2031(4)	647,000	660,636
Marvell Technology, Inc.
5.75% due 2/15/2029	445,000	459,453

		2,187,611

Software — 1.3%
Fiserv, Inc.
3.50% due 7/1/2029	173,000	165,700
Oracle Corp.
4.65% due 5/6/2030	545,000	532,651
4.95% due 2/4/2031	1,000,000	978,440

		1,676,791

Telecommunications — 0.8%
Frontier Communications Holdings LLC
6.00% due 1/15/2030(4)	654,000	657,912
T-Mobile USA, Inc.
3.375% due 4/15/2029	386,000	374,082

		1,031,994

Total Corporate Bonds & Notes (Cost $53,673,659)		53,736,101

Non-Agency Mortgage-Backed Securities — 1.1%
BBCMS Mortgage Trust
Series 2025-5C34, Class A3 5.659% due 5/15/2058	200,000	206,639
Benchmark Mortgage Trust
Series 2026-V21, Class A3 5.127% due 3/15/2031	400,000	405,333
BMO Mortgage Trust
Series 2026-5C14, Class A3 5.209% due 3/15/2059	210,000	213,539
GS Mortgage Securities Trust
Series 2017-GS7, Class A4 3.43% due 8/10/2050	230,000	226,696

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

March 31, 2026 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4
2.942% due 10/15/2049		$418,000	$415,538

Total Non-Agency Mortgage-Backed Securities (Cost $1,474,925)			1,467,745

Foreign Government — 0.5%
Caisse d’Amortissement de la Dette Sociale
4.00% due 3/3/2033(4)	USD	287,000	278,181
Cassa Depositi e Prestiti SpA
Series 144A
4.375% due 10/1/2030(4)	USD	329,000	326,539

Total Foreign Government (Cost $614,790)			604,720

U.S. Government Securities — 53.9%
U.S. Treasury Notes
1.50% due 11/30/2028		1,766,000	1,662,937
1.875% due 2/15/2032		1,149,000	1,018,885
3.375% due 2/29/2028		275,000	272,830
3.50% due 4/30/2030		3,292,000	3,241,848
3.50% due 11/30/2030		5,606,000	5,502,858
3.625% due 8/31/2029		7,020,000	6,966,253
3.625% due 12/31/2030		1,474,000	1,453,963
3.875% due 12/31/2032		3,372,000	3,323,132
3.875% due 8/15/2034		2,023,000	1,971,556
4.00% due 1/31/2031		1,210,000	1,212,458
4.125% due 10/31/2029		6,142,000	6,192,384
4.25% due 2/28/2029		4,513,000	4,564,829
4.25% due 6/30/2029		4,649,000	4,705,297
4.25% due 1/31/2030		5,971,000	6,046,570
4.25% due 11/15/2034		1,308,000	1,307,642
4.25% due 8/15/2035		4,704,000	4,686,360
4.375% due 7/15/2027		2,801,000	2,820,038
4.375% due 8/31/2028		5,419,000	5,486,737
4.50% due 5/31/2029		4,688,000	4,778,830
4.625% due 2/15/2035		1,583,300	1,624,491
4.875% due 10/31/2030		2,951,000	3,065,928

Total U.S. Government Securities (Cost $71,934,334)			71,905,826

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $339,555, due 4/1/2026(5)		$339,545	339,545

Total Repurchase Agreements (Cost $339,545)			339,545

Total Investments — 101.1% (Cost $134,748,153)			134,755,868

Liabilities in excess of other assets — (1.1)%			(1,480,577)

Total Net Assets — 100.0%			$133,275,291

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $22,478,913, representing 16.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$348,400	$346,522

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$3,580,468	$—	$3,580,468
Asset-Backed Securities	—	3,121,463	—	3,121,463
Corporate Bonds & Notes	—	53,736,101	—	53,736,101
Non-Agency Mortgage-Backed Securities	—	1,467,745	—	1,467,745
Foreign Government	—	604,720	—	604,720
U.S. Government Securities	—	71,905,826	—	71,905,826
Repurchase Agreements	—	339,545	—	339,545

Total	$—	$134,755,868	$—	$134,755,868

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.6%
BWX Technologies, Inc.	2,523	$515,928
Curtiss-Wright Corp.	1,183	805,765
General Dynamics Corp.	2,043	701,198
General Electric Co.	3,418	969,926
Howmet Aerospace, Inc.	3,465	798,544
Leonardo DRS, Inc.	4,875	217,035
RTX Corp.	7,490	1,444,821

		5,453,217

Automobile Components — 0.4%
Aptiv PLC(1)	10,331	717,385

		717,385

Banks — 4.0%
Columbia Banking System, Inc.	11,712	321,260
JPMorgan Chase & Co.	14,583	4,289,735
PNC Financial Services Group, Inc.	9,127	1,899,238
Prosperity Bancshares, Inc.	5,590	375,536
Wells Fargo & Co.	16,217	1,291,035

		8,176,804

Beverages — 1.0%
Celsius Holdings, Inc.(1)	4,405	156,289
Coca-Cola Europacific Partners PLC	4,547	412,276
PepsiCo, Inc.	9,350	1,451,962

		2,020,527

Biotechnology — 2.4%
Gilead Sciences, Inc.	24,197	3,372,336
Vertex Pharmaceuticals, Inc.(1)	3,547	1,583,877

		4,956,213

Broadline Retail — 4.2%
Amazon.com, Inc.(1)	41,945	8,735,885

		8,735,885

Building Products — 0.7%
Allegion PLC	2,488	361,482
Trane Technologies PLC	2,802	1,167,705

		1,529,187

Capital Markets — 3.2%
Bullish(1)	1,469	52,487
Charles Schwab Corp.	13,293	1,249,276
CME Group, Inc.	3,239	956,639
KKR & Co., Inc.	9,799	906,407
Moody’s Corp.	2,068	902,165
Morgan Stanley	9,228	1,518,652
Northern Trust Corp.	2,156	300,913
Raymond James Financial, Inc.	2,920	422,787
TPG, Inc.	7,949	322,014

		6,631,340

Chemicals — 1.0%
Albemarle Corp.	2,849	511,481
International Flavors & Fragrances, Inc.	2,429	176,224
Linde PLC	1,743	864,110
Sherwin-Williams Co.	1,783	571,540

		2,123,355

Commercial Services & Supplies — 0.6%
GFL Environmental, Inc.	29,405	1,226,777

		1,226,777

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	13,166	$1,616,522

		1,616,522

Construction & Engineering — 1.0%
Legence Corp., Class A(1)	18,648	1,052,866
MYR Group, Inc.(1)	3,728	1,052,489

		2,105,355

Construction Materials — 0.6%
CRH PLC	12,091	1,271,006

		1,271,006

Consumer Staples Distribution & Retail — 1.1%
BJ’s Wholesale Club Holdings, Inc.(1)	17,036	1,676,683
Performance Food Group Co.(1)	5,836	499,912

		2,176,595

Containers & Packaging — 0.3%
Avery Dennison Corp.	2,172	375,061
Smurfit WestRock PLC	8,089	322,347

		697,408

Distributors — 0.2%
LKQ Corp.	14,056	412,825

		412,825

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	4,081	335,173
Grand Canyon Education, Inc.(1)	1,237	210,327
Phoenix Education Partners, Inc.	3,654	114,955

		660,455

Electric Utilities — 1.7%
Duke Energy Corp.	6,123	801,746
Evergy, Inc.	5,070	415,334
NextEra Energy, Inc.	7,989	742,018
PG&E Corp.	61,589	1,082,119
Xcel Energy, Inc.	6,187	491,495

		3,532,712

Electrical Equipment — 1.7%
AMETEK, Inc.	4,537	972,551
Emerson Electric Co.	8,490	1,112,360
GE Vernova, Inc.	1,537	1,341,647

		3,426,558

Electronic Equipment, Instruments & Components — 1.3%
Advanced Energy Industries, Inc.	2,025	653,488
Amphenol Corp., Class A	11,228	1,418,658
Coherent Corp.(1)	1,447	344,690
Zebra Technologies Corp., Class A(1)	1,369	286,230

		2,703,066

Energy Equipment & Services — 0.5%
SLB Ltd.	10,688	549,256
TechnipFMC PLC	5,676	392,382

		941,638

Entertainment — 1.7%
Live Nation Entertainment, Inc.(1)	1,945	296,632
Netflix, Inc.(1)	18,412	1,770,314
Spotify Technology SA(1)	1,935	938,301

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Take-Two Interactive Software, Inc.(1)	2,523	$498,292

		3,503,539

Financial Services — 2.4%
Block, Inc.(1)	6,887	414,460
Fidelity National Information Services, Inc.	7,632	358,017
Mastercard, Inc., Class A	6,297	3,146,359
Visa, Inc., Class A	3,242	979,862

		4,898,698

Food Products — 0.5%
Mondelez International, Inc., Class A	13,672	788,054
Tyson Foods, Inc., Class A	5,054	323,810

		1,111,864

Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	19,146	1,377,172
XPO, Inc.(1)	2,729	530,927

		1,908,099

Health Care Equipment & Supplies — 2.2%
Becton Dickinson & Co.	8,050	1,265,701
Boston Scientific Corp.(1)	13,357	838,152
Medtronic PLC	19,204	1,664,027
STERIS PLC	3,446	762,014

		4,529,894

Health Care Providers & Services — 1.3%
Cigna Group	5,239	1,397,503
Humana, Inc.	2,229	386,487
Lumexa Imaging Holdings, Inc.(1)	25,245	217,107
McKesson Corp.	711	615,271

		2,616,368

Health Care Technology — 0.1%
Waystar Holding Corp.(1)	4,508	108,688

		108,688

Hotels, Restaurants & Leisure — 1.6%
Aramark	16,965	687,761
DraftKings, Inc., Class A(1)	6,557	141,762
Dutch Bros, Inc., Class A(1)	9,244	468,301
Hilton Worldwide Holdings, Inc.	3,110	945,689
Starbucks Corp.	7,380	661,174
Viking Holdings Ltd.(1)	6,520	479,090

		3,383,777

Household Durables — 0.3%
PulteGroup, Inc.	4,449	523,247

		523,247

Household Products — 0.6%
Colgate-Palmolive Co.	7,342	625,759
Procter & Gamble Co.	4,036	582,960

		1,208,719

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	4,276	642,811

		642,811

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	4,846	$1,095,341

		1,095,341

Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	6,670	218,309

		218,309

Insurance — 3.4%
Aon PLC, Class A	3,923	1,266,266
Arthur J Gallagher & Co.	3,643	789,001
Assurant, Inc.	1,622	353,288
Chubb Ltd.	4,645	1,513,945
Everest Group Ltd.	1,007	329,138
Lincoln National Corp.	8,006	284,213
Principal Financial Group, Inc.	5,727	516,060
Progressive Corp.	4,485	889,106
Selective Insurance Group, Inc.	3,988	300,655
Willis Towers Watson PLC	2,431	706,692

		6,948,364

Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	31,997	9,201,057
Meta Platforms, Inc., Class A	8,765	5,014,720

		14,215,777

IT Services — 0.9%
Accenture PLC, Class A	4,468	885,960
MongoDB, Inc.(1)	1,519	371,806
Okta, Inc.(1)	6,891	542,390

		1,800,156

Life Sciences Tools & Services — 1.2%
ICON PLC(1)	4,108	454,591
Illumina, Inc.(1)	3,613	445,338
Repligen Corp.(1)	4,152	489,189
Waters Corp.(1)	3,980	1,185,244

		2,574,362

Machinery — 1.8%
Caterpillar, Inc.	2,520	1,785,319
Nordson Corp.	3,274	871,080
Pentair PLC	8,188	713,257
RBC Bearings, Inc.(1)	665	361,175

		3,730,831

Media — 0.3%
EchoStar Corp., Class A(1)	5,034	589,330

		589,330

Multi-Utilities — 0.4%
Sempra	9,253	899,114

		899,114

Office REITs — 0.1%
Highwoods Properties, Inc.	12,858	275,290

		275,290

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	4,039	1,146,107
ConocoPhillips	17,808	2,350,656
EQT Corp.	6,710	427,024
Exxon Mobil Corp.	15,886	2,695,219
Permian Resources Corp,Class A	20,767	442,752

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Valero Energy Corp.	3,224	$796,586

		7,858,344

Personal Care Products — 0.3%
e.l.f. Beauty, Inc.(1)	1,154	69,944
Kenvue, Inc.	33,758	581,988

		651,932

Pharmaceuticals — 3.9%
Johnson & Johnson	17,003	4,156,213
Pfizer, Inc.	136,907	3,844,349

		8,000,562

Professional Services — 1.2%
Jacobs Solutions, Inc.	5,317	676,748
Leidos Holdings, Inc.	5,118	795,951
TransUnion	8,753	605,620
Verisk Analytics, Inc.	2,417	458,626

		2,536,945

Retail REITs — 0.6%
Federal Realty Investment Trust	6,944	737,522
NNN REIT, Inc.	13,873	583,082

		1,320,604

Semiconductors & Semiconductor Equipment — 12.9%
Broadcom, Inc.	18,458	5,712,936
First Solar, Inc.(1)	1,149	226,652
KLA Corp.	1,373	2,021,619
Lam Research Corp.	14,933	3,190,585
MACOM Technology Solutions Holdings, Inc.(1)	2,035	451,912
NVIDIA Corp.	86,448	15,076,531

		26,680,235

Software — 8.2%
Autodesk, Inc.(1)	5,718	1,368,889
Cadence Design Systems, Inc.(1)	6,447	1,791,428
Guidewire Software, Inc.(1)	7,416	1,109,137
HubSpot, Inc.(1)	1,961	478,680
Intuit, Inc.	2,970	1,284,169
JFrog Ltd.(1)	6,448	302,605
Microsoft Corp.	26,996	9,993,109
Tyler Technologies, Inc.(1)	1,597	546,781

		16,874,798

Specialized REITs — 0.6%
Digital Realty Trust, Inc.	5,086	916,548
Smartstop Self Storage REIT, Inc.	7,213	218,410

		1,134,958

Specialty Retail — 2.1%
Carvana Co.(1)	3,536	1,111,647
Floor & Decor Holdings, Inc., Class A(1)	17,310	879,348
TJX Cos., Inc.	8,821	1,408,714
Tractor Supply Co.	20,123	911,572

		4,311,281

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	47,880	12,151,465
Seagate Technology Holdings PLC	2,158	845,418

		12,996,883

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(1)	7,620	$250,850
Birkenstock Holding PLC(1)	11,653	417,527
Columbia Sportswear Co.	2,349	128,749
Wolverine World Wide, Inc.	6,948	113,391

		910,517

Tobacco — 0.6%
Philip Morris International, Inc.	7,551	1,248,482

		1,248,482

Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	1,934	451,125
WW Grainger, Inc.	712	776,657

		1,227,782

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	7,559	1,587,617

		1,587,617

Total Common Stocks (Cost $169,672,933)		205,238,348

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,259,167, due 4/1/2026(2)	$1,259,129	1,259,129

Total Repurchase Agreements (Cost $1,259,129)		1,259,129

Total Investments — 100.0% (Cost $170,932,062)		206,497,477

Assets in excess of other liabilities — 0.0%		3,398

Total Net Assets — 100.0%		$206,500,875

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$1,368,500	$1,284,376

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$205,238,348	$—	$—	$205,238,348
Repurchase Agreements	—	1,259,129	—	1,259,129

Total	$205,238,348	$1,259,129	$—	$206,497,477

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 63.9%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(1)	1,609	$683,326
Northrop Grumman Corp.	2,104	1,435,433

		2,118,759

Automobiles — 1.1%
Tesla, Inc.(1)	5,328	1,980,684

		1,980,684

Banks — 1.3%
Wells Fargo & Co.	30,756	2,448,485

		2,448,485

Biotechnology — 0.9%
AbbVie, Inc.	2,418	525,891
Vertex Pharmaceuticals, Inc.(1)	2,420	1,080,627

		1,606,518

Broadline Retail — 2.2%
Amazon.com, Inc.(1)	19,365	4,033,149

		4,033,149

Capital Markets — 3.7%
Bank of New York Mellon Corp.	11,859	1,406,833
Blackrock, Inc.	1,490	1,432,948
CME Group, Inc.	4,017	1,186,421
Goldman Sachs Group, Inc.	1,245	1,053,258
KKR & Co., Inc.	20,014	1,851,295

		6,930,755

Chemicals — 1.0%
Celanese Corp.	5,295	348,252
Linde PLC	2,119	1,050,516
PPG Industries, Inc.	3,632	388,188

		1,786,956

Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(1)	4,815	1,380,605
Waste Connections, Inc.	3,914	635,790

		2,016,395

Construction Materials — 0.6%
James Hardie Industries PLC(1)	55,618	1,053,405

		1,053,405

Containers & Packaging — 0.1%
Packaging Corp. of America	1,008	213,918

		213,918

Distributors — 0.4%
Pool Corp.	4,030	815,390

		815,390

Electrical Equipment — 0.7%
Eaton Corp. PLC	1,845	659,901
Regal Rexnord Corp.	3,619	677,694

		1,337,595

Electronic Equipment, Instruments & Components — 1.3%
Celestica, Inc.(1)	3,333	938,839
Coherent Corp.(1)	1,128	268,701
Flex Ltd.(1)	18,008	1,178,804

		2,386,344

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Shares	Value
Common Stocks — (continued)
Entertainment — 1.0%
Netflix, Inc.(1)	5,192	$499,211
Spotify Technology SA(1)	853	413,628
Walt Disney Co.	10,196	982,691

		1,895,530

Financial Services — 1.8%
Mastercard, Inc., Class A	6,533	3,264,279

		3,264,279

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(1)	17,634	1,106,534
Edwards Lifesciences Corp.(1)	22,213	1,778,817

		2,885,351

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	3,614	977,912

		977,912

Health Care REITs — 1.1%
Welltower, Inc.	9,992	1,975,518

		1,975,518

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	105,552	2,731,686
DoorDash, Inc., Class A(1)	13,445	2,018,766
Marriott International, Inc., Class A	4,642	1,518,259

		6,268,711

Insurance — 1.2%
American International Group, Inc.	28,790	2,166,447

		2,166,447

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	26,468	7,611,138
Meta Platforms, Inc., Class A	4,654	2,662,693

		10,273,831

IT Services — 0.9%
Shopify, Inc., Class A(1)	8,039	953,586
Snowflake, Inc.(1)	4,824	727,556

		1,681,142

Life Sciences Tools & Services — 1.0%
Danaher Corp.	5,025	952,740
ICON PLC(1)	7,519	832,053

		1,784,793

Machinery — 0.5%
IDEX Corp.	5,180	981,869

		981,869

Multi-Utilities — 2.1%
Sempra	39,911	3,878,152

		3,878,152

Oil, Gas & Consumable Fuels — 2.9%
Exxon Mobil Corp.	22,626	3,838,727
Shell PLC, ADR	16,138	1,500,834

		5,339,561

Pharmaceuticals — 2.3%
Eli Lilly & Co.	2,418	2,224,004

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc.	17,078	$2,054,312

		4,278,316

Semiconductors & Semiconductor Equipment — 11.4%
Broadcom, Inc.	13,812	4,274,952
KLA Corp.	1,479	2,177,694
Micron Technology, Inc.	5,449	1,840,890
NVIDIA Corp.	64,599	11,266,066
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,739	1,601,545

		21,161,147

Software — 5.2%
Autodesk, Inc.(1)	2,853	683,008
Figma, Inc., Class A(1)	2,334	49,341
Microsoft Corp.	18,846	6,976,224
Palantir Technologies, Inc., Class A(1)	4,920	719,697
Samsara, Inc., Class A(1)	24,474	775,581
Trimble, Inc.(1)	7,464	486,877

		9,690,728

Specialty Retail — 1.1%
O’Reilly Automotive, Inc.(1)	21,716	2,004,604

		2,004,604

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	15,702	3,985,011

		3,985,011

Tobacco — 1.2%
Philip Morris International, Inc.	13,942	2,305,170

		2,305,170

Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	3,945	920,210
WESCO International, Inc.	3,190	872,848

		1,793,058

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	6,694	1,405,941

		1,405,941

Total Common Stocks (Cost $102,271,883)		118,725,424

	Principal Amount	Value

Agency Mortgage-Backed Securities — 8.7%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$736,759	601,529
2.00% due 4/1/2052	979,677	803,601
2.50% due 7/1/2041	302,109	272,321
2.50% due 2/1/2042	442,341	397,712
2.50% due 7/1/2051	811,577	695,138
2.50% due 10/1/2051	52,617	44,601
2.50% due 11/1/2051	322,755	275,701
4.00% due 4/1/2047	7,321	7,062
4.00% due 11/1/2048	96,539	92,600
4.00% due 5/1/2049	12,642	12,173
4.00% due 7/1/2049	15,555	15,013
4.00% due 4/1/2052	278,486	264,045
4.50% due 1/1/2038	77,857	77,417
4.50% due 5/1/2038	17,070	16,994
4.50% due 11/1/2048	19,287	18,917

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
4.50% due 8/1/2049	$44,001	$43,219
5.00% due 1/1/2053	105,491	104,556
5.50% due 6/1/2040	331,643	341,117
5.50% due 9/1/2052	199,886	202,729
5.50% due 2/1/2053	19,123	19,285
5.50% due 3/1/2053	29,158	29,447
5.50% due 5/1/2053	43,916	44,281
5.50% due 6/1/2053	59,028	59,504
5.50% due 7/1/2053	366,156	369,167
5.50% due 8/1/2053	101,692	102,467
5.50% due 9/1/2053	28,250	28,621
6.00% due 11/1/2053	138,574	141,326
6.50% due 11/1/2053	247,551	256,221
Federal National Mortgage Association
2.00% due 12/1/2050	178,405	145,263
2.50% due 2/1/2041	51,569	46,661
2.50% due 5/1/2051	479,916	412,384
3.00% due 6/1/2043	186,402	171,262
3.00% due 10/1/2051	609,685	537,380
3.50% due 8/1/2043	184,949	174,696
3.50% due 4/1/2052	99,261	91,531
4.00% due 3/1/2046	7,650	7,373
4.00% due 1/1/2049	9,649	9,304
4.00% due 8/1/2049	6,402	6,171
4.00% due 8/1/2051	8,565	8,265
4.00% due 10/1/2052	107,534	101,821
4.20% due 10/1/2030	530,000	528,947
4.22% due 9/1/2030	520,419	520,428
4.34% due 8/1/2030	284,000	285,374
4.40% due 9/1/2030	330,000	331,590
4.47% due 5/1/2030	289,000	290,346
4.50% due 4/1/2038	290,654	289,369
4.50% due 11/1/2048	27,816	27,385
4.50% due 10/1/2050	14,200	13,953
4.50% due 8/1/2052	13,347	12,934
4.50% due 9/1/2052	28,680	27,956
4.83% due 10/1/2030	275,000	280,579
5.00% due 8/1/2052	542,450	538,976
5.00% due 9/1/2052	30,996	30,819
5.00% due 10/1/2052	19,936	19,817
5.50% due 7/1/2040	265,742	273,334
5.50% due 1/1/2053	116,664	117,692
5.50% due 8/1/2053	29,935	30,177
6.00% due 9/1/2053	343,029	351,432
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2
3.71% due 9/25/2032(2)(3)	78,000	74,898
Series K-157, Class A2
3.99% due 5/25/2033(2)(3)	125,000	123,680
Series K-758, Class A2
4.68% due 10/25/2031(2)(3)	100,000	101,563
Government National Mortgage Association
2.00% due 12/20/2050	349,365	288,775
2.00% due 1/20/2051	95,316	78,785
2.00% due 2/20/2051	317,473	262,414
2.50% due 5/20/2051	431,176	371,203
2.50% due 7/20/2051	441,033	379,663
2.50% due 8/20/2051	431,799	371,713
3.00% due 1/20/2051	395,838	355,209
3.00% due 5/20/2051	208,117	185,932
3.50% due 1/20/2052	359,493	332,766
3.50% due 2/20/2052	358,852	332,282
4.00% due 4/20/2052	68,116	64,386
4.00% due 8/20/2052	290,293	274,372
4.00% due 4/20/2056(4)	403,000	377,440

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
4.50% due 8/20/2048	$139,897	$137,698
5.50% due 4/20/2056(4)	300,000	301,911
Uniform Mortgage-Backed Security
4.00% due 4/1/2041(4)	461,000	450,182
4.00% due 4/1/2056(4)	213,000	200,971
4.50% due 4/1/2056(4)	166,000	160,191

Total Agency Mortgage-Backed Securities (Cost $16,469,819)		16,246,017

Asset-Backed Securities — 0.4%
CF Hippolyta Issuer LLC
Series 2022-1A, Class A1
5.97% due 8/15/2062(5)	95,855	95,253
Chesapeake Funding II LLC
Series 2024-1A, Class A1
5.52% due 5/15/2036(5)	80,837	81,644
Enterprise Fleet Financing LLC
Series 2023-3, Class A2
6.40% due 3/20/2030(5)	84,690	85,452
Series 2024-3, Class A3
4.98% due 8/21/2028(5)	300,000	302,477
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(5)	90,438	90,994
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(5)	127,391	128,826

Total Asset-Backed Securities (Cost $781,077)		784,646

Corporate Bonds & Notes — 6.5%
Aerospace & Defense — 0.0%
Boeing Co.
5.705% due 5/1/2040	35,000	35,055

		35,055

Agriculture — 0.4%
BAT Capital Corp.
5.35% due 8/15/2032	75,000	76,959
5.625% due 8/15/2035	313,000	321,908
7.079% due 8/2/2043	15,000	16,488
Philip Morris International, Inc.
4.25% due 10/29/2032	153,000	148,215
5.25% due 2/13/2034	230,000	234,209
Reynolds American, Inc.
5.85% due 8/15/2045	10,000	9,685

		807,464

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 7/7/2028	33,089	32,219

		32,219

Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.25% due 4/2/2031(5)	200,000	199,380

		199,380

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — 1.3%
Citizens Financial Group, Inc.
6.645% (6.645% fixed rate until 4/25/2034; 1 day USD SOFR + 2.33% thereafter) due 4/25/2035(3)	$325,000	$348,323
Commonwealth Bank of Australia
5.071% due 9/14/2028(5)	250,000	256,261
Goldman Sachs Group, Inc.
4.148% (4.148% fixed rate until 1/21/2028; 1 day USD SOFR + 0.71% thereafter) due 1/21/2029(3)	248,000	246,470
4.516% (4.516% fixed rate until 1/21/2031; 1 day USD SOFR + 0.96% thereafter) due 1/21/2032(3)	80,000	78,787
HSBC Holdings PLC
4.675% (4.675% fixed rate until 3/10/2031; 1 day USD SOFR + 1.21% thereafter) due 3/10/2032(3)	200,000	197,350
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	415,000	415,286
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	84,000	85,525
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 1.01% thereafter) due 1/24/2031(3)	125,000	127,288
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	409,000	421,468
Morgan Stanley
4.238% (4.238% fixed rate until 1/9/2029; 1 day USD SOFR + 0.80% thereafter) due 1/9/2030(3)	130,000	128,688
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	161,000	160,934

		2,466,380

Electric — 0.9%
AEP Texas, Inc.
Series Q
5.20% due 4/15/2036	35,000	34,421
CenterPoint Energy Houston Electric LLC
Series AR
4.85% due 4/1/2036	165,000	161,583
Duke Energy Corp.
4.95% due 9/15/2035	45,000	43,868
Duke Energy Florida LLC
4.20% due 12/1/2030	45,000	44,506
4.85% due 12/1/2035	55,000	53,982

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Duke Energy Indiana LLC
Series DDDD
4.95% due 3/15/2036	$10,000	$9,845
FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	33,017
5.20% due 4/1/2028(5)	10,000	10,142
Ohio Edison Co.
4.95% due 12/15/2029(5)	20,000	20,203
Pacific Gas and Electric Co.
4.75% due 2/15/2044	60,000	49,991
4.95% due 7/1/2050	421,867	349,465
5.20% due 5/1/2036	10,000	9,746
6.00% due 5/1/2056	10,000	9,490
Public Service Co. of Colorado
4.15% due 3/13/2029	105,000	104,700
Public Service Co. of Oklahoma
5.45% due 1/15/2036	175,000	176,123
Southern California Edison Co.
4.00% due 4/1/2047	128,000	95,095
4.65% due 10/1/2043	122,000	102,027
4.80% due 3/15/2033	125,000	122,767
6.20% due 9/15/2055	6,000	5,950
Southwestern Electric Power Co.
5.20% due 4/1/2036	143,000	140,619

		1,577,540

Food — 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00% due 5/15/2032	80,000	71,091
5.50% due 1/15/2036	132,000	132,061
5.625% due 3/10/2037(5)	135,000	135,423
5.75% due 4/1/2033	60,000	61,934
5.95% due 4/20/2035	40,000	41,523
6.25% due 3/1/2056	65,000	63,720
6.375% due 4/15/2066	155,000	152,096
6.75% due 3/15/2034	25,000	27,496
Mars, Inc.
5.20% due 3/1/2035(5)	187,000	188,780
5.65% due 5/1/2045(5)	117,000	115,539
5.70% due 5/1/2055(5)	104,000	101,407

		1,091,070

Healthcare-Services — 0.1%
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	110,000	112,156
Sutter Health
Series 20A
2.294% due 8/15/2030	25,000	22,777

		134,933

Insurance — 0.5%
Athene Global Funding
5.583% due 1/9/2029(5)	175,000	176,609
Fortitude Global Funding
4.625% due 10/6/2028(5)	125,000	123,731
Protective Life Global Funding
5.432% due 1/14/2032(5)	185,000	189,448
RGA Global Funding
4.35% due 8/25/2028(5)	205,000	203,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
Sammons Financial Group Global Funding
4.95% due 6/12/2030(5)	$260,000	$260,082

		953,770

Internet — 0.1%
Amazon.com, Inc.
4.875% due 3/13/2036	70,000	69,362
5.65% due 3/13/2046	35,000	34,879
5.95% due 3/13/2066	60,000	60,197

		164,438

Oil & Gas — 0.3%
Diamondback Energy, Inc.
3.50% due 12/1/2029	76,000	73,333
5.75% due 4/18/2054	200,000	189,148
Saudi Arabian Oil Co.
5.375% due 6/2/2035(5)	240,000	238,611

		501,092

Pharmaceuticals — 0.1%
Novartis Capital Corp.
4.60% due 3/18/2033	135,000	134,426

		134,426

Pipelines — 0.4%
Columbia Pipelines Holding Co. LLC
4.999% due 11/17/2032(5)	45,000	44,704
5.097% due 10/1/2031(5)	75,000	75,405
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	120,000	125,605
Gray Oak Pipeline LLC
3.45% due 10/15/2027(5)	15,000	14,714
Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	200,445
Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	197,698
5.70% due 9/30/2031(5)	130,000	133,533

		792,104

Real Estate Investment Trusts — 0.5%
American Tower Trust I
5.49% due 3/15/2028(5)	315,000	318,494
Healthpeak OP LLC
4.75% due 1/15/2033	175,000	171,185
5.375% due 2/15/2035	150,000	150,462
Kilroy Realty LP
2.65% due 11/15/2033	95,000	75,458
5.875% due 10/15/2035	199,000	191,852
WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,752
3.50% due 6/15/2029(5)	45,000	43,484

		970,687

Semiconductors — 0.5%
Foundry JV Holdco LLC
5.90% due 1/25/2033(5)	400,000	411,245
6.30% due 1/25/2039(5)	200,000	208,320
Intel Corp.
4.60% due 3/25/2040	307,000	270,713

		890,278

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — 0.4%
Oracle Corp.
3.60% due 4/1/2050	$175,000	$105,652
3.95% due 3/25/2051	35,000	22,178
4.00% due 7/15/2046	5,000	3,367
4.00% due 11/15/2047	10,000	6,618
4.55% due 2/4/2029	70,000	69,115
5.375% due 9/27/2054	20,000	15,471
5.55% due 2/6/2053	25,000	19,947
5.875% due 9/26/2045	17,000	14,667
6.00% due 8/3/2055	15,000	12,576
6.55% due 2/4/2046	50,000	46,648
6.85% due 2/4/2066	60,000	55,159
Salesforce, Inc.
4.65% due 3/15/2029	175,000	175,362
4.90% due 9/15/2031	175,000	174,752

		721,512

Telecommunications — 0.3%
AT&T, Inc.
5.55% due 11/1/2045	165,000	156,205
5.85% due 4/30/2046	81,000	78,932
T-Mobile USA, Inc.
5.05% due 7/15/2033	110,000	110,762
5.125% due 5/15/2032	188,000	190,700

		536,599

Total Corporate Bonds & Notes (Cost $12,094,037)		12,008,947

Municipals — 0.5%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040	45,231	50,508
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051	100,000	80,808
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049	10,000	9,330
Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057	144,000	154,373
Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050	125,000	81,911
State of Illinois
5.10% due 6/1/2033	545,343	555,491
Texas Natural Gas Securitization Finance Corp.
5.169% due 4/1/2041	35,000	35,447

Total Municipals (Cost $1,023,173)		967,868

Non-Agency Mortgage-Backed Securities — 1.3%
BX Trust
Series 2025-ARIA, Class A
5.031% due 12/13/2042(2)(3)(5)	50,000	50,263

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049		$208,480	$191,669
Series 2020-27, Class HC
1.50% due 10/25/2049		311,374	245,942
Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049		225,608	201,321
GS Mortgage-Backed Securities Trust
Series 2026-DSC1, Class A1
4.725% due 5/25/2066(2)(3)(5)		261,861	259,449
Pretium Mortgage Credit Partners LLC
Series 2025-RPL2, Class A1
4.00% due 8/25/2064(2)(3)(5)		231,287	224,362
Series 2025-RPL6, Class A1
3.85% due 9/25/2069(2)(3)(5)		353,162	350,057
Series 2026-RPL1, Class A1
4.15% due 1/25/2070(2)(3)(5)		185,311	179,489
PRPM Trust
Series 2026-RCF1, Class A1
4.845% due 1/25/2056(2)(3)(5)		95,121	94,591
RFR Trust
Series 2025-SGRM, Class A
5.379% due 3/11/2041(2)(3)(5)		174,333	176,389
Verus Securitization Trust
Series 2025-R2, Class A1
5.086% due 7/25/2067(2)(3)(5)		293,984	293,040
Series 2026-R2, Class A1
5.389% due 10/25/2067(2)(3)(5)		150,000	149,850

Total Non-Agency Mortgage-Backed Securities (Cost $2,437,660)			2,416,422

Foreign Government — 0.1%
Israel Government International Bonds
5.375% due 3/12/2029	USD	220,000	223,204

Total Foreign Government (Cost $219,274)			223,204

U.S. Government Securities — 17.3%
U.S. Treasury Bonds
2.25% due 2/15/2052		566,900	341,646
2.375% due 5/15/2051		358,700	224,398
2.50% due 2/15/2045		153,100	107,367
2.50% due 2/15/2046		460,700	317,847
3.00% due 11/15/2044		70,500	53,982
3.25% due 5/15/2042		25,000	20,600
3.375% due 8/15/2042		29,600	24,724
3.625% due 2/15/2053		385,000	308,993
3.625% due 5/15/2053		232,300	186,267
3.875% due 2/15/2043		544,700	483,996
3.875% due 5/15/2043		536,200	475,228
4.00% due 11/15/2042		796,900	721,101
4.00% due 11/15/2052		389,300	334,479
4.125% due 8/15/2044		334,800	303,753
4.125% due 8/15/2053		148,300	130,052
4.25% due 2/15/2054		38,700	34,667
4.375% due 8/15/2043		478,600	451,735
4.50% due 2/15/2044		392,900	375,726
4.50% due 11/15/2054		211,400	197,494
4.625% due 5/15/2044		418,200	405,572
4.625% due 11/15/2044		382,000	369,630
4.625% due 11/15/2045		70,900	68,385
4.625% due 2/15/2046		422,800	407,606
4.625% due 5/15/2054		312,700	298,152

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
4.625% due 11/15/2055	$368,300	$351,899
4.75% due 11/15/2043	435,700	430,458
4.75% due 11/15/2053	377,800	367,337
4.75% due 5/15/2055	436,200	424,733
4.75% due 8/15/2055	156,900	152,904
4.75% due 2/15/2056	407,200	397,147
5.00% due 5/15/2045	108,600	110,013
U.S. Treasury Notes
3.375% due 11/30/2027	352,800	350,195
3.375% due 12/31/2027	1,011,600	1,003,815
3.375% due 2/29/2028	1,494,400	1,482,608
3.375% due 9/15/2028	610,700	604,402
3.50% due 10/31/2027	463,200	460,721
3.50% due 1/31/2028	1,600,500	1,591,372
3.50% due 1/15/2029	266,900	264,627
3.50% due 9/30/2029	479,300	473,533
3.50% due 11/30/2030	160,300	157,351
3.50% due 2/28/2031	1,058,000	1,037,501
3.625% due 8/31/2027	670,000	668,011
3.625% due 8/31/2029	459,600	456,081
3.625% due 8/31/2030	693,700	685,191
3.625% due 10/31/2030	602,000	594,216
3.625% due 12/31/2030	415,800	410,148
3.75% due 8/15/2027	282,900	282,546
3.75% due 1/31/2031	833,800	826,700
3.75% due 8/31/2031	438,700	433,251
3.75% due 10/31/2032	28,600	28,005
3.75% due 11/30/2032	78,800	77,122
3.875% due 7/31/2027	493,200	493,393
3.875% due 10/15/2027	141,500	141,588
3.875% due 12/31/2029	147,100	147,002
3.875% due 4/30/2030	489,200	488,665
3.875% due 6/30/2030	448,600	447,917
3.875% due 7/31/2030	351,300	350,710
3.875% due 8/31/2032	227,100	224,252
3.875% due 12/31/2032	389,300	383,658
4.00% due 12/15/2027	491,300	492,624
4.00% due 1/31/2029	123,000	123,557
4.00% due 7/31/2029	310,500	311,883
4.00% due 10/31/2029	441,900	443,661
4.00% due 2/28/2030	306,500	307,661
4.00% due 3/31/2030	407,700	409,165
4.00% due 5/31/2030	793,600	796,297
4.00% due 7/31/2032	228,200	227,050
4.00% due 1/31/2033	619,000	614,261
4.00% due 11/15/2035	138,900	135,493
4.125% due 9/30/2027	373,400	374,932
4.125% due 10/31/2029	24,400	24,600
4.125% due 11/30/2029	429,200	432,754
4.125% due 3/31/2032	86,100	86,403
4.125% due 5/31/2032	77,300	77,502
4.125% due 2/15/2036	1,604,300	1,579,233
4.25% due 1/15/2028	279,800	281,778
4.25% due 6/30/2029	609,000	616,375
4.375% due 7/15/2027	514,500	517,997
4.375% due 12/31/2029	340,200	345,954
4.50% due 5/31/2029	378,600	385,935
4.625% due 4/30/2031	12,600	12,974

Total U.S. Government Securities (Cost $32,732,050)		32,040,561

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Exchange-Traded Funds — 0.4%
State Street SPDR S&P 500 ETF Trust	1,037	$674,403

Total Exchange-Traded Funds (Cost $682,335)		674,403

	Principal Amount	Value
U.S. Treasury Bills — 0.5%
U.S. Treasury Bills
3.833% due 5/12/2026(6)	$900,000	896,281

Total U.S. Treasury Bills (Cost $896,287)		896,281

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $2,823,955, due 4/1/2026(7)	2,823,872	2,823,872

Total Repurchase Agreements (Cost $2,823,872)		2,823,872

Total Investments Before TBA Sale Commitments — 101.1% (Cost $172,431,467)		187,807,645

TBA Sale Commitments
Agency Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
3.00% due 4/20/2056(4)	(128,000)	(114,252)
4.00% due 4/20/2056(4)	(403,000)	(377,440)
4.00% due 5/20/2056(4)	(403,000)	(377,220)
Uniform Mortgage-Backed Security
4.00% due 4/1/2056(4)	(213,000)	(200,971)
4.50% due 4/1/2040(4)	(359,000)	(356,414)
4.50% due 4/1/2056(4)	(166,000)	(160,191)

Total TBA Sale Commitments (Proceeds $1,598,251)		(1,586,488)

Liabilities in excess of other assets — (0.2)%		(528,204)

Total Net Assets — 100.0%		$185,692,953

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(4)	TBA - To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $6,608,068, representing 3.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$3,069,100	$2,880,381

Open futures contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	June 2026	7	Long	$775,935	$777,328	$1,393
U.S. 2-Year Treasury Note	June 2026	1	Long	210,290	207,445	(2,845)

Total				$986,225	$984,773	$(1,452)

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)	— Valuation Inputs —
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$118,725,424	$—	$—	$118,725,424
Agency Mortgage-Backed Securities	—	16,246,017	—	16,246,017
Asset-Backed Securities	—	784,646	—	784,646
Corporate Bonds & Notes	—	12,008,947	—	12,008,947
Municipals	—	967,868	—	967,868
Non-Agency Mortgage-Backed Securities	—	2,416,422	—	2,416,422
Foreign Government	—	223,204	—	223,204
U.S. Government Securities	—	32,040,561	—	32,040,561
Exchange-Traded Funds	674,403	—	—	674,403
U.S. Treasury Bills	—	896,281	—	896,281
Repurchase Agreements	—	2,823,872	—	2,823,872

Total Investments in Securities	$119,399,827	$68,407,818	$—	$187,807,645

Other Financial Instruments
Futures Contracts	$1,393	$—	$—	$1,393

Total Assets	$119,401,220	$68,407,818	$—	$187,809,038

Liabilities
Futures Contracts	$(2,845)	$—	$—	$(2,845)
TBA Sale Commitments	—	(1,586,488)	—	(1,586,488)

Total Liabilities	$(2,845)	$(1,586,488)	$—	$(1,589,333)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 16.0%
Federal Home Loan Mortgage Corp.
1.50% due 4/1/2036	$183,590	$165,660
2.00% due 11/1/2035	3,201,688	2,953,687
2.00% due 8/1/2050	18,846	15,481
2.00% due 9/1/2050	14,333	11,676
2.00% due 1/1/2051	17,247	14,114
2.00% due 7/1/2051	67,832	55,048
2.00% due 1/1/2052	480,659	394,483
2.00% due 3/1/2052	879,550	718,307
2.50% due 2/1/2050	342,347	291,901
2.50% due 5/1/2051	613,848	526,756
4.00% due 10/1/2037	280,212	274,084
4.00% due 6/1/2052	1,514,617	1,432,645
5.00% due 11/1/2053	446,977	447,811
5.00% due 4/1/2054	53,286	53,071
5.50% due 9/1/2053	3,327,175	3,367,089
6.00% due 10/1/2053	2,631,555	2,694,960
6.00% due 8/1/2055	764,545	794,988
Federal National Mortgage Association
1.50% due 4/1/2036	145,692	131,464
1.50% due 6/1/2036	440,128	396,184
2.00% due 8/1/2050	24,271	19,742
2.00% due 9/1/2050	25,455	20,706
2.00% due 10/1/2050	59,819	48,505
2.00% due 11/1/2050	56,915	46,324
2.00% due 12/1/2050	51,698	42,151
2.00% due 1/1/2051	107,810	87,732
2.00% due 2/1/2051	16,465	13,526
2.00% due 4/1/2051	80,673	65,506
2.00% due 7/1/2051	80,319	65,063
2.00% due 8/1/2051	17,578	14,472
2.00% due 11/1/2051	49,995	40,975
2.50% due 2/1/2037	1,129,232	1,067,571
2.50% due 12/1/2049	758,564	645,741
2.50% due 5/1/2051	1,458,724	1,253,654
2.50% due 4/1/2052	1,468,941	1,260,513
3.00% due 6/1/2051	235,390	210,970
3.00% due 3/1/2052	114,482	102,172
3.00% due 4/1/2052	97,345	86,704
3.50% due 10/1/2052	2,792,624	2,562,940
5.00% due 8/1/2052	459,438	459,284
5.00% due 3/1/2054	50,359	50,179
5.50% due 1/1/2054	860,341	866,302
6.00% due 9/1/2053	214,101	219,583
6.00% due 5/1/2055	184,101	191,321
6.00% due 7/1/2055	288,080	294,217
6.00% due 8/1/2055	329,416	341,728
6.50% due 12/1/2053	290,226	306,485
6.50% due 8/1/2055	596,805	630,622
Government National Mortgage Association
2.00% due 10/20/2050	3,841,601	3,177,172
2.50% due 4/20/2050	1,599,434	1,378,986
2.50% due 12/20/2051	237,708	204,641
2.50% due 6/20/2052	140,631	121,068
3.00% due 5/20/2052	1,670,190	1,492,146
3.50% due 8/20/2047	513,870	484,328
3.50% due 7/20/2052	508,117	469,868
3.50% due 8/20/2052	323,919	299,297
3.50% due 10/20/2052	91,303	84,415
4.00% due 10/20/2055	395,679	370,921
4.50% due 11/20/2054	1,074,800	1,040,355
5.00% due 4/20/2056(1)	850,000	841,757
5.50% due 2/20/2055	652,503	657,535
5.50% due 3/20/2055	441,051	444,415
5.50% due 4/20/2056(1)	175,000	176,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
5.50% due 5/20/2056(1)	$150,000	$150,651
6.00% due 4/20/2056(1)	800,000	813,445
6.00% due 5/20/2056(1)	1,600,000	1,624,952
Uniform Mortgage-Backed Security
2.00% due 4/1/2056(1)	5,625,000	4,529,443
2.00% due 5/1/2056(1)	1,000,000	804,961
2.50% due 4/1/2056(1)	300,000	252,188
3.00% due 4/1/2056(1)	1,300,000	1,141,633
4.50% due 4/1/2056(1)	1,450,000	1,399,258
5.00% due 4/1/2040(1)	750,000	755,477
5.00% due 5/1/2041(1)	450,000	452,864
5.00% due 4/1/2056(1)	750,000	739,595
5.50% due 4/1/2056(1)	1,000,000	1,004,606
6.00% due 5/1/2056(1)	1,100,000	1,119,929
6.50% due 4/1/2056(1)	175,000	181,038

Total Agency Mortgage-Backed Securities (Cost $51,627,698)		51,967,156

Asset-Backed Securities — 9.9%
AASET LLC
Series 2022-1A, Class A
6.00% due 5/16/2047(2)	1,077,605	1,094,398
Aimco CLO 20 Ltd.
Series 2023-20A, Class A1R
4.881% (3 mo. USD Term SOFR + 1.21%) due 10/16/2038(2)(3)	1,250,000	1,249,024
Allegro CLO XIII Ltd.
Series 2021-1A, Class A1R
5.008% (3 mo. USD Term SOFR + 1.34%) due 7/20/2038(2)(3)	250,000	250,233
ALTDE Trust
Series 2025-1A, Class A
5.90% due 8/15/2050(2)	694,261	698,400
Ares LIV CLO Ltd.
Series 2019-54A, Class AR2
4.982% (3 mo. USD Term SOFR + 1.31%) due 7/15/2038(2)(3)	250,000	249,901
Ares LVIII CLO Ltd.
Series 2020-58A, Class A1R2
4.912% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	263,000	262,298
Ares LXX CLO Ltd.
Series 2023-70A, Class A1R
4.918% (3 mo. USD Term SOFR + 1.25%) due 1/25/2039(2)(3)	250,000	249,930
Ares LXXVI CLO Ltd.
Series 2025-76A, Class A1
5.072% (3 mo. USD Term SOFR + 1.40%) due 5/27/2038(2)(3)	563,000	563,166
Ares XXXIV CLO Ltd.
Series 2015-2A, Class A1R4
4.958% (3 mo. USD Term SOFR + 1.29%) due 7/17/2038(2)(3)	343,000	342,736

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Bain Capital Credit CLO Ltd.
Series 2023-2A, Class A1R
4.988% (3 mo. USD Term SOFR + 1.32%) due 7/18/2038(2)(3)	$261,000	$260,859
Series 2023-4A, Class A1R
4.96% (3 mo. USD Term SOFR + 1.23%) due 1/21/2039(2)(3)	256,000	255,381
BCRED BSL Static CLO Ltd.
Series 2025-1A, Class AR
4.918% (3 mo. USD Term SOFR + 1.25%) due 7/24/2035(2)(3)	185,220	185,259
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
5.072% (3 mo. USD Term SOFR + 1.27%) due 10/20/2038(2)(3)	250,000	249,888
Benefit Street Partners CLO 44 Ltd.
Series 2025-44A, Class A1
4.944% (3 mo. USD Term SOFR + 1.22%) due 1/15/2039(2)(3)	250,000	249,401
Benefit Street Partners CLO XXXIII Ltd.
Series 2023-33A, Class AR
4.854% (3 mo. USD Term SOFR + 1.19%) due 1/25/2039(2)(3)	250,000	249,667
Carlyle U.S. CLO Ltd.
Series 2025-6A, Class A1
4.879% (3 mo. USD Term SOFR + 1.22%) due 1/20/2039(2)(3)	250,000	249,362
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class ARR
4.868% (3 mo. USD Term SOFR + 1.20%) due 1/25/2038(2)(3)	100,000	99,925
CIFC Funding Ltd.
Series 2019-5A, Class A1R2
4.942% (3 mo. USD Term SOFR + 1.27%) due 10/15/2038(2)(3)	2,250,000	2,245,963
Series 2025-6A, Class A1
5.11% (3 mo. USD Term SOFR + 1.25%) due 10/23/2038(2)(3)	152,000	151,545
DB Master Finance LLC
Series 2021-1A, Class A2I
2.045% due 11/20/2051(2)	105,325	103,682
Series 2021-1A, Class A2II
2.493% due 11/20/2051(2)	928,775	874,442
Series 2025-1A, Class A2I
4.891% due 8/20/2055(2)	184,538	182,779
Series 2025-1A, Class A2II
5.165% due 8/20/2055(2)	149,625	147,341
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(2)	1,085,700	1,078,237
Series 2018-1A, Class A2II
4.328% due 7/25/2048(2)	506,913	503,254

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Flatiron CLO 31 Ltd.
Series 2025-31A, Class A1
4.897% (3 mo. USD Term SOFR + 1.20%) due 1/18/2039(2)(3)	$250,000	$249,397
Flatiron CLO 32 Ltd.
Series 2025-32A, Class A1
4.959% (3 mo. USD Term SOFR + 1.29%) due 10/22/2038(2)(3)	250,000	249,545
Flatiron RR CLO 30 Ltd.
Series 2025-30A, Class A1
4.832% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	261,174
GGAM Master Trust International Ltd.
Series 2025-1A, Class A
5.923% due 9/30/2060(2)	471,761	470,062
GoldenTree Loan Management U.S. CLO 28 Ltd.
Series 2026-28A, Class A
4.837% (3 mo. USD Term SOFR + 1.17%) due 10/20/2039(2)(3)	131,000	131,000
Green Lakes Park CLO LLC
Series 2025-1A, Class ARR
4.848% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	1,991,046
Horizon Aircraft Finance II Ltd.
Series 2019-1, Class A
3.721% due 7/15/2039(2)	803,739	797,680
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2
5.636% due 2/15/2055(2)	346,500	350,421
Series 2025-1A, Class A2
5.61% due 8/16/2055(2)	144,275	146,427
Lakeside Park CLO Ltd.
Series 2025-1A, Class A
4.822% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	249,212
Magnetite XLV Ltd.
Series 2025-45A, Class A1
4.822% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	184,000	183,249
Magnetite XXVI Ltd.
Series 2020-26A, Class AR2
4.818% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,495,410
Magnetite XXXVI Ltd.
Series 2023-36A, Class AR
4.988% (3 mo. USD Term SOFR + 1.32%) due 7/25/2038(2)(3)	250,000	249,959
Morgan Stanley Eaton Vance CLO Ltd.
Series 2025-21A, Class A1
4.842% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	315,011

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Navigator Aviation Ltd.
Series 2025-1, Class A
5.107% due 10/15/2050(2)	$340,227	$333,350
OCP Aegis CLO Ltd.
Series 2024-39A, Class AR
4.762% (3 mo. USD Term SOFR + 1.09%) due 4/16/2038(2)(3)	166,000	165,749
Series 2025-47A, Class A1
4.857% (3 mo. USD Term SOFR + 1.11%) due 1/21/2038(2)(3)	250,000	249,310
OCP CLO Ltd.
Series 2018-15A, Class AR
4.918% (3 mo. USD Term SOFR + 1.25%) due 1/20/2038(2)(3)	250,000	249,815
Series 2020-8RA, Class AR2
4.888% (3 mo. USD Term SOFR + 1.22%) due 10/17/2038(2)(3)	250,000	249,423
Series 2025-44A, Class A
4.968% (3 mo. USD Term SOFR + 1.30%) due 10/24/2038(2)(3)	250,000	250,185
Series 2025-46A, Class A
5.047% (3 mo. USD Term SOFR + 1.20%) due 10/15/2038(2)(3)	250,000	249,515
OHA Credit Funding Ltd.
Series 2023-14RA, Class A
4.898% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	250,000	249,339
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR4
4.796% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	2,000,000	1,991,066
OneMain Financial Issuance Trust
Series 2021-1A, Class A1
1.55% due 6/16/2036(2)	700,000	684,063
Palmer Square CLO Ltd.
Series 2025-5A, Class A
5.094% (3 mo. USD Term SOFR + 1.21%) due 10/20/2038(2)(3)	250,000	249,512
Series 2026-1A, Class A
4.86% (3 mo. USD Term SOFR + 1.19%) due 4/20/2039(2)(3)	250,000	249,190
Palmer Square Loan Funding Ltd.
Series 2025-2A, Class A1
4.612% (3 mo. USD Term SOFR + 0.94%) due 7/15/2033(2)(3)	222,923	222,724
Phantom Aviation
Series 2026-1, Class A
5.24% due 1/15/2051(2)	249,032	244,142
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2
3.858% due 12/5/2049(2)	1,720,313	1,638,247
Series 2022-1A, Class A2II
4.008% due 12/5/2051(2)	960,000	895,732

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
RR 25 Ltd.
Series 2023-25A, Class A1A2
4.849% (3 mo. USD Term SOFR + 1.18%) due 4/15/2041(2)(3)	$250,000	$249,260
RR 36 Ltd.
Series 2024-36RA, Class A1R
4.962% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,897,745
RR 44 Ltd.
Series 2026-44A, Class A1A
4.842% (3 mo. USD Term SOFR + 1.17%) due 4/15/2041(2)(3)	236,000	235,109
Sixth Street CLO XIX Ltd.
Series 2021-19A, Class A1R
4.948% (3 mo. USD Term SOFR + 1.28%) due 7/17/2038(2)(3)	250,000	249,565
Sixth Street CLO XVIII Ltd.
Series 2021-18A, Class A1R
4.918% (3 mo. USD Term SOFR + 1.25%) due 10/17/2038(2)(3)	250,000	249,427
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1R
4.988% (3 mo. USD Term SOFR + 1.32%) due 7/17/2038(2)(3)	250,000	249,870
Slam Ltd.
Series 2025-1A, Class A
5.807% due 5/15/2050(2)	237,549	240,156
Subway Funding LLC
Series 2024-1A, Class A2I
6.028% due 7/30/2054(2)	49,375	49,694
Series 2024-3A, Class A2I
5.246% due 7/30/2054(2)	138,250	136,475
Taco Bell Funding LLC
Series 2025-1A, Class A2I
4.821% due 8/25/2055(2)	330,000	324,930
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(2)	551,083	554,628
Willis Engine Structured Trust VIII
Series 2025-A, Class A
5.582% due 6/15/2050(2)	243,315	246,250

Total Asset-Backed Securities (Cost $32,070,360)		32,041,135

Corporate Bonds & Notes — 26.1%
Aerospace & Defense — 0.3%
Boeing Co.
5.15% due 5/1/2030	1,000,000	1,016,740

		1,016,740

Agriculture — 0.3%
BAT Capital Corp.
6.421% due 8/2/2033	1,000,000	1,084,505

		1,084,505

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Apparel — 0.0%
Gildan Activewear, Inc.
4.70% due 10/7/2030(2)	$28,000	$27,705

		27,705

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
5.55% due 7/15/2029	1,200,000	1,227,662

		1,227,662

Commercial Banks — 9.5%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	2,300,000	2,048,481
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,493,886
4.623% (4.623% fixed rate until 5/9/2028; 1 day USD SOFR + 1.11% thereafter) due 5/9/2029(3)	693,000	696,013
Barclays PLC
4.219% (4.219% fixed rate until 5/24/2029; 1 day USD SOFR + 0.93% thereafter) due 5/24/2030(3)	266,000	261,875
5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	1,500,000	1,526,051
BNP Paribas SA
5.786% (5.786% fixed rate until 1/13/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,033,022
Citigroup, Inc.
4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	1,000,000	988,569
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	3,000,000	2,986,418
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,027,907
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	789,092
Goldman Sachs Group, Inc.
3.80% due 3/15/2030	2,000,000	1,943,582
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,585,960

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	$1,700,000	$1,724,135
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	270,000	274,902
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	1,000,000	1,023,539
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	320,000	329,755
Morgan Stanley
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	699,711
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	2,100,000	2,122,966
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(3)	494,000	501,357
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	713,667
5.664% (5.664% fixed rate until 4/17/2035; 1 day USD SOFR + 1.76% thereafter) due 4/17/2036(3)	194,000	198,707
Morgan Stanley Private Bank NA
4.734% (4.734% fixed rate until 7/18/2030; 1 day USD SOFR + 1.08% thereafter) due 7/18/2031(3)	400,000	398,761
PNC Financial Services Group, Inc.
4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	996,674
UBS Group AG
5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT rate + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,532,371
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	2,200,000	2,075,654
5.15% (5.15% fixed rate until 4/23/2030; 1 day USD SOFR + 1.50% thereafter) due 4/23/2031(3)	365,000	371,236

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.605% (5.605% fixed rate until 4/23/2035; 1 day USD SOFR + 1.74% thereafter) due 4/23/2036(3)	$322,000	$329,512

		30,673,803

Commercial Services — 0.0%
Verisk Analytics, Inc.
4.45% due 3/15/2031	44,000	43,268

		43,268

Computers — 0.6%
Dell International LLC/EMC Corp.
4.15% due 2/15/2029	162,000	160,652
4.50% due 2/15/2031	300,000	296,454
4.75% due 10/6/2032	216,000	212,931
5.10% due 2/15/2036	340,000	332,453
5.30% due 10/1/2029	1,000,000	1,020,537

		2,023,027

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.375% due 12/15/2031	1,800,000	1,828,341
American Express Co.
5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,016,915
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	300,000	305,111
Avolon Holdings Funding Ltd.
5.15% due 1/15/2030(2)	27,000	27,098
5.375% due 5/30/2030(2)	146,000	147,592
5.75% due 3/1/2029(2)	1,000,000	1,022,621
6.375% due 5/4/2028(2)	40,000	41,172
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,538,874
Stellantis Financial Services U.S. Corp.
4.95% due 9/15/2028(2)	482,000	479,349
Takeoff Merger Sub, Inc.
4.40% due 3/24/2028(2)	123,000	122,340
4.50% due 3/24/2029(2)	122,000	121,215
4.85% due 3/24/2031(2)	152,000	150,099

		6,800,727

Electric — 0.7%
AEP Texas, Inc.
Series Q
5.20% due 4/15/2036	65,000	63,925
Duke Energy Corp.
5.45% due 6/15/2034	1,000,000	1,022,140
Southern Co.
5.70% due 3/15/2034	1,000,000	1,036,232
Southwestern Electric Power Co.
5.20% due 4/1/2036	105,000	103,252

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
5.30% due 4/1/2033	$127,000	$128,781

		2,354,330

Food — 0.2%
Mars, Inc.
4.80% due 3/1/2030(2)	262,000	264,757
5.00% due 3/1/2032(2)	197,000	199,339
5.20% due 3/1/2035(2)	164,000	165,562

		629,658

Gas — 0.3%
NiSource, Inc.
3.60% due 5/1/2030	1,000,000	963,645

		963,645

Healthcare-Services — 0.4%
Centene Corp.
4.625% due 12/15/2029	1,000,000	949,283
Cigna Group
5.40% due 3/15/2033	400,000	411,222

		1,360,505

Insurance — 1.8%
Aon North America, Inc.
5.45% due 3/1/2034	800,000	816,987
Athene Global Funding
4.596% (1 day USD SOFR + 0.95%) due 4/19/2027(2)(3)	320,000	320,048
4.721% due 10/8/2029(2)	1,000,000	983,831
Corebridge Financial, Inc.
3.90% due 4/5/2032	1,000,000	937,796
Grand River Funding Trust I
6.311% due 2/15/2036(2)	253,000	255,236
MetLife, Inc.
5.375% due 7/15/2033	600,000	618,969
Reinsurance Group of America, Inc.
5.75% due 9/15/2034	1,000,000	1,015,819
Unum Group
5.75% due 8/15/2042	1,000,000	972,667

		5,921,353

Internet — 0.1%
Uber Technologies, Inc.
4.15% due 1/15/2031	163,000	159,380
4.80% due 9/15/2035	129,000	125,176

		284,556

Investment Companies — 0.7%
Ares Capital Corp.
7.00% due 1/15/2027	500,000	506,751
Ares Strategic Income Fund
5.45% due 9/9/2028(2)	206,000	203,856
5.55% due 4/15/2031(2)	700,000	670,584
5.80% due 9/9/2030(2)	167,000	162,389
HPS Corporate Lending Fund
5.45% due 11/15/2030(2)	670,000	640,678

		2,184,258

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.25% due 4/1/2053	200,000	156,840
6.10% due 6/1/2029	1,000,000	1,035,851

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
6.484% due 10/23/2045	$1,000,000	$921,965
6.70% due 12/1/2055	500,000	477,684

		2,592,340

Oil & Gas — 1.5%
Cenovus Energy, Inc.
2.65% due 1/15/2032	800,000	711,289
4.65% due 3/20/2031	67,000	66,536
5.40% due 3/20/2036	52,000	51,732
Occidental Petroleum Corp.
7.50% due 5/1/2031	1,000,000	1,113,018
Petroleos Mexicanos
5.95% due 1/28/2031	1,500,000	1,434,109
7.69% due 1/23/2050	1,500,000	1,298,982

		4,675,666

Pharmaceuticals — 0.6%
Bayer U.S. Finance LLC
6.375% due 11/21/2030(2)	1,000,000	1,051,605
CVS Health Corp.
3.75% due 4/1/2030	1,000,000	966,281

		2,017,886

Pipelines — 1.8%
Columbia Pipelines Operating Co. LLC
5.439% due 2/15/2035(2)	1,000,000	1,014,146
Energy Transfer LP
5.70% due 4/1/2035	800,000	821,625
6.20% due 4/1/2055	400,000	388,342
MPLX LP
4.95% due 9/1/2032	1,000,000	995,467
5.50% due 6/1/2034	100,000	101,029
ONEOK, Inc.
5.05% due 11/1/2034	600,000	583,617
Targa Resources Corp.
4.35% due 1/15/2029	85,000	84,644
4.35% due 4/15/2031	97,000	94,959
4.90% due 9/15/2030	126,000	127,065
5.65% due 2/15/2036	303,000	307,452
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	297,066
Williams Cos., Inc.
4.65% due 8/15/2032	1,000,000	988,067

		5,803,479

Real Estate Investment Trusts — 2.0%
American Homes 4 Rent LP
4.95% due 6/15/2030	293,000	294,072
5.50% due 7/15/2034	200,000	200,070
Brixmor Operating Partnership LP
4.125% due 5/15/2029	900,000	887,783
COPT Defense Properties LP
4.50% due 10/15/2030	33,000	32,574
Extra Space Storage LP
4.95% due 1/15/2033	472,000	465,793
Healthpeak OP LLC
5.375% due 2/15/2035	1,000,000	1,003,083
Kite Realty Group Trust
4.75% due 9/15/2030	1,000,000	999,823
Omega Healthcare Investors, Inc.
3.25% due 4/15/2033	937,000	824,746
Phillips Edison Grocery Center Operating Partnership I LP
2.625% due 11/15/2031	740,000	655,335

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
4.75% due 3/15/2033	$91,000	$88,797
VICI Properties LP
4.75% due 4/1/2028	61,000	61,062
5.125% due 5/15/2032	1,000,000	985,459

		6,498,597

Retail — 0.2%
O’Reilly Automotive, Inc.
5.00% due 8/19/2034	700,000	692,253

		692,253

Semiconductors — 0.4%
Broadcom, Inc.
3.419% due 4/15/2033	112,000	102,416
3.50% due 2/15/2041	888,000	708,455
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% due 8/19/2032	103,000	101,601
5.25% due 8/19/2035	297,000	296,100

		1,208,572

Software — 0.4%
MSCI, Inc.
5.15% due 3/15/2036	70,000	67,801
5.25% due 9/1/2035	267,000	261,541
Oracle Corp.
4.45% due 9/26/2030	123,000	118,533
4.80% due 9/26/2032	205,000	195,231
5.20% due 9/26/2035	187,000	175,405
5.875% due 9/26/2045	115,000	99,215
5.95% due 9/26/2055	144,000	121,143
6.10% due 9/26/2065	149,000	123,548
Paychex, Inc.
5.10% due 4/15/2030	32,000	32,287
5.35% due 4/15/2032	46,000	46,232
5.60% due 4/15/2035	36,000	36,156

		1,277,092

Telecommunications — 1.0%
AT&T, Inc.
2.55% due 12/1/2033	1,000,000	846,238
5.40% due 2/15/2034	700,000	715,745
NTT Finance Corp.
4.567% due 7/16/2027(2)	200,000	200,455
4.62% due 7/16/2028(2)	200,000	200,760
4.876% due 7/16/2030(2)	200,000	201,264
T-Mobile USA, Inc.
2.70% due 3/15/2032	300,000	266,867
Verizon Communications, Inc.
2.55% due 3/21/2031	1,000,000	907,868

		3,339,197

Total Corporate Bonds & Notes (Cost $83,892,672)		84,700,824

Non-Agency Mortgage-Backed Securities — 4.9%
BLP Commercial Mortgage Trust
Series 2024-IND2, Class A
5.015% due 3/15/2041(2)(3)(4)	106,225	106,250
BMP Commercial Mortgage Trust
Series 2024-MF23, Class B
5.314% due 6/15/2041(2)(3)(4)	213,000	212,867
BPR Commercial Mortgage Trust
Series 2024-PARK, Class A
4.87% due 11/5/2039(2)(3)(4)	774,000	782,176

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.542% due 3/9/2044(2)(3)(4)	$696,000	$648,546
Series 2020-VIV3, Class B
3.544% due 3/9/2044(2)(3)(4)	1,000,000	941,925
Series 2021-ACNT, Class B
5.037% due 11/15/2038(2)(3)(4)	74,705	74,659
Series 2022-LP2, Class C
5.234% due 2/15/2039(2)(3)(4)	700,000	699,562
Series 2024-GPA3, Class A
4.965% due 12/15/2039(2)(3)(4)	315,218	315,218
Series 2024-XL4, Class A
5.115% due 2/15/2039(2)(3)(4)	579,408	580,067
Series 2024-XL5, Class A
5.064% due 3/15/2041(2)(3)(4)	1,023,292	1,024,464
Series 2025-SPOT, Class A
5.116% due 4/15/2040(2)(3)(4)	521,319	521,400
Series 2026-ALOHA, Class A
5.05% due 4/15/2043(2)(3)(4)	274,000	274,000
Series 2026-XL6, Class A
4.873% due 3/15/2043(2)(3)(4)	338,000	337,156
Series 2026-XL6, Class B
5.123% due 3/15/2043(2)(3)(4)	100,000	99,249
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(2)	2,000,000	1,888,265
Series 2021-LBA, Class AJV
4.837% due 2/15/2036(2)(3)(4)	275,000	274,828
Series 2024-CNYN, Class A
5.114% due 4/15/2041(2)(3)(4)	204,620	204,688
Series 2025-DIME, Class A
4.823% due 2/15/2035(2)(3)(4)	100,000	99,481
Series 2025-ROIC, Class A
4.816% due 3/15/2030(2)(3)(4)	427,495	425,357
Series 2025-ROIC, Class B
5.066% due 3/15/2030(2)(3)(4)	1,464,023	1,452,128
Series 2025-TAIL, Class A
5.073% due 6/15/2035(2)(3)(4)	100,000	100,000
CENT Trust
Series 2025-CITY, Class A
4.92% due 7/10/2040(2)(3)(4)	198,000	199,420
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A
4.297% due 11/13/2042(2)(3)(4)	149,000	147,227
Extended Stay America Trust
Series 2025-ESH, Class A
4.973% due 10/15/2042(2)(3)(4)	460,000	460,000
Series 2025-ESH, Class B
5.273% due 10/15/2042(2)(3)(4)	80,000	80,100
Series 2025-ESH, Class C
5.523% due 10/15/2042(2)(3)(4)	40,000	40,063
Series 2026-ESH2, Class A
4.873% due 2/15/2043(2)(3)(4)	388,346	388,346
Series 2026-ESH2, Class B
5.073% due 2/15/2043(2)(3)(4)	39,627	39,664
Series 2026-ESH2, Class C
5.273% due 2/15/2043(2)(3)(4)	26,748	26,790
HAVN Trust
Series 2025-MOB, Class A
5.373% due 10/15/2035(2)(3)(4)	50,000	49,688
Hilton USA Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2016-HHV, Class A
3.719% due 11/5/2038(2)	$1,875,000	$1,865,225
Series 2016-HHV, Class B
4.194% due 11/5/2038(2)(3)(4)	250,000	249,262
INT Commercial Mortgage Trust
Series 2025-PLAZA, Class A
4.554% due 11/5/2037(2)(3)(4)	134,000	133,551
MHP Commercial Mortgage Trust
Series 2025-MHIL2, Class A
5.173% due 9/15/2040(2)(3)(4)	212,000	211,062
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A
4.923% due 3/15/2043(2)(3)(4)	339,000	337,305
Series 2026-IND, Class B
5.123% due 3/15/2043(2)(3)(4)	100,000	99,250
Series 2026-IND, Class C
5.323% due 3/15/2043(2)(3)(4)	100,000	99,125
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A
4.915% due 12/15/2039(2)(3)(4)	600,000	599,063

Total Non-Agency Mortgage-Backed Securities (Cost $16,041,698)		16,087,427

U.S. Government Securities — 46.4%
U.S. Treasury Bonds
4.50% due 11/15/2054	3,825,000	3,573,387
4.625% due 11/15/2044	30,000,000	29,028,516
4.625% due 2/15/2055	5,800,000	5,531,977
4.625% due 11/15/2055	1,300,000	1,242,109
4.75% due 2/15/2045	7,500,000	7,369,336
4.75% due 8/15/2055	3,380,000	3,293,916
U.S. Treasury Notes
3.75% due 10/31/2032	2,760,000	2,702,536
3.875% due 7/31/2030	3,450,000	3,444,205
4.00% due 2/28/2030	12,751,400	12,799,716
4.00% due 6/30/2032	5,200,000	5,176,234
4.00% due 7/31/2032	2,574,000	2,561,029
4.00% due 1/31/2033	5,700,000	5,656,359
4.125% due 2/29/2032	47,400,000	47,575,899
4.125% due 5/31/2032	150,000	150,393
4.25% due 8/15/2035	4,500,000	4,483,125
4.625% due 2/15/2035	15,890,200	16,303,593

Total U.S. Government Securities (Cost $152,252,721)		150,892,330

Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $4,362,631, due 4/1/2026(5)	4,362,503	4,362,503

Total Repurchase Agreements (Cost $4,362,503)		4,362,503

Total Investments Before TBA Sale Commitments — 104.6% (Cost $340,247,652)		340,051,375

TBA Sale Commitments
Agency Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Security
5.50% due 4/1/2056(1)	(1,000,000)	(1,004,606)

Total TBA Sale Commitments (Cost $(1,011,016))		(1,004,606)

Liabilities in excess of other assets — (4.3)%		(13,920,896)

Total Net Assets — 100.0%		$325,125,873

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $59,367,656, representing 18.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$4,741,400	$4,449,901

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)	— Valuation Inputs —
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$51,967,156	$—	$51,967,156
Asset-Backed Securities	—	32,041,135	—	32,041,135
Corporate Bonds & Notes	—	84,700,824	—	84,700,824
Non-Agency Mortgage-Backed Securities	—	16,087,427	—	16,087,427
U.S. Government Securities	—	150,892,330	—	150,892,330
Repurchase Agreements	—	4,362,503	—	4,362,503

Total Assets	$—	$340,051,375	$—	$340,051,375

Liabilities
Other Financial Instruments
TBA Sale Commitments	$—	$(1,004,606)	$—	$(1,004,606)

Total Liabilities	$—	$(1,004,606)	$—	$(1,004,606)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 99.6%
Aerospace & Defense — 1.4%
L3Harris Technologies, Inc.	35,373	$12,208,991

		12,208,991

Banks — 5.9%
Bank of America Corp.	262,060	12,775,425
Huntington Bancshares, Inc.	908,087	14,211,562
M&T Bank Corp.	64,981	13,432,872
Regions Financial Corp.	389,960	10,185,755

		50,605,614

Beverages — 3.7%
Constellation Brands, Inc., Class A	64,327	9,649,050
Keurig Dr Pepper, Inc.	562,185	14,802,331
Pernod Ricard SA (France)	99,324	7,413,448

		31,864,829

Biotechnology — 1.4%
Gilead Sciences, Inc.	89,436	12,464,695

		12,464,695

Building Products — 0.8%
Johnson Controls International PLC	52,231	6,839,649

		6,839,649

Capital Markets — 6.5%
Ares Management Corp., Class A	109,031	11,895,282
Intercontinental Exchange, Inc.	63,345	9,962,902
Nasdaq, Inc.	139,301	11,825,262
Raymond James Financial, Inc.	74,529	10,791,054
S&P Global, Inc.	27,098	11,525,863

		56,000,363

Chemicals — 1.9%
Nutrien Ltd.	97,348	7,345,880
PPG Industries, Inc.	87,732	9,376,796

		16,722,676

Communications Equipment — 2.0%
Cisco Systems, Inc.	217,172	16,850,375

		16,850,375

Consumer Finance — 1.0%
Capital One Financial Corp.	47,780	8,716,505

		8,716,505

Containers & Packaging — 1.0%
Avery Dennison Corp.	50,644	8,745,206

		8,745,206

Electric Utilities — 2.7%
American Electric Power Co., Inc.	101,890	13,355,741
PPL Corp.	266,823	10,192,639

		23,548,380

Electrical Equipment — 2.3%
Eaton Corp. PLC	28,953	10,355,620
Emerson Electric Co.	74,764	9,795,579

		20,151,199

Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity PLC	59,715	12,481,629

		12,481,629

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.3%
Walt Disney Co.	113,052	$10,895,952

		10,895,952

Financial Services — 1.9%
Equitable Holdings, Inc.	152,000	5,640,720
Visa, Inc., Class A	34,446	10,410,959

		16,051,679

Food Products — 1.3%
Archer-Daniels-Midland Co.	150,204	10,918,329

		10,918,329

Gas Utilities — 1.3%
Atmos Energy Corp.	58,475	10,801,502

		10,801,502

Health Care Equipment & Supplies — 1.2%
Becton Dickinson & Co.	64,504	10,141,964

		10,141,964

Health Care Providers & Services — 2.8%
CVS Health Corp.	128,431	9,223,915
Elevance Health, Inc.	49,963	14,626,668

		23,850,583

Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	33,721	6,610,665

		6,610,665

Household Products — 1.1%
Kimberly-Clark Corp.	96,310	9,291,026

		9,291,026

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	64,668	14,616,908

		14,616,908

Insurance — 4.5%
American International Group, Inc.	164,635	12,388,784
Marsh & McLennan Cos., Inc.	80,120	13,896,814
Progressive Corp.	62,344	12,359,074

		38,644,672

IT Services — 1.1%
Amdocs Ltd.	139,025	9,072,771

		9,072,771

Machinery — 2.0%
IDEX Corp.	37,063	7,025,292
PACCAR, Inc.	87,238	10,075,989

		17,101,281

Metals & Mining — 1.0%
Anglo American PLC (United Kingdom)	200,383	8,513,219

		8,513,219

Multi-Utilities — 3.1%
Dominion Energy, Inc.	215,777	13,339,334
Sempra	134,185	13,038,757

		26,378,091

Oil, Gas & Consumable Fuels — 5.0%
Diamondback Energy, Inc.	78,930	15,611,565
EQT Corp.	139,332	8,867,088

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Marathon Petroleum Corp.	27,249	$6,653,661
Targa Resources Corp.	46,540	11,668,974

		42,801,288

Personal Care Products — 2.0%
Unilever PLC, ADR	297,550	16,951,423

		16,951,423

Pharmaceuticals — 10.5%
AstraZeneca PLC, ADR	46,938	9,257,112
Eli Lilly & Co.	11,949	10,990,332
Johnson & Johnson	72,442	17,707,723
Merck & Co., Inc.	193,059	23,223,067
Pfizer, Inc.	384,328	10,791,930
Roche Holding AG (Switzerland)	23,506	9,281,717
Zoetis, Inc.	74,434	8,798,843

		90,050,724

Professional Services — 1.1%
Automatic Data Processing, Inc.	46,001	9,346,483

		9,346,483

Residential REITs — 1.2%
Sun Communities, Inc.	82,039	10,333,632

		10,333,632

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Inc.	33,066	10,234,258
NXP Semiconductors NV	63,425	12,485,845

		22,720,103

Software — 2.4%
Microsoft Corp.	32,285	11,950,938
Roper Technologies, Inc.	24,230	8,574,028

		20,524,966

Specialized REITs — 6.0%
Crown Castle, Inc.	195,968	15,934,158
Gaming & Leisure Properties, Inc.	349,951	15,527,326
Lamar Advertising Co., Class A	81,602	10,335,709
Weyerhaeuser Co.	408,700	9,984,541

		51,781,734

Specialty Retail — 2.5%
Dick’s Sporting Goods, Inc.	61,556	12,205,939
Industria de Diseno Textil SA (Spain)	165,588	9,520,650

		21,726,589

Technology Hardware, Storage & Peripherals — 1.4%
NetApp, Inc.	119,958	12,282,500

		12,282,500

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	114,106	6,027,079

		6,027,079

Tobacco — 1.4%
Philip Morris International, Inc.	74,393	12,300,139

		12,300,139

Trading Companies & Distributors — 2.4%
Ferguson Enterprises, Inc.	50,351	11,744,874
Sunbelt Rentals Holdings, Inc. (United States)	133,384	8,517,682

		20,262,556

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Water Utilities — 1.3%
American Water Works Co., Inc.	80,757	$10,990,220

		10,990,220

Wireless Telecommunication Services — 1.9%
T-Mobile U.S., Inc.	78,232	16,431,067

		16,431,067

Total Common Stocks (Cost $813,025,666)		854,619,256

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $4,091,442, due 4/1/2026(1)	$4,091,322	4,091,322

Total Repurchase Agreements (Cost $4,091,322)		4,091,322

Total Investments — 100.1% (Cost $817,116,988)		858,710,578

Liabilities in excess of other assets — (0.1)%		(981,716)

Total Net Assets — 100.0%		$857,728,862

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$4,196,900	$4,173,166

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$811,372,540	$43,246,716	*	$—	$854,619,256
Repurchase Agreements	—	4,091,322		—	4,091,322

Total	$811,372,540	$47,338,038		$—	$858,710,578

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 4.8%
Carpenter Technology Corp.	6,351	$2,503,247
Curtiss-Wright Corp.	690	469,973
HEICO Corp., Class A	6,186	1,305,803
Howmet Aerospace, Inc.	6,860	1,580,956
StandardAero, Inc.(1)	1,010	26,088
Woodward, Inc.	4,970	1,778,862

		7,664,929

Automobile Components — 0.2%
LCI Industries	2,973	365,620

		365,620

Banks — 6.3%
Bancorp, Inc.(1)	5,471	293,957
East West Bancorp, Inc.	12,187	1,301,084
Eastern Bankshares, Inc.	38,443	751,945
First Horizon Corp.	32,025	728,889
FNB Corp.	57,468	960,865
Hancock Whitney Corp.	15,359	976,679
Pinnacle Financial Partners, Inc.	12,235	1,053,923
Popular, Inc.	6,236	836,684
UMB Financial Corp.	6,890	777,123
Webster Financial Corp.	5,071	352,029
Western Alliance Bancorp	10,339	732,518
Wintrust Financial Corp.	8,932	1,241,012

		10,006,708

Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	204	47,002
Celsius Holdings, Inc.(1)	7,533	267,271
Coca-Cola Consolidated, Inc.	2,769	530,928

		845,201

Biotechnology — 3.0%
Caris Life Sciences, Inc.(1)	30,130	538,725
Cytokinetics, Inc.(1)	7,780	512,780
Legend Biotech Corp., ADR(1)	20,900	378,081
Moderna, Inc.(1)	10,000	508,000
Neurocrine Biosciences, Inc.(1)	2,030	267,432
Roivant Sciences Ltd.(1)	38,450	1,065,065
United Therapeutics Corp.(1)	1,450	859,821
Veracyte, Inc.(1)	19,230	619,398

		4,749,302

Broadline Retail — 0.2%
Etsy, Inc.(1)	5,496	274,690

		274,690

Building Products — 1.6%
Armstrong World Industries, Inc.	1,260	207,648
Carlisle Cos., Inc.	3,226	1,076,258
Owens Corning	2,360	255,399
Simpson Manufacturing Co., Inc.	4,830	828,925
Trex Co., Inc.(1)	6,720	244,742

		2,612,972

Capital Markets — 2.5%
Amundi SA (France)(2)	6,340	545,284
Blue Owl Capital, Inc.	51,481	470,021
Carlyle Group, Inc.	15,805	764,804
Evercore, Inc., Class A	2,360	704,484
Marex Group PLC	16,316	727,367

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Capital Markets — (continued)
Patria Investments Ltd., Class A	53,553	$674,768
Raymond James Financial, Inc.	800	115,832
Wealthfront Corp.(1)	4,742	43,863

		4,046,423

Chemicals — 1.6%
Avient Corp.	16,686	605,702
RPM International, Inc.	11,060	1,099,364
Westlake Corp.	6,639	775,568

		2,480,634

Commercial Services & Supplies — 0.7%
Brink’s Co.	10,796	1,118,790

		1,118,790

Communications Equipment — 0.5%
Ciena Corp.(1)	1,889	733,366

		733,366

Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	1,110	1,530,679
EMCOR Group, Inc.	1,400	1,033,634
WillScot Holdings Corp.	30,515	529,740

		3,094,053

Construction Materials — 0.5%
Eagle Materials, Inc.	4,289	812,551

		812,551

Consumer Finance — 1.0%
FirstCash Holdings, Inc.	2,310	434,280
SLM Corp.	55,327	1,184,551

		1,618,831

Consumer Staples Distribution & Retail — 3.2%
Albertsons Cos., Inc., Class A	13,366	227,756
BJ’s Wholesale Club Holdings, Inc.(1)	7,276	716,104
Casey’s General Stores, Inc.	1,937	1,409,865
Maplebear, Inc.(1)	6,602	247,311
Performance Food Group Co.(1)	10,858	930,096
Sprouts Farmers Market, Inc.(1)	4,744	365,905
U.S. Foods Holding Corp.(1)	13,234	1,220,307

		5,117,344

Containers & Packaging — 0.7%
Crown Holdings, Inc.	10,711	1,073,778

		1,073,778

Diversified Consumer Services — 0.8%
Service Corp. International	15,271	1,260,010

		1,260,010

Electric Utilities — 1.1%
IDACORP, Inc.	1,398	199,872
OGE Energy Corp.	15,236	730,719
Pinnacle West Capital Corp.	3,460	348,595
Portland General Electric Co.	9,281	489,758

		1,768,944

Electrical Equipment — 1.9%
Acuity, Inc.	2,270	636,099
Forgent Power Solutions, Inc.(1)	1,600	46,832
Nextpower, Inc., Class A(1)	8,320	1,002,976

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
nVent Electric PLC	11,580	$1,369,683

		3,055,590

Electronic Equipment, Instruments & Components — 2.8%
Coherent Corp.(1)	4,302	1,024,779
Jabil, Inc.	4,254	1,129,990
TD SYNNEX Corp.	10,259	1,730,796
TTM Technologies, Inc.(1)	6,356	619,202

		4,504,767

Energy Equipment & Services — 1.2%
Liberty Energy, Inc.	21,212	610,906
Noble Corp. PLC	9,675	474,752
Weatherford International PLC	9,393	888,390

		1,974,048

Entertainment — 0.1%
Warner Music Group Corp., Class A	4,173	106,578

		106,578

Financial Services — 1.3%
NMI Holdings, Inc.(1)	15,918	597,084
Voya Financial, Inc.	20,464	1,398,101

		1,995,185

Food Products — 0.6%
Darling Ingredients, Inc.(1)	8,231	509,087
Ingredion, Inc.	2,901	326,827
Marzetti Co.	379	52,427
Pilgrim’s Pride Corp.	1,545	58,339

		946,680

Gas Utilities — 1.2%
National Fuel Gas Co.	6,975	655,371
Southwest Gas Holdings, Inc.	5,780	502,282
UGI Corp.	21,938	798,982

		1,956,635

Ground Transportation — 3.2%
Knight-Swift Transportation Holdings, Inc.	7,010	403,636
Landstar System, Inc.	8,818	1,413,613
XPO, Inc.(1)	17,111	3,328,945

		5,146,194

Health Care Equipment & Supplies — 0.3%
Penumbra, Inc.(1)	1,620	531,959

		531,959

Health Care Providers & Services — 1.9%
Alignment Healthcare, Inc.(1)	23,330	411,075
BrightSpring Health Services, Inc.(1)	19,000	809,590
Privia Health Group, Inc.(1)	25,390	522,272
Tenet Healthcare Corp.(1)	6,730	1,270,018

		3,012,955

Health Care REITs — 1.0%
CareTrust REIT, Inc.	4,950	181,418
Janus Living, Inc., Class A(1)	7,560	178,189
Ventas, Inc.	15,223	1,244,937

		1,604,544

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Technology — 0.4%
Waystar Holding Corp.(1)	23,740	$572,371

		572,371

Hotels, Restaurants & Leisure — 2.3%
Aramark	24,050	974,987
Brinker International, Inc.(1)	5,066	723,273
Planet Fitness, Inc., Class A(1)	12,457	926,552
Wingstop, Inc.	3,014	467,079
Wynn Resorts Ltd.	4,763	483,683

		3,575,574

Household Durables — 2.2%
Somnigroup International, Inc.	19,239	1,422,147
Taylor Morrison Home Corp.(1)	11,770	685,485
Toll Brothers, Inc.	10,079	1,375,481

		3,483,113

Independent Power and Renewable Electricity Producers — 1.0%
Ormat Technologies, Inc.	4,962	555,347
Talen Energy Corp.(1)	3,431	1,095,278

		1,650,625

Industrial REITs — 1.1%
EastGroup Properties, Inc.	4,930	912,494
Terreno Realty Corp.	14,120	867,250

		1,779,744

Insurance — 3.7%
American Financial Group, Inc.	9,171	1,171,228
Assurant, Inc.	3,297	718,120
Baldwin Insurance Group, Inc.(1)	46,889	1,028,745
Reinsurance Group of America, Inc.	9,033	1,844,177
Selective Insurance Group, Inc.	5,336	402,281
Unum Group	10,121	739,137

		5,903,688

Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	27,383	502,204

		502,204

IT Services — 1.9%
Okta, Inc.(1)	10,506	826,927
Twilio, Inc., Class A(1)	16,793	2,112,896

		2,939,823

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(1)	18,890	401,035
Bio-Techne Corp.	10,450	546,117
Illumina, Inc.(1)	2,760	340,198
Repligen Corp.(1)	7,460	878,937
Sartorius Stedim Biotech (France)	2,550	499,251
West Pharmaceutical Services, Inc.	900	225,576

		2,891,114

Machinery — 6.3%
Allison Transmission Holdings, Inc.	8,376	980,495
Crane Co.	8,560	1,463,760
Dover Corp.	2,240	466,928
Esab Corp.	14,180	1,370,639
Flowserve Corp.	28,275	2,078,495
ITT, Inc.	11,781	2,244,634

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
RBC Bearings, Inc.(1)	2,470	$1,341,506

		9,946,457

Marine Transportation — 1.5%
Kirby Corp.(1)	18,472	2,454,559

		2,454,559

Media — 0.6%
EchoStar Corp., Class A(1)	210	24,585
New York Times Co., Class A	8,360	699,983
Nexstar Media Group, Inc.	1,479	267,447

		992,015

Metals & Mining — 1.9%
Century Aluminum Co.(1)	7,238	424,798
Lundin Mining Corp. (Canada)	49,328	1,230,097
Reliance, Inc.	4,582	1,392,562

		3,047,457

Office REITs — 0.7%
Douglas Emmett, Inc.	22,290	209,972
Postal Realty Trust, Inc., Class A	49,888	925,921

		1,135,893

Oil, Gas & Consumable Fuels — 4.2%
Antero Resources Corp.(1)	25,357	1,076,151
HF Sinclair Corp.	15,592	972,785
Northern Oil & Gas, Inc.	11,379	332,608
Ovintiv, Inc.	22,192	1,317,317
Permian Resources Corp.	73,171	1,560,006
Plains All American Pipeline LP	24,274	542,038
Targa Resources Corp.	3,248	814,371

		6,615,276

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	8,584	624,486

		624,486

Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	6,030	97,023
e.l.f. Beauty, Inc.(1)	2,718	164,738

		261,761

Pharmaceuticals — 1.3%
Elanco Animal Health, Inc.(1)	59,720	1,429,100
Royalty Pharma PLC, Class A	14,200	681,174

		2,110,274

Professional Services — 1.4%
CACI International, Inc., Class A(1)	2,930	1,593,539
KBR, Inc.	17,120	631,043

		2,224,582

Real Estate Management & Development — 0.8%
Compass, Inc., Class A(1)	39,480	288,599
Jones Lang LaSalle, Inc.(1)	3,310	1,007,299

		1,295,898

Residential REITs — 0.9%
American Homes 4 Rent, Class A	17,550	489,996
Camden Property Trust	3,370	329,114

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Residential REITs — (continued)
Sun Communities, Inc.	4,360	$549,186

		1,368,296

Retail REITs — 0.8%
Macerich Co.	23,720	448,308
Urban Edge Properties	38,420	767,632

		1,215,940

Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.(1)	18,222	574,540
Entegris, Inc.	11,943	1,400,197
MACOM Technology Solutions Holdings, Inc.(1)	10,485	2,328,404
MKS, Inc.	4,469	1,027,021
Nova Ltd.(1)	1,083	470,325
Rambus, Inc.(1)	10,499	903,229

		6,703,716

Software — 1.7%
Gen Digital, Inc.	13,775	259,383
Guidewire Software, Inc.(1)	6,119	915,158
Nutanix, Inc., Class A(1)	9,462	359,651
Rubrik, Inc., , Class A(1)	11,186	547,778
Samsara, Inc., Class A(1)	17,293	548,015

		2,629,985

Specialized REITs — 1.5%
CubeSmart	15,479	567,305
Four Corners Property Trust, Inc.	33,050	781,633
Outfront Media, Inc.	38,291	1,014,711

		2,363,649

Specialty Retail — 3.9%
Aritzia, Inc. (Canada)(1)	7,814	637,657
Bath & Body Works, Inc.	34,794	649,604
Burlington Stores, Inc.(1)	4,614	1,501,303
Dick’s Sporting Goods, Inc.	5,033	997,994
Five Below, Inc.(1)	4,839	1,105,615
Gap, Inc.	23,310	564,102
Murphy USA, Inc.	1,576	778,497

		6,234,772

Technology Hardware, Storage & Peripherals — 0.9%
Everpure, Inc., Class A(1)	570	33,653
Western Digital Corp.	5,017	1,357,048

		1,390,701

Textiles, Apparel & Luxury Goods — 1.4%
Amer Sports, Inc.(1)	20,455	673,379
Birkenstock Holding PLC(1)	16,722	599,149
Ralph Lauren Corp.	1,141	392,492
Tapestry, Inc.	3,605	508,702

		2,173,722

Trading Companies & Distributors — 2.5%
Core & Main, Inc., Class A(1)	13,440	663,936
Watsco, Inc.	2,500	909,475
WESCO International, Inc.	8,949	2,448,625

		4,022,036

Total Common Stocks (Cost $124,684,622)		156,589,012

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills 3.638% due 4/23/2026(3)	$110,000	$109,756

Total U.S. Treasury Bills (Cost $109,761)		109,756

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $2,546,005, due 4/1/2026(4)	$2,545,930	2,545,930

Total Repurchase Agreements (Cost $2,545,930)		2,545,930

Total Investments — 100.1% (Cost $127,340,313)		159,244,698

Liabilities in excess of other assets — (0.1)%		(106,350)

Total Net Assets — 100.0%		$159,138,348

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of this security amounted to $545,284, representing 0.3% of net assets. These security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Interest rate shown reflects the discount rate at time of purchase.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$2,611,700	$2,597,001

Open futures contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P MidCap 400 E-mini futures	June 2026	3	Long	$1,017,779	$1,018,950	$1,171

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Assets (unaudited)		— Valuation Inputs —
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$155,544,477	$1,044,535	*	$—	$156,589,012
U.S. Treasury Bills	—	109,756		—	109,756
Repurchase Agreements	—	2,545,930		—	2,545,930

Total Investments in Securities	$155,544,477	$3,700,221		$—	$159,244,698

Other Financial Instruments
Futures Contracts	$1,171	$—		$—	$1,171

Total Assets	$155,545,648	$3,700,221		$—	$159,245,869

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 22.1%
Federal Home Loan Mortgage Corp.
3.00% due 5/1/2033	$5,316,649	$5,195,626
Federal National Mortgage Association
3.00% due 4/1/2033	3,209,843	3,169,887
3.00% due 9/1/2034	5,555,422	5,379,254
3.00% due 5/1/2037	5,151,796	5,004,129
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-065, Class A2
3.243% due 4/25/2027	2,900,000	2,876,526
Series K-068, Class A2
3.244% due 8/25/2027	7,000,000	6,920,687

Total Agency Mortgage-Backed Securities (Cost $28,483,286)		28,546,109

Asset-Backed Securities — 24.8%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	900,000	890,809
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	1,100,000	1,079,931
CARDS II Trust
Series 2025-1A, Class A
4.63% due 3/15/2031(1)	3,000,000	3,010,808
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	493,453	495,385
CNH Equipment Trust
Series 2024-A, Class A3
4.77% due 6/15/2029	1,222,498	1,230,666
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	450,000	437,428
DLLMT LLC
Series 2024-1A, Class A3
4.84% due 8/21/2028(1)	1,000,000	1,005,479
GMF Floorplan Owner Revolving Trust
Series 2025-1A, Class C
4.88% due 3/15/2029(1)	2,900,000	2,911,292
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A
4.91% due 9/25/2029(1)	2,900,000	2,921,536
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	405,000	408,007
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	405,000	409,836
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	1,008,649
Series 2025-1A, Class B
4.89% due 2/15/2030(1)	3,000,000	3,010,573
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
5.324% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,209,456
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	251,274	251,637
Stellantis Financial Underwritten Enhanced Lease Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Series 2025-BA, Class C
4.71% due 1/22/2030(1)	$610,000	$608,320
Series 2025-CA, Class C
4.44% due 8/20/2030(1)	2,650,000	2,630,039
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class C
5.09% due 6/20/2029(1)	2,650,000	2,656,526
Verizon Master Trust
Series 2025-3, Class C
4.90% due 3/20/2030	2,900,000	2,912,537
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	188,943	190,158
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	195,000	196,870
Series 2025-1A, Class C
5.08% due 1/18/2040(1)	2,500,000	2,510,100

Total Asset-Backed Securities (Cost $31,880,531)		31,986,042

Corporate Bonds & Notes — 32.0%
Airlines — 1.1%
Delta Air Lines, Inc.
4.95% due 7/10/2028	645,000	647,374
Southwest Airlines Co.
4.375% due 11/15/2028	800,000	789,631

		1,437,005

Biotechnology — 0.4%
Amgen, Inc.
5.15% due 3/2/2028	500,000	507,327

		507,327

Commercial Banks — 10.3%
Banco Santander Chile
4.55% due 11/20/2030(1)	1,300,000	1,282,944
Bank of America Corp.
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	491,186
4.979% (4.979% fixed rate until 1/24/2028; 1 day USD SOFR + 0.83% thereafter) due 1/24/2029(2)	940,000	947,323
Goldman Sachs Group, Inc.
6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	2,700,000	2,824,591
JPMorgan Chase & Co.
4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,411,924
5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	509,331

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Morgan Stanley
5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	$1,900,000	$1,921,885
Morgan Stanley Bank NA
4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,005,931
Wells Fargo & Co.
5.574% (5.574% fixed rate until 7/25/2028; 1 day USD SOFR + 1.74% thereafter) due 7/25/2029(2)	2,800,000	2,864,323

		13,259,438

Computers — 1.1%
Dell International LLC/EMC Corp.
4.75% due 4/1/2028	1,450,000	1,460,190

		1,460,190

Diversified Financial Services — 4.0%
American Express Co.
5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	1,100,000	1,105,990
Aviation Capital Group LLC
6.75% due 10/25/2028(1)	1,300,000	1,360,258
Lseg U.S. Fin Corp.
4.25% due 3/23/2029(1)	490,000	486,429
OneMain Finance Corp.
3.875% due 9/15/2028	1,100,000	1,045,386
Western Union Co.
4.75% due 6/15/2029	1,120,000	1,110,024

		5,108,087

Electric — 1.0%
Vistra Operations Co. LLC
4.30% due 10/15/2028(1)	1,300,000	1,284,420

		1,284,420

Electrical Components & Equipment — 1.1%
Molex Electronic Technologies LLC
4.75% due 4/30/2028(1)	1,400,000	1,405,973

		1,405,973

Food — 2.2%
Mars, Inc.
4.55% due 4/20/2028(1)	2,870,000	2,889,130

		2,889,130

Healthcare-Products — 0.9%
Medline Borrower LP
3.875% due 4/1/2029(1)	1,170,000	1,131,813

		1,131,813

Healthcare-Services — 0.8%
HCA, Inc.
5.20% due 6/1/2028	1,000,000	1,015,045

		1,015,045

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 0.5%
Farmers Exchange Capital
7.05% due 7/15/2028(1)	$650,000	$674,279

		674,279

Leisure Time — 1.7%
Carnival Corp.
7.00% due 8/15/2029(1)	1,600,000	1,659,762
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(1)	500,000	501,888

		2,161,650

Lodging — 0.8%
Las Vegas Sands Corp.
5.90% due 6/1/2027	1,000,000	1,012,998

		1,012,998

Oil & Gas — 0.4%
EQT Corp.
4.50% due 1/15/2029	500,000	498,831

		498,831

Pipelines — 1.8%
DT Midstream, Inc.
4.125% due 6/15/2029(1)	1,370,000	1,341,176
Williams Cos., Inc.
5.30% due 8/15/2028	1,000,000	1,021,029

		2,362,205

Real Estate Investment Trusts — 1.7%
Extra Space Storage LP
3.50% due 7/1/2026	500,000	498,907
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50% due 8/1/2030	670,000	671,313
VICI Properties LP
4.75% due 4/1/2028	980,000	980,998

		2,151,218

Telecommunications — 1.8%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 3/20/2028(1)	1,880,000	1,889,283
T-Mobile USA, Inc.
3.75% due 4/15/2027	500,000	496,905

		2,386,188

Transportation — 0.4%
GXO Logistics, Inc.
6.25% due 5/6/2029	461,000	477,910

		477,910

Total Corporate Bonds & Notes (Cost $41,158,715)		41,223,707

Non-Agency Mortgage-Backed Securities — 1.6%
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1 4.75% due 5/25/2065(1)(2)(3)	2,095,040	2,053,227

Total Non-Agency Mortgage-Backed Securities (Cost $2,031,102)		2,053,227

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2026 (unaudited)	Principal Amount	Value

U.S. Government Securities — 15.8%
U.S. Treasury Notes
1.375% due 10/31/2028	$21,700,000	$20,406,476

Total U.S. Government Securities (Cost $20,418,344)		20,406,476

Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $1,281,984, due 4/1/2026(4)	$1,281,946	1,281,946

Total Repurchase Agreements (Cost $1,281,946)		1,281,946

Total Investments — 97.3% (Cost $125,253,924)		125,497,507

Assets in excess of other liabilities — 2.7%		3,462,293

Total Net Assets — 100.0%		$128,959,800

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2026, the aggregate market value of these securities amounted to $45,803,421, representing 35.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2026.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00%	7/31/2028	$1,393,300	$1,307,653

Legend:

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$28,546,109	$—	$28,546,109
Asset-Backed Securities	—	31,986,042	—	31,986,042
Corporate Bonds & Notes	—	41,223,707	—	41,223,707
Non-Agency Mortgage-Backed Securities	—	2,053,227	—	2,053,227
U.S. Government Securities	—	20,406,476	—	20,406,476
Repurchase Agreements	—	1,281,946	—	1,281,946

Total	$—	$125,497,507	$—	$125,497,507

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.7%
Aerospace & Defense — 4.0%
BWX Technologies, Inc.	14,366	$2,937,703
Melrose Industries PLC (United Kingdom)	319,124	2,149,603
V2X, Inc.(1)	35,003	2,397,706

		7,485,012

Automobile Components — 0.9%
Gentherm, Inc.(1)	61,221	1,700,719

		1,700,719

Banks — 7.2%
Ameris Bancorp	38,795	3,025,622
Axos Financial, Inc.(1)	26,000	2,212,340
Customers Bancorp, Inc.(1)	8,335	578,532
Popular, Inc.	15,158	2,033,749
Texas Capital Bancshares, Inc.(1)	27,051	2,566,599
Wintrust Financial Corp.	21,626	3,004,717

		13,421,559

Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.(1)	23,496	523,021
Arrowhead Pharmaceuticals, Inc.(1)	11,456	718,291
Catalyst Pharmaceuticals, Inc.(1)	22,418	555,070
Exelixis, Inc.(1)	13,890	595,742
Janux Therapeutics, Inc.(1)	36,984	514,078
Monte Rosa Therapeutics, Inc.(1)	32,978	542,488
Praxis Precision Medicines, Inc.(1)	1,606	517,437
Protagonist Therapeutics, Inc.(1)	5,735	604,469
PTC Therapeutics, Inc.(1)	8,311	566,228
Roivant Sciences Ltd.(1)	26,707	739,784
United Therapeutics Corp.(1)	2,143	1,270,756

		7,147,364

Building Products — 3.3%
AAON, Inc.	19,887	1,645,649
AZZ, Inc.	18,565	2,323,039
Carlisle Cos., Inc.	6,462	2,155,852

		6,124,540

Capital Markets — 2.2%
Cboe Global Markets, Inc.	4,998	1,404,788
Raymond James Financial, Inc.	12,761	1,847,665
StoneX Group, Inc.(1)	9,453	762,384

		4,014,837

Chemicals — 2.9%
Ashland, Inc.	43,714	2,430,935
Westlake Corp.	24,784	2,895,267

		5,326,202

Commercial Services & Supplies — 1.8%
Montrose Environmental Group, Inc.(1)	95,336	2,086,905
Republic Services, Inc.	5,790	1,268,126

		3,355,031

Communications Equipment — 0.5%
Ciena Corp.(1)	2,475	960,869

		960,869

Construction & Engineering — 3.3%
API Group Corp.(1)	75,235	3,048,522
Comfort Systems USA, Inc.	1,344	1,853,363

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction & Engineering — (continued)
Sterling Infrastructure, Inc.(1)	2,903	$1,182,305

		6,084,190

Containers & Packaging — 1.1%
Crown Holdings, Inc.	20,742	2,079,385

		2,079,385

Electrical Equipment — 3.7%
Allient, Inc.	50,897	3,007,504
Nextpower, Inc., Class A(1)	7,392	891,105
Regal Rexnord Corp.	16,066	3,008,519

		6,907,128

Electronic Equipment, Instruments & Components — 6.1%
Littelfuse, Inc.	8,913	3,024,627
Mirion Technologies, Inc.(1)	126,259	2,347,155
Ralliant Corp.	55,643	2,314,192
Sanmina Corp.(1)	3,440	445,962
Teledyne Technologies, Inc.(1)	4,002	2,421,250
TTM Technologies, Inc.(1)	9,737	948,578

		11,501,764

Entertainment — 1.4%
Roku, Inc.(1)	28,516	2,698,184

		2,698,184

Health Care Equipment & Supplies — 2.4%
Haemonetics Corp.(1)	33,173	1,869,630
LivaNova PLC(1)	41,632	2,646,130

		4,515,760

Health Care Providers & Services — 2.1%
HealthEquity, Inc.(1)	36,310	3,034,427
Humana, Inc.	5,585	968,383

		4,002,810

Health Care REITs — 0.4%
Omega Healthcare Investors, Inc.	18,856	826,270

		826,270

Hotels, Restaurants & Leisure — 1.3%
Planet Fitness, Inc., Class A(1)	31,592	2,349,813

		2,349,813

Household Durables — 1.4%
Toll Brothers, Inc.	19,534	2,665,805

		2,665,805

Independent Power and Renewable Electricity Producers — 1.4%
Talen Energy Corp.(1)	7,957	2,540,113

		2,540,113

Industrial REITs — 1.6%
Terreno Realty Corp.	47,710	2,930,348

		2,930,348

Insurance — 5.6%
Arch Capital Group Ltd.(1)	20,328	1,951,285
Axis Capital Holdings Ltd.	20,078	2,036,110
First American Financial Corp.	29,355	1,769,813
Reinsurance Group of America, Inc.	13,595	2,775,555

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — (continued)
Unum Group	26,107	$1,906,594

		10,439,357

IT Services — 1.3%
Okta, Inc.(1)	31,535	2,482,120

		2,482,120

Life Sciences Tools & Services — 5.2%
Azenta, Inc.(1)	118,607	2,506,166
Bio-Rad Laboratories, Inc., Class A(1)	8,394	2,339,827
Bruker Corp.	73,921	2,670,027
ICON PLC(1)	19,892	2,201,249

		9,717,269

Machinery — 1.2%
Esab Corp.	23,059	2,228,883

		2,228,883

Marine Transportation — 2.0%
Kirby Corp.(1)	27,507	3,655,130

		3,655,130

Metals & Mining — 2.2%
Century Aluminum Co.(1)	13,480	791,141
Coeur Mining, Inc.(1)	43,627	818,879
Commercial Metals Co.	41,824	2,569,248

		4,179,268

Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.(1)	47,293	2,007,115
Coterra Energy, Inc.	60,319	2,119,610
Teekay Corp. Ltd.	67,469	823,796

		4,950,521

Paper & Forest Products — 1.3%
Louisiana-Pacific Corp.	34,436	2,505,219

		2,505,219

Passenger Airlines — 1.2%
Alaska Air Group, Inc.(1)	61,916	2,277,270

		2,277,270

Pharmaceuticals — 0.3%
Amneal Pharmaceuticals, Inc.(1)	45,539	566,050

		566,050

Residential REITs — 1.5%
Sun Communities, Inc.	22,167	2,792,155

		2,792,155

Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc.(1)	74,291	2,342,395
Credo Technology Group Holding Ltd.(1)	6,537	613,628
Marvell Technology, Inc.	34,561	3,423,267
ON Semiconductor Corp.(1)	67,517	4,180,653

		10,559,943

Software — 3.0%
CCC Intelligent Solutions Holdings, Inc.(1)	314,461	1,886,766
Cipher Digital, Inc.(1)	27,067	348,352
D-Wave Quantum, Inc.(1)	17,652	254,719

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Dynatrace, Inc.(1)	82,899	$3,065,605

		5,555,442

Specialized REITs — 0.9%
SBA Communications Corp.	10,032	1,726,608

		1,726,608

Specialty Retail — 4.7%
Burlington Stores, Inc.(1)	7,907	2,572,780
Chewy, Inc., Class A(1)	57,882	1,562,814
National Vision Holdings, Inc.(1)	90,553	2,345,323
Revolve Group, Inc.(1)	103,602	2,342,441

		8,823,358

Technology Hardware, Storage & Peripherals — 0.6%
Sandisk Corp.(1)	1,725	1,095,962

		1,095,962

Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc.	7,097	1,001,458

		1,001,458

Trading Companies & Distributors — 6.2%
Applied Industrial Technologies, Inc.	10,926	2,898,886
Herc Holdings, Inc.	23,441	2,333,552
QXO, Inc.(1)	169,956	3,300,545
WESCO International, Inc.	11,284	3,087,528

		11,620,511

Total Common Stocks (Cost $175,463,156)		184,814,227

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $409,920, due 4/1/2026(2)	$409,908	409,908

Total Repurchase Agreements (Cost $409,908)		409,908

Total Investments — 98.9% (Cost $175,873,064)		185,224,135

Assets in excess of other liabilities — 1.1%		2,154,050

Total Net Assets — 100.0%		$187,378,185

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$420,500	$418,136

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$182,664,624	$2,149,603	*	$—	$184,814,227
Repurchase Agreements	—	409,908		—	409,908

Total	$182,664,624	$2,559,511		$—	$185,224,135

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — 98.8%
Aerospace & Defense — 3.5%
BAE Systems PLC, ADR	24,280	$2,828,620
L3Harris Technologies, Inc.	9,710	3,351,406

		6,180,026

Banks — 3.9%
Bank of America Corp.	60,428	2,945,865
JPMorgan Chase & Co.	10,256	3,016,905
M&T Bank Corp.	4,723	976,338

		6,939,108

Beverages — 1.5%
Coca-Cola Co.	14,917	1,134,438
Monster Beverage Corp.(1)	20,545	1,488,691

		2,623,129

Biotechnology — 3.8%
AbbVie, Inc.	13,450	2,925,240
Gilead Sciences, Inc.	27,902	3,888,702

		6,813,942

Broadline Retail — 3.2%
Amazon.com, Inc.(1)	27,318	5,689,520

		5,689,520

Building Products — 0.5%
Trane Technologies PLC	2,171	904,743

		904,743

Capital Markets — 2.9%
Cboe Global Markets, Inc.	8,067	2,267,392
CME Group, Inc.	2,475	730,991
S&P Global, Inc.	5,059	2,151,795

		5,150,178

Communications Equipment — 3.2%
Cisco Systems, Inc.	43,479	3,373,536
Motorola Solutions, Inc.	5,091	2,209,341

		5,582,877

Construction & Engineering — 0.8%
Stantec, Inc.	16,434	1,419,898

		1,419,898

Consumer Staples Distribution & Retail — 0.5%
U.S. Foods Holding Corp.(1)	9,550	880,605

		880,605

Diversified Consumer Services — 0.3%
ADT, Inc.	80,559	529,273

		529,273

Electric Utilities — 3.4%
American Electric Power Co., Inc.	25,738	3,373,737
NextEra Energy, Inc.	28,626	2,658,783

		6,032,520

Electrical Equipment — 0.7%
Eaton Corp. PLC	3,627	1,297,269

		1,297,269

Entertainment — 1.2%
Netflix, Inc.(1)	22,660	2,178,759

		2,178,759

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 4.2%
Mastercard, Inc., Class A	7,302	$3,648,517
Visa, Inc., Class A	12,556	3,794,926

		7,443,443

Health Care Equipment & Supplies — 1.1%
Medtronic PLC	21,804	1,889,317

		1,889,317

Health Care Providers & Services — 2.7%
McKesson Corp.	4,095	3,543,649
UnitedHealth Group, Inc.	4,266	1,154,337

		4,697,986

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	164	690,493
Compass Group PLC, ADR	67,484	1,876,055
Yum! Brands, Inc.	11,956	1,858,919

		4,425,467

Household Products — 2.2%
Colgate-Palmolive Co.	28,249	2,407,662
Procter & Gamble Co.	10,652	1,538,575

		3,946,237

Insurance — 4.4%
American Financial Group, Inc.	6,094	778,265
Everest Group Ltd.	1,380	451,053
Hanover Insurance Group, Inc.	5,170	896,219
Marsh & McLennan Cos., Inc.	9,084	1,575,620
Reinsurance Group of America, Inc.	3,077	628,200
Travelers Cos., Inc.	8,043	2,345,982
Willis Towers Watson PLC	4,011	1,165,998

		7,841,337

Interactive Media & Services — 7.1%
Alphabet, Inc., Class C	37,113	10,646,235
Meta Platforms, Inc., Class A	3,248	1,858,278

		12,504,513

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	2,687	1,320,741

		1,320,741

Multi-Utilities — 1.5%
Ameren Corp.	24,360	2,677,651

		2,677,651

Office REITs — 0.4%
COPT Defense Properties	24,525	750,465

		750,465

Oil, Gas & Consumable Fuels — 2.8%
Exxon Mobil Corp.	12,663	2,148,405
Shell PLC, ADR	29,979	2,788,047

		4,936,452

Pharmaceuticals — 4.4%
Eli Lilly & Co.	3,209	2,951,542
Merck & Co., Inc.	33,643	4,046,917
Zoetis, Inc.	6,720	794,371

		7,792,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2026 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 3.7%
Automatic Data Processing, Inc.	4,683	$951,492
Experian PLC, ADR	41,459	1,448,577
Jacobs Solutions, Inc.	6,428	818,156
Leidos Holdings, Inc.	13,615	2,117,405
RELX PLC, ADR	38,210	1,266,662

		6,602,292

Semiconductors & Semiconductor Equipment — 12.6%
Analog Devices, Inc.	8,501	2,704,508
Broadcom, Inc.	20,308	6,285,529
KLA Corp.	513	755,346
NVIDIA Corp.	50,422	8,793,597
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,361	3,839,450

		22,378,430

Software — 8.1%
Intuit, Inc.	3,438	1,486,522
Microsoft Corp.	27,590	10,212,990
Nice Ltd., ADR(1)	8,799	970,178
ServiceNow, Inc.(1)	16,776	1,753,931

		14,423,621

Specialized REITs — 1.3%
Digital Realty Trust, Inc.	8,433	1,519,711
Extra Space Storage, Inc.	6,394	838,445

		2,358,156

Specialty Retail — 2.7%
AutoZone, Inc.(1)	751	2,536,713
O’Reilly Automotive, Inc.(1)	8,725	805,405
Ulta Beauty, Inc.(1)	2,843	1,486,064

		4,828,182

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	38,355	9,734,115

		9,734,115

Tobacco — 1.5%
Philip Morris International, Inc.	16,169	2,673,382

		2,673,382

Total Common Stocks (Cost $137,482,762)		175,446,464

	Principal Amount	Value

Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 1.06%, dated 3/31/2026, proceeds at maturity value of $2,458,430, due 4/1/2026(2)	$2,458,358	2,458,358

Total Repurchase Agreements (Cost $2,458,358)		2,458,358

Total Investments — 100.2% (Cost $139,941,120)		177,904,822

Liabilities in excess of other assets — (0.2)%		(420,584)

Total Net Assets — 100.0%		$177,484,238

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.625%	8/31/2029	$2,521,800	$2,507,542

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$175,446,464	$—	$—	$175,446,464
Repurchase Agreements	—	2,458,358	—	2,458,358

Total	$175,446,464	$2,458,358	$—	$177,904,822

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuations

The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Funds.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded. Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue.

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2026, Guardian Multi-Sector Bond VIP Fund held two illiquid securities, Guardian Large Cap Fundamental Growth VIP Fund held three illiquid securities, and Guardian Mid Cap Relative Value VIP Fund held three illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2026, except for Guardian Multi-Sector Bond VIP Fund, there were no transfers into or out of Level 3 of the fair value hierarchy. Guardian Multi-Sector Bond VIP had transfers into Level 3 of the fair value hierarchy as of March 31, 2026.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2026, Guardian Large Cap Fundamental Growth VIP Fund has two securities and Guardian Multi-Sector Bond VIP Fund has two securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, swaptions and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2026, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, Guardian Balanced Allocation VIP Fund and Guardian Core Plus Fixed Income VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration and Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested. During the period ended March 31, 2026 Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund entered into forward foreign currency contracts. During the period ended March 31, 2026, Guardian Multi-Sector Bond VIP Fund entered into swaps and swaptions.